(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Investment Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Government Inv - CL A	13.95%	43.12%	98.55%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	8.54%	36.32%	89.12%
LB Government Bond	15.08%	48.52%	114.79%
General US Government Funds Average	13.75%	41.37%	98.93%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers® Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 157 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL A	13.95%	7.43%	7.10%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	8.54%	6.39%	6.58%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Government Investment Fund - Class A on October 31, 1991, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,912 - an 89.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.31%	6.35%	5.56%	6.12%	6.19%
Capital returns	7.64%	1.18%	-7.09%	3.62%	1.90%
Total returns	13.95%	7.53%	-1.53%	9.74%	8.09%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.38¢	27.24¢	55.57¢
Annualized dividend rate	5.17%	5.54%	5.72%
30-day annualized yield	4.19%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.97 over the past one month, $9.76 over the past six months and $9.71 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	13.86%	42.20%	97.24%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	9.87%	37.22%	90.34%
LB Government Bond	15.08%	48.52%	114.79%
General US Government Funds Average	13.75%	41.37%	98.93%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 157 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	13.86%	7.29%	7.03%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	9.87%	6.53%	6.65%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2001 the value of the investment would have grown to $19,034 - a 90.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.21%	6.23%	5.48%	5.94%	6.07%
Capital returns	7.65%	1.18%	-7.19%	3.62%	1.90%
Total returns	13.86%	7.41%	-1.71%	9.56%	7.97%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.28¢	26.77¢	54.64¢
Annualized dividend rate	5.05%	5.45%	5.63%
30-day annualized yield	4.13%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.97 over the past one month, $9.75 over the past six months and $9.70 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	13.03%	37.65%	87.69%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	8.03%	35.65%	87.69%
LB Government Bond	15.08%	48.52%	114.79%
General US Government Funds Average	13.75%	41.37%	98.93%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 157 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	13.03%	6.60%	6.50%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	8.03%	6.29%	6.50%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,769 - an 87.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	5.48%	5.55%	4.85%	5.25%	5.41%
Capital returns	7.55%	1.18%	-7.09%	3.62%	1.79%
Total returns	13.03%	6.73%	-2.24%	8.87%	7.20%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.75¢	23.65¢	48.41¢
Annualized dividend rate	4.43%	4.82%	5.00%
30-day annualized yield	3.68%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.96 over the past one month, $9.74 over the past six months, and $9.69 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Government Investment Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	13.05%	37.10%	86.94%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	12.05%	37.10%	86.94%
LB Government Bond	15.08%	48.52%	114.79%
General US Government Funds Average	13.75%	41.37%	98.93%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 157 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	13.05%	6.51%	6.46%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	12.05%	6.51%	6.46%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,694 - an 86.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	5.40%	5.46%	4.76%	5.08%
Capital returns	7.65%	1.18%	-7.19%	3.94%
Total returns	13.05%	6.64%	-2.43%	9.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.70¢	23.33¢	47.72¢
Annualized dividend rate	4.37%	4.75%	4.92%
30-day annualized yield	3.61%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.97 over the past one month, $9.75 over the past six months, and $9.70 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 13.95%, 13.86%, 13.03% and 13.05%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 13.75% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 15.08%.

Q. What led to the fund's strong returns during the past 12 months?

A. A series of rapid and dramatic interest-rate cuts and renewed investor demand for fixed-income investments translated into very strong returns for most bonds, including those that are the main focus of the fund: Treasury, agency and mortgage securities. The period got off to a very strong start when investors began to anticipate that the Federal Reserve Board would cut interest rates in order to jump-start the economy. Just the expectation that rates would move lower was enough to fuel a late-2000 bond rally. The Fed delivered on those expectations, reducing short-term interest rates on four separate occasions between the beginning of 2001 and the end of April. The Fed would repeat that action in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. By the end of the period, short-term interest rates had fallen to levels not seen since the early 1960s.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What choices did you make in the Treasury market, and how did they affect performance?

A. Throughout much of the period, I placed a heavy emphasis on intermediate-term bonds with maturities between five and 10 years. The reason I emphasized intermediate-maturity Treasury securities was because they provided a significant amount of additional yield over shorter-term bonds and almost as much yield as longer-term securities. At the same time, they had far less interest-rate risk than longer-term bonds. Given that the past year was marked by periods when shorter-term bonds dramatically outpaced longer-term bonds and vice versa, striking a middle ground in the intermediate-maturity range was an overall plus for the fund's performance.

Q. Agency securities performed quite well during the past year. What was behind their gains, and how did you approach that sector of the bond market?

A. Agency securities became quite cheap relative to Treasury securities late last year. That was due primarily to threats made by Congress and other legislators to cut off the lines of credit that provide some agencies - specifically Fannie Mae and Freddie Mac - implicit government backing. This year, however, the threat of potentially damaging legislation faded as the agencies took steps to appease legislators, and other agenda items - such as staving off a recession and the war on terrorism - took center stage. The agency market also had to contend with heavy supply. Fortunately, that supply was easily absorbed by strong demand, as investors increasingly sought out high-quality, higher-yielding alternatives to Treasury bonds. Since I had purchased the bulk of the fund's agency holdings back when they were cheap, the fund benefited from the significant appreciation they enjoyed during the period.

Q. Were there any disappointments?

A. Although mortgage security prices ended the period significantly higher due to falling interest rates, they lagged Treasury and agency securities throughout much of the period because of mounting prepayment worries. Prepayment occurs when homeowners refinance their mortgages, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. I routinely emphasized mortgage securities with some measure of protection against prepayment, which helped. However, it didn't altogether immunize holdings when prepayment activity came in at much faster-than-expected levels as interest rates continued their slide. I pared back the fund's exposure to the mortgage sector in late summer, just prior to the beginning of a new wave of refinancing activity in September and October.

Q. What's your outlook?

A. The economy, interest rates and the bond market are at a critical inflection point. What happens to the market from here will depend on the strength of the economy and the Fed's response to it. Continued weak economic data could signal further rate cuts, although with short-term interest rates at 2.5% at the end of the period, there's only so much room left to cut. On the other hand, improvement in economic data may mean the end of the current cycle of rate cutting. Given all the uncertainty surrounding the economy and interest rates, I plan to continue to emphasize agency securities because they offer an attractive yield advantage over Treasuries and the potential to perform better as a result. If rates do begin to trend higher and home loan refinancings slow, I'll likely look to the mortgage market for higher-yielding alternatives as well.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities

Start date: January 7, 1987

Size: as of October 31, 2001, more than $610 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on inflation-indexed securities:

"During recent months, I've purchased some inflation-indexed notes and bonds known as Treasury Inflation-Protected Securities, or TIPS, which are designed to help investors offset inflation risk. Inflation, while virtually non-existent over the past year, can quickly eat away at the value of a bond. Here's how these TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the feature.

"It's useful to think of TIPS as providing insurance against inflation. At present, there's very little fear of inflation, so the cost of insurance against it has become very cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. For example, I sold some ordinary eight-year Treasuries that carried yields of 3.99% and bought inflation-indexed bonds that carried a yield of 2.81%. If the Consumer Price Index rises more than 1.18 percentage points annually for the next 10 years, the TIPS will do better. Given all the stimulus that's been pumped into the economy - including lower interest rates and tax cuts - it seemed prudent to buy some cheap insurance now against potential future inflation."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.4	0.0
4 - 4.99%	2.1	0.0
5 - 5.99%	18.9	8.4
6 - 6.99%	37.3	35.2
7 - 7.99%	20.7	24.3
8 - 8.99%	4.2	8.9
9 - 9.99%	0.9	1.7
10 - 10.99%	5.9	2.4
11% and over	1.1	15.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	10.3	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	5.4	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Mortgage Securities 18.4%	Mortgage Securities 27.2%
CMOs and Other Mortgage Related Securities 13.0%	CMOs and Other Mortgage Related Securities 5.7%
U.S. Treasury Obligations 37.0%	U.S. Treasury Obligations 36.2%
U.S. Government Agency Obligations 31.1%	U.S. Government Agency Obligations 27.9%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 3.0%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 31.1%
Fannie Mae:
4.75% 2/6/04	$ 10,650,000	$ 10,719,864
5.5% 5/2/06	1,770,000	1,868,182
6% 5/15/08	6,000,000	6,525,960
6% 5/15/11	1,500,000	1,625,385
6.25% 2/1/11	2,380,000	2,571,876
6.5% 8/15/04	3,500,000	3,807,895
6.8% 7/23/07	4,575,000	4,720,805
7.25% 1/15/10	24,200,000	28,279,878
7.25% 5/15/30	12,120,000	14,869,022
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	457,154
Freddie Mac:
5% 5/24/04	18,605,000	18,887,052
5.125% 10/15/08	1,200,000	1,241,064
5.5% 2/12/04	6,995,000	7,058,375
5.875% 3/21/11	4,240,000	4,465,907
6% 6/15/11	4,500,000	4,882,500
6.75% 3/15/31	7,780,000	8,996,870
7% 3/15/10	885,000	1,020,104
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	749,309	834,731
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	860,643	861,968
Class 2-E, 9.4% 5/15/02	65,694	66,517
Class 3-T, 9.625% 5/15/02	30,770	31,107
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	127,467	130,625
Series 1993-D, 5.23% 5/15/05	156,383	160,863
Series 1994-A, 7.12% 4/15/06	7,773,380	8,506,410
Series 1994-F, 8.187% 12/15/04	2,450,865	2,579,440
Series 1995-A, 6.28% 6/15/04	1,238,824	1,282,894
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	3,750,000	4,095,000
Series 1994-B, 7.5% 1/26/06	146,269	158,660
Series 1997-A, 6.104% 7/15/03	1,333,333	1,370,667
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	$ 93,530	$ 95,964
Overseas Private Investment Corp. 6.99% 5/21/16	5,000,000	5,503,438
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	1,117,250	1,161,538
Series 1996-A1, 6.726% 9/15/10	1,565,217	1,699,090
6.07% 12/15/14	4,300,000	4,596,700
6.77% 11/15/13	1,601,923	1,775,732
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	675,000	703,748
5.34% 3/15/06	4,640,000	4,793,468
5.53% 4/30/06	1,700,000	1,796,560
5.65% 3/15/03	257,250	263,548
5.66% 9/15/11 (a)	2,900,000	3,041,375
6.86% 4/30/04	503,750	527,963
6.67% 9/15/09	2,500,000	2,756,750
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	13,100,000	14,495,281
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,227,281
5.96% 8/1/09	1,800,000	1,880,046
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	330,000	372,306
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		189,767,563
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds:
5.25% 2/15/29	37,100,000	37,946,248
5.375% 2/15/31	1,000,000	1,074,690
6.125% 8/15/29	24,360,000	28,139,698
6.375% 8/15/27	11,100,000	13,174,257
6.625% 2/15/27	18,600,000	22,709,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	$ 2,000,000	$ 2,740,320
8.875% 8/15/17	11,211,000	16,061,551
10% 5/15/10	1,750,000	2,130,625
10.375% 11/15/09	29,000,000	34,913,390
12% 8/15/13	750,000	1,097,933
14% 11/15/11	3,410,000	5,021,771
U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 (d)	12,000,000	13,777,698
U.S. Treasury Notes:
3.625% 8/31/03	14,000,000	14,310,660
5% 8/15/11	23,250,000	24,594,083
5.625% 5/15/08	5,600,000	6,135,472
5.75% 11/15/05	2,000,000	2,176,240
TOTAL U.S. TREASURY OBLIGATIONS		226,004,120
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $393,757,134)		415,771,683
U.S. Government Agency - Mortgage Securities - 18.4%

Fannie Mae - 7.3%
6.5% 2/1/10 to 2/1/30	13,149,636	13,545,376
6.5% 12/1/31 (b)	1,200,000	1,234,125
7% 4/1/26 (c)	3,259,891	3,407,597
7% 11/1/31 (b)	2,328,519	2,426,753
7.5% 3/1/09 to 6/1/31	19,800,242	20,787,373
8.5% 9/1/16 to 1/1/17	50,217	54,095
9% 11/1/11 to 5/1/14	1,808,204	1,938,682
9.25% 9/1/16	31,345	34,220
9.5% 11/1/06 to 5/1/20	868,566	942,221
11.5% 6/1/19	193,067	224,378
12.5% 8/1/15	7,559	8,913
		44,603,733
Freddie Mac - 6.5%
6% 9/1/16 (c)	34,999,999	36,017,099
6.775% 11/15/03	1,426,596	1,448,329
7.5% 11/1/30	610,084	639,252
8.5% 8/1/09 to 2/1/10	161,415	172,768
9% 10/1/08 to 10/1/20	459,574	494,385
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
9.5% 5/1/21 to 7/1/21	$ 292,651	$ 318,044
11% 7/1/13 to 5/1/14	208,789	237,750
12.5% 2/1/10 to 6/1/19	256,935	297,224
		39,624,851
Government National Mortgage Association - 4.6%
6.5% 3/20/31 to 9/15/31	3,750,753	3,860,567
7% 8/15/29 to 10/15/31 (c)	10,798,896	11,271,348
7.5% 9/15/06 to 1/15/31	8,581,552	9,027,620
8% 12/15/23	3,307,107	3,530,304
9% 2/15/02 to 12/15/09	21,005	21,129
10.5% 8/15/16 to 1/20/18	254,202	287,479
13.5% 7/15/11	25,823	30,527
		28,028,974
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,702,622)		112,257,558
Collateralized Mortgage Obligations - 13.0%

U.S. Government Agency - 13.0%
Fannie Mae:
floater REMIC planned amortization class Series 1992-161 Class F, 4.09% 11/25/21 (d)	2,410,927	2,401,886
REMIC planned amortization class Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,802,628
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	942,268	1,006,747
Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,400,000
Series 1714 Class H, 6.75% 5/15/23	5,000,000	5,325,000
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,745,418
Series 1948 Class PG, 6.15% 11/15/25	6,510,361	6,687,312
Series 2208 Class PA, 7% 4/15/17	5,096,951	5,210,002
Series 2279 Class PE, 6.5% 5/15/14	6,497,000	6,730,437
sequential pay:
Series 1974 Class Z, 7% 8/15/20	2,798,276	2,988,895
Series 2248 Class A, 7.5% 5/15/28	7,042,884	7,214,519
Series 2355 Class AE, 6% 9/15/31	15,094,323	15,688,586
Series 2211 Class YL, 7% 1/15/30	1,668,842	1,691,254
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2368:
Class ZA, 6.5% 3/15/31	$ 3,000,000	$ 2,968,125
Class ZB, 6% 7/15/31	3,000,000	2,932,500
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	5,058,333	5,488,291
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,156,241)		79,281,600
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $29,056,000)	$ 29,058,126	29,056,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $609,671,997)	636,366,841
NET OTHER ASSETS - (4.3)%	(26,196,036)
NET ASSETS - 100%	$ 610,170,805
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,745,123 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,313,527,385 and $1,096,415,468, respectively.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $609,746,866. Net unrealized appreciation aggregated $26,619,975, of which $26,702,792 related to appreciated investment securities and $82,817 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $8,722,000 of which $482,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

A total of 33.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including securities loaned of $24,412,500 and repurchase agreements of $29,056,000) (cost $609,671,997) - See accompanying schedule		$ 636,366,841
Commitment to sell securities on a delayed delivery basis	$ (48,900,692)
Receivable for securities sold on a delayed delivery basis	48,637,002	(263,690)
Receivable for investments sold, regular delivery		419,573
Cash		3,106,468
Receivable for fund shares sold		3,665,940
Interest receivable		7,685,203
Other receivables		1,138
Total assets		650,981,473
Liabilities
Payable for investments purchased Regular delivery	9,634,028
Delayed delivery	3,624,066
Payable for fund shares redeemed	1,617,871
Distributions payable	407,912
Accrued management fee	211,500
Distribution fees payable	250,822
Other payables and accrued expenses	162,785
Collateral on securities loaned, at value	24,901,684
Total liabilities		40,810,668
Net Assets		$ 610,170,805
Net Assets consist of:
Paid in capital		$ 592,317,271
Undistributed net investment income		790,209
Accumulated undistributed net realized gain (loss) on investments		(9,367,829)
Net unrealized appreciation (depreciation) on investments		26,431,154
Net Assets		$ 610,170,805

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,204,685 ÷ 4,261,627 shares)	$10.14
Maximum offering price per share (100/95.25 of $10.14)	$10.65
Class T: Net Asset Value and redemption price per share ($293,105,493 ÷ 28,929,630 shares)	$10.13
Maximum offering price per share (100/96.50 of $10.13)	$10.50
Class B: Net Asset Value and offering price per share ($158,864,375 ÷ 15,695,528 shares) A	$10.12
Class C: Net Asset Value and offering price per share ($87,213,768 ÷ 8,609,891 shares) A	$10.13
Institutional Class: Net Asset Value, offering price and redemption price per share ($27,782,484 ÷ 2,753,403 shares)	$10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 29,294,076
Security lending		35,095
Total Income		29,329,171
Expenses
Management fee	$ 1,931,165
Transfer agent fees	844,389
Distribution fees	2,176,771
Accounting and security lending fees	132,815
Non-interested trustees' compensation	1,672
Custodian fees and expenses	29,487
Registration fees	150,966
Audit	40,838
Legal	3,701
Miscellaneous	47,442
Total expenses before reductions	5,359,246
Expense reductions	(3,901)	5,355,345
Net investment income		23,973,826
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,548,527
Change in net unrealized appreciation (depreciation) on:
Investment securities	26,488,050
Delayed delivery commitments	(263,690)	26,224,360
Net gain (loss)		34,772,887
Net increase (decrease) in net assets resulting from operations		$ 58,746,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,973,826	$ 18,823,671
Net realized gain (loss)	8,548,527	(7,732,333)
Change in net unrealized appreciation (depreciation)	26,224,360	10,308,785
Net increase (decrease) in net assets resulting from operations	58,746,713	21,400,123
Distributions to shareholders from net investment income	(24,322,015)	(19,083,783)
Share transactions - net increase (decrease)	249,019,791	(59,111,819)
Total increase (decrease) in net assets	283,444,489	(56,795,479)
Net Assets
Beginning of period	326,726,316	383,521,795
End of period (including undistributed net investment income of $790,209 and $373,990, respectively)	$ 610,170,805	$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Income from Investment Operations
Net investment income C	.546	.559	.545	.545	.552
Net realized and unrealized gain (loss)	.730	.115	(.696)	.368	.187
Total from investment operations	1.276	.674	(.151)	.913	.739
Less Distributions
From net investment income	(.556)	(.564)	(.559)	(.563)	(.559)
Net asset value, end of period	$ 10.140	$ 9.420	$ 9.310	$ 10.020	$ 9.670
Total Return A, B	13.95%	7.53%	(1.53)%	9.74%	8.09%
Ratios to Average Net Assets D
Expenses before expense reductions	.87%	.85%	.87%	1.24%	4.98%
Expenses net of voluntary waivers, if any	.87%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.86%	.85%	.87%	.90%	.90%
Net investment income	5.61%	6.02%	5.73%	5.65%	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,205	$ 15,053	$ 15,273	$ 7,884	$ 1,582
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Income from Investment Operations
Net investment income C	.535	.549	.541	.546	.558
Net realized and unrealized gain (loss)	.731	.114	(.710)	.351	.171
Total from investment operations	1.266	.663	(.169)	.897	.729
Less Distributions
From net investment income	(.546)	(.553)	(.551)	(.547)	(.549)
Net asset value, end of period	$ 10.130	$ 9.410	$ 9.300	$ 10.020	$ 9.670
Total Return A, B	13.86%	7.41%	(1.71)%	9.56%	7.97%
Ratios to Average Net Assets D
Expenses before expense reductions	.96%	.95%	.96%	1.01%	1.03%
Expenses net of voluntary waivers, if any	.96%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.96%	.95%	.95%	1.00%	1.00%
Net investment income	5.52%	5.92%	5.65%	5.59%	5.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,105	$ 182,049	$ 215,089	$ 212,933	$ 144,948
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Income from Investment Operations
Net investment income C	.474	.490	.479	.475	.494
Net realized and unrealized gain (loss)	.720	.114	(.699)	.359	.166
Total from investment operations	1.194	.604	(.220)	.834	.660
Less Distributions
From net investment income	(.484)	(.494)	(.490)	(.484)	(.490)
Net asset value, end of period	$ 10.120	$ 9.410	$ 9.300	$ 10.010	$ 9.660
Total Return A, B	13.03%	6.73%	(2.24)%	8.87%	7.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.60%	1.59%	1.59%	1.69%	1.73%
Expenses net of voluntary waivers, if any	1.60%	1.59%	1.59%	1.65%	1.65%
Expenses net of all reductions	1.60%	1.59%	1.59%	1.65%	1.65%
Net investment income	4.88%	5.28%	5.01%	4.92%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,864	$ 77,424	$ 94,871	$ 74,073	$ 18,782
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income E	.468	.482	.468	.450
Net realized and unrealized gain (loss)	.729	.115	(.708)	.398
Total from investment operations	1.197	.597	(.240)	.848
Less Distributions
From net investment income	(.477)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 10.130	$ 9.410	$ 9.300	$ 10.020
Total Return B, C, D	13.05%	6.64%	(2.43)%	9.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67%	1.67%	1.69%	2.19% A
Expenses net of voluntary waivers, if any	1.67%	1.67%	1.69%	1.75% A
Expenses net of all reductions	1.67%	1.67%	1.69%	1.75% A
Net investment income	4.81%	5.20%	4.91%	4.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,214	$ 30,133	$ 35,652	$ 14,954
Portfolio turnover rate	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3,1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Income from Investment Operations
Net investment income B	.560	.572	.567	.570	.580
Net realized and unrealized gain (loss)	.723	.118	(.720)	.352	.165
Total from investment operations	1.283	.690	(.153)	.922	.745
Less Distributions
From net investment income	(.573)	(.580)	(.577)	(.572)	(.575)
Net asset value, end of period	$ 10.090	$ 9.380	$ 9.270	$ 10.000	$ 9.650
Total Return A	14.11%	7.75%	(1.55)%	9.86%	8.18%
Ratios to Average Net Assets C
Expenses before expense reductions	.69%	.66%	.68%	.75%	.78%
Expenses net of voluntary waivers, if any	.69%	.66%	.68%	.75%	.75%
Expenses net of all reductions	.69%	.66%	.68%	.75%	.75%
Net investment income	5.79%	6.20%	5.92%	5.84%	6.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,782	$ 22,067	$ 22,636	$ 25,582	$ 20,366
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 44,601	$ 230
Class T	0%	.25%	581,741	4,367
Class B	.65%	.25%	962,328	695,015
Class C	.75%	.25%	588,101	217,836
			$ 2,176,771	$ 917,448

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 133,448	$ 51,124
Class T	101,525	17,653
Class B	368,132	368,132*
Class C	26,099	26,099*
	$ 629,204	$ 463,008

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 59,325.20
Class T	454,338.20
Class B	198,096.18
Class C	92,063.16
Institutional Class	40,567.17
	$ 844,389

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,901.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,686,169	$ 806,622
Class T	13,061,555	11,059,924
Class B	5,294,734	4,198,487
Class C	2,864,072	1,643,937
Institutional Class	1,415,485	1,374,813
Total	$ 24,322,015	$ 19,083,783

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,000,012	2,012,718	$ 48,661,133	$ 18,684,237
Reinvestment of distributions	141,801	66,834	1,383,509	617,979
Shares redeemed	(2,478,556)	(2,122,134)	(24,130,915)	(19,651,592)
Net increase (decrease)	2,663,257	(42,582)	$ 25,913,727	$ (349,376)
Class T Shares sold	24,061,317	10,905,229	$ 233,534,981	$ 100,626,377
Reinvestment of distributions	1,189,323	1,038,506	11,583,130	9,595,001
Shares redeemed	(15,659,487)	(15,722,085)	(151,799,098)	(144,477,207)
Net increase (decrease)	9,591,153	(3,778,350)	$ 93,319,013	$ (34,255,829)
Class B Shares sold	11,815,893	3,218,599	$ 115,194,985	$ 29,796,775
Reinvestment of distributions	396,157	329,004	3,857,851	3,037,061
Shares redeemed	(4,748,526)	(5,520,194)	(46,056,337)	(50,786,384)
Net increase (decrease)	7,463,524	(1,972,591)	$ 72,996,499	$ (17,952,548)
Class C Shares sold	8,455,486	1,561,464	$ 82,457,405	$ 14,444,151
Reinvestment of distributions	207,496	113,993	2,023,049	1,052,671
Shares redeemed	(3,254,686)	(2,306,277)	(31,625,191)	(21,244,013)
Net increase (decrease)	5,408,296	(630,820)	$ 52,855,263	$ (5,747,191)
Institutional Class Shares sold	1,123,843	1,467,235	$ 10,936,386	$ 13,470,398
Reinvestment of distributions	123,278	123,396	1,194,807	1,136,418
Shares redeemed	(846,973)	(1,678,386)	(8,195,904)	(15,413,691)
Net increase (decrease)	400,148	(87,755)	$ 3,935,289	$ (806,875)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 10
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	231,619,588.82	86.284
Against	13,338,033.68	4.969
Abstain	23,480,821.27	8.747
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	236,123,254.73	87.962
Against	10,703,877.88	3.987
Abstain	21,611,311.16	8.051
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	233,951,900.47	87.153
Against	12,633,395.59	4.706
Abstain	21,853,147.71	8.141
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52

* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith, Assistant Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
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AGOV-ANN-1201 150710
1.538367.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Government Inv - Inst CL	14.11%	43.85%	100.12%
LB Government Bond	15.08%	48.52%	114.79%
General US Government Funds Average	13.75%	41.37%	98.93%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers® Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 157 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - Inst CL	14.11%	7.54%	7.18%
LB Government Bond	15.08%	8.23%	7.94%
General US Government Funds Average	13.75%	7.16%	7.08%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Government Investment Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,012 - a 100.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,479 - a 114.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.54%	6.56%	5.75%	6.23%	6.39%
Capital returns	7.57%	1.19%	-7.30%	3.63%	1.79%
Total returns	14.11%	7.75%	-1.55%	9.86%	8.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.50¢	28.11¢	57.30¢
Annualized dividend rate	5.34%	5.74%	5.93%
30-day annualized yield	4.56%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.93 over the past one month, $9.71 over the past six months, and $9.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2001, the fund's Institutional Class shares returned 14.11%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 13.75% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 15.08%.

Q. What led to the fund's strong returns during the past 12 months?

A. A series of rapid and dramatic interest-rate cuts and renewed investor demand for fixed-income investments translated into very strong returns for most bonds, including those that are the main focus of the fund: Treasury, agency and mortgage securities. The period got off to a very strong start when investors began to anticipate that the Federal Reserve Board would cut interest rates in order to jump-start the economy. Just the expectation that rates would move lower was enough to fuel a late-2000 bond rally. The Fed delivered on those expectations, reducing short-term interest rates on four separate occasions between the beginning of 2001 and the end of April. The Fed would repeat that action in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. By the end of the period, short-term interest rates had fallen to levels not seen since the early 1960s.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What choices did you make in the Treasury market, and how did they affect performance?

A. Throughout much of the period, I placed a heavy emphasis on intermediate-term bonds with maturities between five and 10 years. The reason I emphasized intermediate-maturity Treasury securities was because they provided a significant amount of additional yield over shorter-term bonds and almost as much yield as longer-term securities. At the same time, they had far less interest-rate risk than longer-term bonds. Given that the past year was marked by periods when shorter-term bonds dramatically outpaced longer-term bonds and vice versa, striking a middle ground in the intermediate-maturity range was an overall plus for the fund's performance.

Q. Agency securities performed quite well during the past year. What was behind their gains, and how did you approach that sector of the bond market?

A. Agency securities became quite cheap relative to Treasury securities late last year. That was due primarily to threats made by Congress and other legislators to cut off the lines of credit that provide some agencies - specifically Fannie Mae and Freddie Mac - implicit government backing. This year, however, the threat of potentially damaging legislation faded as the agencies took steps to appease legislators, and other agenda items - such as staving off a recession and the war on terrorism - took center stage. The agency market also had to contend with heavy supply. Fortunately, that supply was easily absorbed by strong demand, as investors increasingly sought out high-quality, higher-yielding alternatives to Treasury bonds. Since I had purchased the bulk of the fund's agency holdings back when they were cheap, the fund benefited from the significant appreciation they enjoyed during the period.

Q. Were there any disappointments?

A. Although mortgage security prices ended the period significantly higher due to falling interest rates, they lagged Treasury and agency securities throughout much of the period because of mounting prepayment worries. Prepayment occurs when homeowners refinance their mortgages, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. I routinely emphasized mortgage securities with some measure of protection against prepayment, which helped. However, it didn't altogether immunize holdings when prepayment activity came in at much faster-than-expected levels as interest rates continued their slide. I pared back the fund's exposure to the mortgage sector in late summer, just prior to the beginning of a new wave of refinancing activity in September and October.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. The economy, interest rates and the bond market are at a critical inflection point. What happens to the market from here will depend on the strength of the economy and the Fed's response to it. Continued weak economic data could signal further rate cuts, although with short-term interest rates at 2.5% at the end of the period, there's only so much room left to cut. On the other hand, improvement in economic data may mean the end of the current cycle of rate cutting. Given all the uncertainty surrounding the economy and interest rates, I plan to continue to emphasize agency securities because they offer an attractive yield advantage over Treasuries and the potential to perform better as a result. If rates do begin to trend higher and home loan refinancings slow, I'll likely look to the mortgage market for higher-yielding alternatives as well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities

Start date: January 7, 1987

Size: as of October 31, 2001, more than $610 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on inflation-indexed securities:

"During recent months, I've purchased some inflation-indexed notes and bonds known as Treasury Inflation-Protected Securities, or TIPS, which are designed to help investors offset inflation risk. Inflation, while virtually non-existent over the past year, can quickly eat away at the value of a bond. Here's how these TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the feature.

"It's useful to think of TIPS as providing insurance against inflation. At present, there's very little fear of inflation, so the cost of insurance against it has become very cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. For example, I sold some ordinary eight-year Treasuries that carried yields of 3.99% and bought inflation-indexed bonds that carried a yield of 2.81%. If the Consumer Price Index rises more than 1.18 percentage points annually for the next 10 years, the TIPS will do better. Given all the stimulus that's been pumped into the economy - including lower interest rates and tax cuts - it seemed prudent to buy some cheap insurance now against potential future inflation."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.4	0.0
4 - 4.99%	2.1	0.0
5 - 5.99%	18.9	8.4
6 - 6.99%	37.3	35.2
7 - 7.99%	20.7	24.3
8 - 8.99%	4.2	8.9
9 - 9.99%	0.9	1.7
10 - 10.99%	5.9	2.4
11% and over	1.1	15.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	10.3	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	5.4	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Mortgage Securities 18.4%	Mortgage Securities 27.2%
CMOs and Other Mortgage Related Securities 13.0%	CMOs and Other Mortgage Related Securities 5.7%
U.S. Treasury Obligations 37.0%	U.S. Treasury Obligations 36.2%
U.S. Government Agency Obligations 31.1%	U.S. Government Agency Obligations 27.9%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 3.0%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 31.1%
Fannie Mae:
4.75% 2/6/04	$ 10,650,000	$ 10,719,864
5.5% 5/2/06	1,770,000	1,868,182
6% 5/15/08	6,000,000	6,525,960
6% 5/15/11	1,500,000	1,625,385
6.25% 2/1/11	2,380,000	2,571,876
6.5% 8/15/04	3,500,000	3,807,895
6.8% 7/23/07	4,575,000	4,720,805
7.25% 1/15/10	24,200,000	28,279,878
7.25% 5/15/30	12,120,000	14,869,022
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	457,154
Freddie Mac:
5% 5/24/04	18,605,000	18,887,052
5.125% 10/15/08	1,200,000	1,241,064
5.5% 2/12/04	6,995,000	7,058,375
5.875% 3/21/11	4,240,000	4,465,907
6% 6/15/11	4,500,000	4,882,500
6.75% 3/15/31	7,780,000	8,996,870
7% 3/15/10	885,000	1,020,104
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	749,309	834,731
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	860,643	861,968
Class 2-E, 9.4% 5/15/02	65,694	66,517
Class 3-T, 9.625% 5/15/02	30,770	31,107
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	127,467	130,625
Series 1993-D, 5.23% 5/15/05	156,383	160,863
Series 1994-A, 7.12% 4/15/06	7,773,380	8,506,410
Series 1994-F, 8.187% 12/15/04	2,450,865	2,579,440
Series 1995-A, 6.28% 6/15/04	1,238,824	1,282,894
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	3,750,000	4,095,000
Series 1994-B, 7.5% 1/26/06	146,269	158,660
Series 1997-A, 6.104% 7/15/03	1,333,333	1,370,667
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	$ 93,530	$ 95,964
Overseas Private Investment Corp. 6.99% 5/21/16	5,000,000	5,503,438
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	1,117,250	1,161,538
Series 1996-A1, 6.726% 9/15/10	1,565,217	1,699,090
6.07% 12/15/14	4,300,000	4,596,700
6.77% 11/15/13	1,601,923	1,775,732
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	675,000	703,748
5.34% 3/15/06	4,640,000	4,793,468
5.53% 4/30/06	1,700,000	1,796,560
5.65% 3/15/03	257,250	263,548
5.66% 9/15/11 (a)	2,900,000	3,041,375
6.86% 4/30/04	503,750	527,963
6.67% 9/15/09	2,500,000	2,756,750
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	13,100,000	14,495,281
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,227,281
5.96% 8/1/09	1,800,000	1,880,046
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	330,000	372,306
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		189,767,563
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds:
5.25% 2/15/29	37,100,000	37,946,248
5.375% 2/15/31	1,000,000	1,074,690
6.125% 8/15/29	24,360,000	28,139,698
6.375% 8/15/27	11,100,000	13,174,257
6.625% 2/15/27	18,600,000	22,709,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	$ 2,000,000	$ 2,740,320
8.875% 8/15/17	11,211,000	16,061,551
10% 5/15/10	1,750,000	2,130,625
10.375% 11/15/09	29,000,000	34,913,390
12% 8/15/13	750,000	1,097,933
14% 11/15/11	3,410,000	5,021,771
U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 (d)	12,000,000	13,777,698
U.S. Treasury Notes:
3.625% 8/31/03	14,000,000	14,310,660
5% 8/15/11	23,250,000	24,594,083
5.625% 5/15/08	5,600,000	6,135,472
5.75% 11/15/05	2,000,000	2,176,240
TOTAL U.S. TREASURY OBLIGATIONS		226,004,120
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $393,757,134)		415,771,683
U.S. Government Agency - Mortgage Securities - 18.4%

Fannie Mae - 7.3%
6.5% 2/1/10 to 2/1/30	13,149,636	13,545,376
6.5% 12/1/31 (b)	1,200,000	1,234,125
7% 4/1/26 (c)	3,259,891	3,407,597
7% 11/1/31 (b)	2,328,519	2,426,753
7.5% 3/1/09 to 6/1/31	19,800,242	20,787,373
8.5% 9/1/16 to 1/1/17	50,217	54,095
9% 11/1/11 to 5/1/14	1,808,204	1,938,682
9.25% 9/1/16	31,345	34,220
9.5% 11/1/06 to 5/1/20	868,566	942,221
11.5% 6/1/19	193,067	224,378
12.5% 8/1/15	7,559	8,913
		44,603,733
Freddie Mac - 6.5%
6% 9/1/16 (c)	34,999,999	36,017,099
6.775% 11/15/03	1,426,596	1,448,329
7.5% 11/1/30	610,084	639,252
8.5% 8/1/09 to 2/1/10	161,415	172,768
9% 10/1/08 to 10/1/20	459,574	494,385
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
9.5% 5/1/21 to 7/1/21	$ 292,651	$ 318,044
11% 7/1/13 to 5/1/14	208,789	237,750
12.5% 2/1/10 to 6/1/19	256,935	297,224
		39,624,851
Government National Mortgage Association - 4.6%
6.5% 3/20/31 to 9/15/31	3,750,753	3,860,567
7% 8/15/29 to 10/15/31 (c)	10,798,896	11,271,348
7.5% 9/15/06 to 1/15/31	8,581,552	9,027,620
8% 12/15/23	3,307,107	3,530,304
9% 2/15/02 to 12/15/09	21,005	21,129
10.5% 8/15/16 to 1/20/18	254,202	287,479
13.5% 7/15/11	25,823	30,527
		28,028,974
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,702,622)		112,257,558
Collateralized Mortgage Obligations - 13.0%

U.S. Government Agency - 13.0%
Fannie Mae:
floater REMIC planned amortization class Series 1992-161 Class F, 4.09% 11/25/21 (d)	2,410,927	2,401,886
REMIC planned amortization class Series 1993-160 Class PK, 6.5% 11/25/22	5,413,000	5,802,628
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	942,268	1,006,747
Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,400,000
Series 1714 Class H, 6.75% 5/15/23	5,000,000	5,325,000
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,745,418
Series 1948 Class PG, 6.15% 11/15/25	6,510,361	6,687,312
Series 2208 Class PA, 7% 4/15/17	5,096,951	5,210,002
Series 2279 Class PE, 6.5% 5/15/14	6,497,000	6,730,437
sequential pay:
Series 1974 Class Z, 7% 8/15/20	2,798,276	2,988,895
Series 2248 Class A, 7.5% 5/15/28	7,042,884	7,214,519
Series 2355 Class AE, 6% 9/15/31	15,094,323	15,688,586
Series 2211 Class YL, 7% 1/15/30	1,668,842	1,691,254
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2368:
Class ZA, 6.5% 3/15/31	$ 3,000,000	$ 2,968,125
Class ZB, 6% 7/15/31	3,000,000	2,932,500
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	5,058,333	5,488,291
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,156,241)		79,281,600
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $29,056,000)	$ 29,058,126	29,056,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $609,671,997)	636,366,841
NET OTHER ASSETS - (4.3)%	(26,196,036)
NET ASSETS - 100%	$ 610,170,805
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,745,123 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,313,527,385 and $1,096,415,468, respectively.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $609,746,866. Net unrealized appreciation aggregated $26,619,975, of which $26,702,792 related to appreciated investment securities and $82,817 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $8,722,000 of which $482,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

A total of 33.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including securities loaned of $24,412,500 and repurchase agreements of $29,056,000) (cost $609,671,997) - See accompanying schedule		$ 636,366,841
Commitment to sell securities on a delayed delivery basis	$ (48,900,692)
Receivable for securities sold on a delayed delivery basis	48,637,002	(263,690)
Receivable for investments sold, regular delivery		419,573
Cash		3,106,468
Receivable for fund shares sold		3,665,940
Interest receivable		7,685,203
Other receivables		1,138
Total assets		650,981,473
Liabilities
Payable for investments purchased Regular delivery	9,634,028
Delayed delivery	3,624,066
Payable for fund shares redeemed	1,617,871
Distributions payable	407,912
Accrued management fee	211,500
Distribution fees payable	250,822
Other payables and accrued expenses	162,785
Collateral on securities loaned, at value	24,901,684
Total liabilities		40,810,668
Net Assets		$ 610,170,805
Net Assets consist of:
Paid in capital		$ 592,317,271
Undistributed net investment income		790,209
Accumulated undistributed net realized gain (loss) on investments		(9,367,829)
Net unrealized appreciation (depreciation) on investments		26,431,154
Net Assets		$ 610,170,805

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,204,685 ÷ 4,261,627 shares)	$10.14
Maximum offering price per share (100/95.25 of $10.14)	$10.65
Class T: Net Asset Value and redemption price per share ($293,105,493 ÷ 28,929,630 shares)	$10.13
Maximum offering price per share (100/96.50 of $10.13)	$10.50
Class B: Net Asset Value and offering price per share ($158,864,375 ÷ 15,695,528 shares) A	$10.12
Class C: Net Asset Value and offering price per share ($87,213,768 ÷ 8,609,891 shares) A	$10.13
Institutional Class: Net Asset Value, offering price and redemption price per share ($27,782,484 ÷ 2,753,403 shares)	$10.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 29,294,076
Security lending		35,095
Total Income		29,329,171
Expenses
Management fee	$ 1,931,165
Transfer agent fees	844,389
Distribution fees	2,176,771
Accounting and security lending fees	132,815
Non-interested trustees' compensation	1,672
Custodian fees and expenses	29,487
Registration fees	150,966
Audit	40,838
Legal	3,701
Miscellaneous	47,442
Total expenses before reductions	5,359,246
Expense reductions	(3,901)	5,355,345
Net investment income		23,973,826
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,548,527
Change in net unrealized appreciation (depreciation) on:
Investment securities	26,488,050
Delayed delivery commitments	(263,690)	26,224,360
Net gain (loss)		34,772,887
Net increase (decrease) in net assets resulting from operations		$ 58,746,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,973,826	$ 18,823,671
Net realized gain (loss)	8,548,527	(7,732,333)
Change in net unrealized appreciation (depreciation)	26,224,360	10,308,785
Net increase (decrease) in net assets resulting from operations	58,746,713	21,400,123
Distributions to shareholders from net investment income	(24,322,015)	(19,083,783)
Share transactions - net increase (decrease)	249,019,791	(59,111,819)
Total increase (decrease) in net assets	283,444,489	(56,795,479)
Net Assets
Beginning of period	326,726,316	383,521,795
End of period (including undistributed net investment income of $790,209 and $373,990, respectively)	$ 610,170,805	$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Income from Investment Operations
Net investment income C	.546	.559	.545	.545	.552
Net realized and unrealized gain (loss)	.730	.115	(.696)	.368	.187
Total from investment operations	1.276	.674	(.151)	.913	.739
Less Distributions
From net investment income	(.556)	(.564)	(.559)	(.563)	(.559)
Net asset value, end of period	$ 10.140	$ 9.420	$ 9.310	$ 10.020	$ 9.670
Total Return A, B	13.95%	7.53%	(1.53)%	9.74%	8.09%
Ratios to Average Net Assets D
Expenses before expense reductions	.87%	.85%	.87%	1.24%	4.98%
Expenses net of voluntary waivers, if any	.87%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.86%	.85%	.87%	.90%	.90%
Net investment income	5.61%	6.02%	5.73%	5.65%	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,205	$ 15,053	$ 15,273	$ 7,884	$ 1,582
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Income from Investment Operations
Net investment income C	.535	.549	.541	.546	.558
Net realized and unrealized gain (loss)	.731	.114	(.710)	.351	.171
Total from investment operations	1.266	.663	(.169)	.897	.729
Less Distributions
From net investment income	(.546)	(.553)	(.551)	(.547)	(.549)
Net asset value, end of period	$ 10.130	$ 9.410	$ 9.300	$ 10.020	$ 9.670
Total Return A, B	13.86%	7.41%	(1.71)%	9.56%	7.97%
Ratios to Average Net Assets D
Expenses before expense reductions	.96%	.95%	.96%	1.01%	1.03%
Expenses net of voluntary waivers, if any	.96%	.95%	.96%	1.00%	1.00%
Expenses net of all reductions	.96%	.95%	.95%	1.00%	1.00%
Net investment income	5.52%	5.92%	5.65%	5.59%	5.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,105	$ 182,049	$ 215,089	$ 212,933	$ 144,948
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Income from Investment Operations
Net investment income C	.474	.490	.479	.475	.494
Net realized and unrealized gain (loss)	.720	.114	(.699)	.359	.166
Total from investment operations	1.194	.604	(.220)	.834	.660
Less Distributions
From net investment income	(.484)	(.494)	(.490)	(.484)	(.490)
Net asset value, end of period	$ 10.120	$ 9.410	$ 9.300	$ 10.010	$ 9.660
Total Return A, B	13.03%	6.73%	(2.24)%	8.87%	7.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.60%	1.59%	1.59%	1.69%	1.73%
Expenses net of voluntary waivers, if any	1.60%	1.59%	1.59%	1.65%	1.65%
Expenses net of all reductions	1.60%	1.59%	1.59%	1.65%	1.65%
Net investment income	4.88%	5.28%	5.01%	4.92%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,864	$ 77,424	$ 94,871	$ 74,073	$ 18,782
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income E	.468	.482	.468	.450
Net realized and unrealized gain (loss)	.729	.115	(.708)	.398
Total from investment operations	1.197	.597	(.240)	.848
Less Distributions
From net investment income	(.477)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 10.130	$ 9.410	$ 9.300	$ 10.020
Total Return B, C, D	13.05%	6.64%	(2.43)%	9.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67%	1.67%	1.69%	2.19% A
Expenses net of voluntary waivers, if any	1.67%	1.67%	1.69%	1.75% A
Expenses net of all reductions	1.67%	1.67%	1.69%	1.75% A
Net investment income	4.81%	5.20%	4.91%	4.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,214	$ 30,133	$ 35,652	$ 14,954
Portfolio turnover rate	260%	155%	174%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3,1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Income from Investment Operations
Net investment income B	.560	.572	.567	.570	.580
Net realized and unrealized gain (loss)	.723	.118	(.720)	.352	.165
Total from investment operations	1.283	.690	(.153)	.922	.745
Less Distributions
From net investment income	(.573)	(.580)	(.577)	(.572)	(.575)
Net asset value, end of period	$ 10.090	$ 9.380	$ 9.270	$ 10.000	$ 9.650
Total Return A	14.11%	7.75%	(1.55)%	9.86%	8.18%
Ratios to Average Net Assets C
Expenses before expense reductions	.69%	.66%	.68%	.75%	.78%
Expenses net of voluntary waivers, if any	.69%	.66%	.68%	.75%	.75%
Expenses net of all reductions	.69%	.66%	.68%	.75%	.75%
Net investment income	5.79%	6.20%	5.92%	5.84%	6.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,782	$ 22,067	$ 22,636	$ 25,582	$ 20,366
Portfolio turnover rate	260%	155%	174%	243%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 44,601	$ 230
Class T	0%	.25%	581,741	4,367
Class B	.65%	.25%	962,328	695,015
Class C	.75%	.25%	588,101	217,836
			$ 2,176,771	$ 917,448

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 133,448	$ 51,124
Class T	101,525	17,653
Class B	368,132	368,132*
Class C	26,099	26,099*
	$ 629,204	$ 463,008

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 59,325.20
Class T	454,338.20
Class B	198,096.18
Class C	92,063.16
Institutional Class	40,567.17
	$ 844,389

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,901.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,686,169	$ 806,622
Class T	13,061,555	11,059,924
Class B	5,294,734	4,198,487
Class C	2,864,072	1,643,937
Institutional Class	1,415,485	1,374,813
Total	$ 24,322,015	$ 19,083,783

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,000,012	2,012,718	$ 48,661,133	$ 18,684,237
Reinvestment of distributions	141,801	66,834	1,383,509	617,979
Shares redeemed	(2,478,556)	(2,122,134)	(24,130,915)	(19,651,592)
Net increase (decrease)	2,663,257	(42,582)	$ 25,913,727	$ (349,376)
Class T Shares sold	24,061,317	10,905,229	$ 233,534,981	$ 100,626,377
Reinvestment of distributions	1,189,323	1,038,506	11,583,130	9,595,001
Shares redeemed	(15,659,487)	(15,722,085)	(151,799,098)	(144,477,207)
Net increase (decrease)	9,591,153	(3,778,350)	$ 93,319,013	$ (34,255,829)
Class B Shares sold	11,815,893	3,218,599	$ 115,194,985	$ 29,796,775
Reinvestment of distributions	396,157	329,004	3,857,851	3,037,061
Shares redeemed	(4,748,526)	(5,520,194)	(46,056,337)	(50,786,384)
Net increase (decrease)	7,463,524	(1,972,591)	$ 72,996,499	$ (17,952,548)
Class C Shares sold	8,455,486	1,561,464	$ 82,457,405	$ 14,444,151
Reinvestment of distributions	207,496	113,993	2,023,049	1,052,671
Shares redeemed	(3,254,686)	(2,306,277)	(31,625,191)	(21,244,013)
Net increase (decrease)	5,408,296	(630,820)	$ 52,855,263	$ (5,747,191)
Institutional Class Shares sold	1,123,843	1,467,235	$ 10,936,386	$ 13,470,398
Reinvestment of distributions	123,278	123,396	1,194,807	1,136,418
Shares redeemed	(846,973)	(1,678,386)	(8,195,904)	(15,413,691)
Net increase (decrease)	400,148	(87,755)	$ 3,935,289	$ (806,875)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 10
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	231,619,588.82	86.284
Against	13,338,033.68	4.969
Abstain	23,480,821.27	8.747
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	236,123,254.73	87.962
Against	10,703,877.88	3.987
Abstain	21,611,311.16	8.051
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	233,951,900.47	87.153
Against	12,633,395.59	4.706
Abstain	21,853,147.71	8.141
TOTAL	268,438,443.77	100.000
Broker Non-Votes	66,785,629.52

* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith, Assistant Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOVI-ANN-1201 150711
1.538370.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Yield Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - CL A	-7.64%	7.28%	109.89%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-12.03%	2.18%	99.92%
ML High Yield Master II	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.98%	7.56%	85.61%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL A	-7.64%	1.41%	7.70%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-12.03%	0.43%	7.17%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Class A on October 31, 1991, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,992 - a 99.92% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	7.61%	7.65%	10.58%	7.65%	9.54%
Capital returns	-15.25%	-13.31%	1.40%	-12.20%	5.64%
Total returns	-7.64%	-5.66%	11.98%	-4.55%	15.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.91¢	37.21¢	78.07¢
Annualized dividend rate	8.58%	8.41%	8.56%
30-day annualized yield	9.71%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.11 over the past one month, $8.78 over the past six months and $9.12 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-7.81%	6.88%	109.40%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-11.04%	3.14%	102.07%
ML High Yield Master II	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.98%	7.56%	85.61%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-7.81%	1.34%	7.67%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-11.04%	0.62%	7.29%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on October 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,207 - a 102.07% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Total Return Components

Years ended October 31,
2001	2000	1999	1998	1997
Dividend returns	7.51%	7.56%	10.43%	7.57%	9.57%
Capital returns	-15.32%	-13.29%	1.40%	-12.11%	5.64%
Total returns	-7.81%	-5.73%	11.83%	-4.54%	15.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.86¢	36.87¢	77.32¢
Annualized dividend rate	8.49%	8.31%	8.46%
30-day annualized yield	9.75%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.13 over the past one month, $8.80 over the past six months and $9.14 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-8.25%	3.53%	98.76%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-12.49%	2.21%	98.76%
ML High Yield Master II	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.98%	7.56%	85.61%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-8.25%	0.70%	7.11%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-12.49%	0.44%	7.11%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,876 - a 98.76% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Total Return Components

Years ended October 31,
2001	2000	1999	1998	1997
Dividend returns	6.94%	6.96%	9.79%	6.98%	8.85%
Capital returns	-15.19%	-13.35%	1.31%	-12.08%	5.49%
Total returns	-8.25%	-6.39%	11.10%	-5.10%	14.34%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.40¢	33.91¢	71.22¢
Annualized dividend rate	7.86%	7.68%	7.83%
30-day annualized yield	9.48%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.09 over the past one month, $8.76 over the past six months, and $9.10 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor High Yield Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-8.41%	2.96%	97.67%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-9.26%	2.96%	97.67%
ML High Yield Master II	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.98%	7.56%	85.61%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-8.41%	0.59%	7.05%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-9.26%	0.59%	7.05%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have been $19,767 - a 97.67% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Total Return Components

Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31,
2001	2000	1999	1998
Dividend returns	6.85%	6.87%	9.69%	6.74%
Capital returns	-15.26%	-13.32%	1.31%	-12.47%
Total returns	-8.41%	-6.45%	11.00%	-5.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.36¢	33.61¢	70.56¢
Annualized dividend rate	7.79%	7.59%	7.74%
30-day annualized yield	9.40%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.10 over the past one month, $8.78 over the past six months and $9.12 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

High-yield bonds ended a turbulent 12 months with a marginally positive return, as measured by the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance. The benchmark closed up slightly at 0.05% for the one-year period ending October 31, 2001. While that performance won't quite be remembered as stellar, the return looks almost gaudy compared to the U.S. stock market during the same time frame, as most equity indexes suffered double-digit losses during the past year. Overall, the returns from the high-yield market were held back by a default rate of approximately 9%. Telecommunications companies, the largest component of the Merrill Lynch benchmark, continued to be plagued by a lack of capital flowing into the sector and near industry-wide profit warnings. The cable-TV industry - the second-largest component of the Merrill Lynch index - also declined throughout the period, while the air transportation segment fell 24% during the third quarter of 2001, due almost entirely to the devastating events of September 11. On the positive side of the ledger, the overall high-yield market offered investors a yield of approximately 13% at the end of the period, nearly eight percentage points higher than the yield of 10-year Treasury notes.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. How did the fund perform, Tom?

A. For the 12 months that ended October 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -7.64%, -7.81%, -8.25% and -8.41%, respectively. In comparison, the high current yield funds average tracked by Lipper Inc. returned -3.98%, while the overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.05% for the same 12-month period.

Q. What factors contributed to the fund's underperformance?

A. During the period, the capital markets were characterized by an aversion toward risk amid a weakening economy and because of the terrorist attacks of September 11. Within this backdrop, the fund suffered from several factors. First, it held investments in some equities, which hurt because stocks generally underperformed bonds during the period. Second, it was overweighted in telecommunications, which was hard hit by concerns that many companies in the sector would not be able to access the capital necessary to continue their build-out plans. The bonds of McLeodUSA and XO Communications - two competitive local exchange carriers (CLECs) - and the preferred stock of wireless operator Nextel had a significant negative impact on performance. In addition, Ba-rated bonds, the highest-rated bonds in the high-yield universe, outperformed all other credit sectors; the fund was mainly focused on bonds with a lower B rating, particularly in the telecom sector. Finally, the fund held an overweighted position in deferred-payment securities, which do not pay current interest but are sold at a discount. The holder benefits when the security is redeemed at face value upon maturity. Within a risk-averse environment, investors lost their appetite for these types of bonds, preferring cash-payment securities instead.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What moves did you make in response to this backdrop?

A. I trimmed the number of telecom positions and increased the fund's weightings in more defensive sectors such as health care, drug stores and food companies. In addition, I reduced the percentage of the fund dedicated to deferred-payment securities and increased the fund's exposure to Ba-rated bonds.

Q. How did the events of September 11 affect the fund?

A. Unfortunately, the fund was hurt by the developments brought on by the tragedies. In the months leading up to the attack, we were starting to see signs of an economic recovery. In response, I started to make the fund a bit more economically sensitive by investing in cyclical sectors such as paper, chemicals and industrials. In the wake of September 11, these types of securities were hit hard as the economy came to a virtual standstill. In addition, the fund held some airline bonds, including Northwest, and some hotel bonds such as Host Marriott. I sold these bonds quickly, but not before they had suffered price losses. All in all, however, I did not alter the portfolio dramatically, choosing to maintain some investments in more cyclical sectors, with the feeling that they would still respond to an eventual uptick in economic growth.

Q. Which investments worked well for the fund? Which disappointed?

A. On the positive side, Laboratory Corp. of America and Quest Diagnostics, two independent nationwide clinical laboratory companies, proved to be among the best performers for the fund, spurred by rapid growth and better pricing. Pharmacy chain Rite Aid benefited from a turnaround, and supermarket retailer Pathmark improved due to balance-sheet restructuring. Finally, movie theater operator AMC Entertainment offered stability in an uncertain environment. As I mentioned earlier, the fund's telecom investments - including Nextel, NTL, XO Communications and McLeodUSA - dominated the disappointments. Among those investments, I sold almost the entire NTL position earlier in the year. In addition, I moved up the capital structure by buying the bank debt loans of XO Communications and McLeodUSA (see a discussion of bank debt on the next page). However, I maintained the stake in Nextel due to its positive credit fundamentals, strong subscriber growth and steady pricing. The common stock of satellite service provider Echostar also declined due to fears that the company's growth would be negatively impacted by economic weakness and increased competition from the cable industry. However, the company has continued to execute superbly, so I held on to the investment.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Tom, what's your outlook?

A. The high-yield market looks as if it is poised for recovery. Default rates seem to be peaking; the last time we reached defaults at a similar level was 1991, which proved to be one of the best years ever for high-yield bonds. Like other markets, the high-yield market trades on future sentiment. It looks as if defaults will plateau at some point in 2002, which could signal the beginning of a turnaround in the high-yield market. In the meantime, both high-yield valuations and yields are extremely attractive; even if junk bonds tread water for a time, investors are currently receiving interest income in the 13% to 14% range. Given the carnage that occurred in the telecom sector, it appears much of the pain has been borne already. As a result, both this sector and the high-yield market in general could offer significant potential in the coming months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of October 31, 2001, more than $2.6 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Tom Soviero on investing in bank debt:

"One area that has offered particularly attractive investment opportunities of late is the bank debt market, where banks sell off the debt they hold in distressed high-yield companies. In so doing, the banks sell the debt at a significant discount, opening up the possibility of capital appreciation for the purchaser. This is a developing secondary market that is currently rife with inefficiencies, creating very appealing values for the opportunistic and flexible investor. We've been able to locate particular opportunities in the bank debt carried by the high-yield companies that we follow regularly with our experienced research department, including XO Communications and McLeodUSA. Bank debt also is an attractive option since it is senior in the capital structure to high-yield bonds and most often secured by company assets. Therefore, if a company encounters financial difficulties, the bank debt must be paid off before the company's high-yield bonds. While bank debt currently accounts for less than 5% of the fund's assets, it's yet another area where we can put our expertise to work in order to unearth possibilities for income and capital appreciation."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	7.0	4.6
Owens-Illinois Inc	4.8	3.2
Nextel Communications, Inc.	4.0	4.3
CSC Holdings, Inc.	3.6	2.9
Pathmark Stores, Inc.	2.8	2.0
	22.2
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	21.9	23.7
Healthcare	10.4	11.1
Food and Drug Retail	9.9	7.2
Cable TV	9.0	11.1
Containers	5.2	4.9
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.2
Baa	8.9	2.4
Ba	10.9	3.4
B	33.5	40.1
Caa, Ca, C	18.6	20.4
Not Rated	3.9	1.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 3.9% and 1.9% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Nonconvertible Bonds 67.1%		Nonconvertible Bonds 62.6%
	Convertible Bonds, Preferred Stocks 14.4%		Convertible Bonds, Preferred Stocks 15.7%
	Common Stocks 9.9%		Common Stocks 10.5%
	Other Investments 3.6%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	7.5%	** Foreign investments	11.5%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 71.7%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 4.6%
Aerospace - 0.0%
Hexcel Corp. 7% 8/1/03	Caa2	$ 1,215	$ 687
Cable TV - 0.4%
NTL, Inc./NTL Communications Corp. 6.75% 5/15/08	B3	7,450	3,301
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	B2	11,375	7,763
			11,064
Entertainment/Film - 0.0%
IMAX Corp. (Reg. S) 5.75% 4/1/03	Ca	2,000	300
Healthcare - 2.9%
HealthSouth Corp. 3.25% 4/1/03	Ba2	13,240	12,578
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	1,904
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	21,760	20,373
7% 5/15/09	B2	46,350	43,395
			78,250
Technology - 0.9%
Aether Systems, Inc. 6% 3/22/05	CCC	5,120	2,850
Affymetrix, Inc. 4.75% 2/15/07	-	4,510	2,991
Sanmina Corp. 0% 9/12/20	Ba3	17,900	6,286
Xerox Corp. 0.57% 4/21/18	Ba2	26,980	11,298
			23,425
Telecommunications - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (c)(f)	C	12,930	2,198
Exodus Communications, Inc. 5.25% 2/15/08	C	5,830	87
Level 3 Communications, Inc. 6% 9/15/09	Caa2	9,820	2,544
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	3,736
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	2,690	999
			9,564
TOTAL CONVERTIBLE BONDS			123,290
Nonconvertible Bonds - 67.1%
Aerospace - 0.4%
L-3 Communications Corp. 8% 8/1/08	Ba3	10,600	10,812
Auto Parts Distribution - 0.1%
Accuride Corp. 9.25% 2/1/08	Caa1	6,830	3,074
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - 0.5%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	Ca	$ 5,880	$ 2,234
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	1,220	1,049
Navistar International Corp. 9.375% 6/1/06	Ba1	6,270	6,207
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	8,400	3,528
			13,018
Broadcasting - 2.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,748
LIN Holdings Corp. 0% 3/1/08 (d)(f)	B3	7,610	4,414
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	B3	12,980	12,201
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780	6,797
Radio One, Inc. 8.875% 7/1/11 (f)	B3	3,885	4,040
STC Broadcasting, Inc. 11% 3/15/07	CCC+	7,090	6,310
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	9,075	8,531
XM Satellite Radio, Inc. 14% 3/15/10	Caa1	745	373
			55,414
Building Materials - 0.2%
American Standard, Inc.:
7.125% 2/15/03	Ba2	410	418
7.375% 2/1/08	Ba2	3,290	3,323
7.625% 2/15/10	Ba2	530	541
			4,282
Cable TV - 5.1%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
9.625% 11/15/09	B2	7,020	7,002
10% 5/15/11	B2	7,020	7,020
Classic Cable, Inc. 10.5% 3/1/10 (c)	Ca	6,240	2,496
CSC Holdings, Inc. 7.625% 4/1/11	Ba1	9,660	9,684
Echostar Broadband Corp. 10.375% 10/1/07	B1	29,640	31,122
EchoStar DBS Corp. 9.375% 2/1/09	B1	30,895	31,513
Liberty Media Corp. 7.875% 7/15/09	Baa3	4,000	4,040
Northland Cable Television, Inc. 10.25% 11/15/07	Caa1	3,160	2,149
Pegasus Communications Corp. 12.5% 8/1/17	B3	12,450	11,454
Pegasus Satellite Communications, Inc. 0% 3/1/07 (d)	Caa1	9,225	5,166
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee:
9.875% 2/1/10	B2	$ 10,285	$ 7,919
11.25% 11/1/08	B2	5,360	4,395
Telewest PLC yankee 9.625% 10/1/06	B2	15,370	11,835
			135,795
Capital Goods - 1.1%
Case Corp.:
6.25% 12/1/03	Ba2	3,130	2,817
7.25% 8/1/05	Ba2	7,370	6,265
7.25% 1/15/16	Ba2	8,850	6,505
Case Credit Corp. 6.75% 10/21/07	Ba2	1,390	1,140
International Knife & Saw, Inc. 11.375% 11/15/06 (c)	Ca	2,155	43
Numatics, Inc. 9.625% 4/1/08	Caa2	12,880	6,826
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	16,070	6,428
			30,024
Chemicals - 4.2%
Airgas, Inc. 9.125% 10/1/11	Baa1	5,550	5,828
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	7,260	6,135
Huntsman Corp.:
9.5% 7/1/07 (f)	Ca	23,525	1,176
9.5% 7/1/07 (f)	Ca	16,270	814
IMC Global, Inc.:
6.55% 1/15/05	Ba2	18,250	15,604
7.625% 11/1/05	Ba2	3,085	2,753
10.875% 6/1/08 (f)	Ba1	17,570	17,921
11.25% 6/1/11 (f)	Ba1	15,410	15,718
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	6,160	5,852
9.875% 5/1/07	Ba3	1,490	1,430
Methanex Corp. yankee 7.75% 8/15/05	Ba1	5,940	5,702
Millennium America, Inc. 9.25% 6/15/08	Ba1	3,290	3,076
Noveon, Inc. 11% 2/28/11	B3	3,625	3,625
Sterling Chemicals, Inc. 12.375% 7/15/06 (c)	Ca	30,000	24,900
			110,534
Consumer Products - 1.4%
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	1,920	2,016
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,533
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 270	$ 246
10% 11/1/08 (f)	Ba3	4,600	4,635
Quaker State Corp. 6.625% 10/15/05	Ba2	280	266
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	16,033	11,864
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	6,930	5,544
9.875% 12/15/07	B2	6,190	5,819
			37,923
Containers - 4.8%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,080	3,234
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	47,895	40,711
7.35% 5/15/08	B3	12,430	10,006
7.5% 5/15/10	B3	16,040	12,511
7.8% 5/15/18	B3	9,300	6,673
7.85% 5/15/04	B3	29,330	25,810
8.1% 5/15/07	B3	24,572	20,272
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa3	15,151	6,818
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,273
			128,308
Diversified Financial Services - 1.1%
American Airlines pass thru trust 7.8% 4/1/08 (f)	Baa2	8,000	7,980
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,984
Outsourcing Solutions, Inc. 11% 11/1/06	Caa1	12,510	10,008
			27,972
Diversified Media - 0.9%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	Baa1	16,560	16,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B2	3,380	2,535
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	5,435	4,076
			22,674
Electric Utilities - 2.2%
AES Corp.:
8.875% 2/15/11	Ba1	7,780	7,080
9.375% 9/15/10	Ba1	2,830	2,632
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.5% 6/1/09	Ba1	$ 1,070	$ 1,017
Edison Mission Energy:
9.875% 4/15/11	Baa3	1,390	1,480
10% 8/15/08 (f)	Baa3	11,100	11,766
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	1,320	1,472
Pacific Gas & Electric Co.:
5.875% 10/1/05	B3	2,085	2,095
7.875% 3/1/02	B3	2,085	2,043
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	25,670	28,109
			57,694
Energy - 1.5%
Enron Corp. 6.75% 8/1/09	Baa2	15,880	12,268
Hanover Equipment Trust 8.75% 9/1/11 (f)	Ba3	5,230	5,439
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B2	2,260	1,831
Queen Sand Resources, Inc. 12.5% 7/1/08	Caa1	1,410	1,396
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,060
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	15,922
			40,916
Entertainment/Film - 3.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	36,359	31,269
9.5% 2/1/11	Caa3	47,215	39,661
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	4,685
9.625% 8/1/08	Caa2	2,125	1,785
9.625% 8/1/08	Caa2	3,400	2,856
IMAX Corp. yankee 7.875% 12/1/05	Caa2	13,140	3,745
Livent, Inc. yankee 9.375% 10/15/04 (c)	-	11,100	2,220
			86,221
Food and Drug Retail - 6.7%
Disco SA yankee 9.875% 5/15/08	Caa3	4,000	3,120
Rite Aid Corp.:
6% 10/1/03 (f)(g)	Caa2	11,000	10,368
6% 12/15/05 (f)	Caa2	52,990	43,982
6.125% 12/15/08 (f)	Caa2	8,975	6,498
6.875% 8/15/13	Caa2	11,300	8,023
7.125% 1/15/07	Caa2	48,750	39,975
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
7.625% 4/15/05	Caa2	$ 2,610	$ 2,297
7.7% 2/15/27	Caa2	2,180	1,504
11.25% 7/1/08 (f)	Caa2	10,500	10,395
12.5% 9/15/06 (f)	-	47,775	50,642
			176,804
Food/Beverage/Tobacco - 0.4%
Dean Foods Co.:
6.625% 5/15/09	Baa2	3,000	2,610
8.15% 8/1/07	Baa2	770	732
Del Monte Corp. 9.25% 5/15/11	B3	3,645	3,791
Smithfield Foods, Inc. 8% 10/15/09 (f)	Ba2	2,670	2,763
			9,896
Gaming - 1.2%
MGM Mirage, Inc.:
8.375% 2/1/11	Ba1	2,460	2,288
8.5% 9/15/10	Baa3	6,040	5,995
9.75% 6/1/07	Ba1	8,060	7,979
Mirage Resorts, Inc.:
6.625% 2/1/05	Baa3	730	717
7.25% 10/15/06	Baa3	3,000	2,938
Park Place Entertainment Corp. 8.125% 5/15/11	Ba1	7,030	6,485
Station Casinos, Inc. 8.375% 2/15/08	Ba3	8,550	8,550
			34,952
Healthcare - 3.4%
ALARIS Medical, Inc.:
9.75% 12/1/06	Caa1	5,360	4,904
11.625% 12/1/06 (f)	B2	1,130	1,195
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	2,990	3,154
Concentra Operating Corp. 13% 8/15/09	B3	6,575	6,970
Genesis Health Ventures, Inc. 7.59% 4/2/07 (g)	-	10,377	10,222
IASIS Healthcare Corp. 13% 10/15/09	B3	26,590	28,584
Manor Care, Inc. 8% 3/1/08	Ba1	4,460	4,560
Quest Diagnostics, Inc. 7.5% 7/12/11	Ba1	3,490	3,703
Triad Hospitals, Inc. 8.75% 5/1/09	B1	9,900	10,593
Unilab Corp. 12.75% 10/1/09	B3	7,100	8,165
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	6,930	7,277
			89,327
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Hotels - 0.6%
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	$ 12,040	$ 11,197
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,208
			15,405
Leisure - 0.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	4,972
Metals/Mining - 3.1%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	5,500	5,445
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	2,770	2,881
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,327
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	16,700	5,010
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	12,341	13,174
Phelps Dodge Corp.:
8.75% 6/1/11	Baa3	34,435	30,647
9.5% 6/1/31	Baa3	20,940	17,590
			81,074
Paper - 4.4%
Abitibi-Consolidated, Inc. yankee 7.4% 4/1/18	Baa3	16,780	14,786
Advance Agro Capital BV yankee 13% 11/15/07	Caa3	7,945	3,575
Gaylord Container Corp.:
9.375% 6/15/07	Caa2	22,050	16,648
9.75% 6/15/07	Caa2	18,580	14,028
9.875% 2/15/08	Ca	58,880	17,664
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	1,360	1,401
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,212
Stone Container Corp.:
9.75% 2/1/11	B2	5,070	5,324
12.58% 8/1/16 (g)	B2	18,740	19,302
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	8,330	8,871
World Color Press, Inc. 8.375% 11/15/08	Baa2	11,330	11,103
			116,914
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,302
Restaurants - 0.2%
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	5,920	4,677
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,270
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Super Retail - 0.6%
JCPenney Co., Inc.:
7.375% 8/15/08	Ba2	$ 2,020	$ 1,919
7.4% 4/1/37	Ba2	3,600	3,456
7.6% 4/1/07	Ba2	4,870	4,651
ShopKo Stores, Inc.:
6.5% 8/15/03	B2	2,470	2,075
8.5% 3/15/02	B2	2,820	2,594
			14,695
Technology - 1.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	10,160	7,518
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	6,360	6,392
10.375% 10/1/07	B2	6,540	6,638
10.5% 2/1/09	B2	1,280	1,312
Viasystems, Inc. 9.75% 6/1/07	B3	22,875	6,405
Xerox Corp. 6.25% 11/15/26	Ba1	1,400	1,120
			29,385
Telecommunications - 14.6%
Alestra SA de RL de CV yankee 12.625% 5/15/09	B2	23,825	12,866
Allegiance Telecom, Inc. 12.875% 5/15/08	B3	1,820	1,219
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	7,210	7,787
Concentric Network Corp. 12.75% 12/15/07	CCC	27,280	4,910
Covad Communications Group, Inc.:
12% 2/15/10 (c)	C	39,035	7,026
12.5% 2/15/09 (c)	C	17,010	3,912
Crown Castle International Corp.:
9.375% 8/1/11	B3	5,220	4,489
10.75% 8/1/11	B3	5,000	4,625
CTI Holdings SA yankee 0% 4/15/08 (d)	Caa3	25,000	4,750
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	8,796
Esat Telecom Group PLC yankee 0% 2/1/07 (d)	Baa1	7,530	7,605
Exodus Communications, Inc.:
10.75% 12/15/09	Ca	5,760	1,238
11.25% 7/1/08	Ca	7,810	1,679
11.625% 7/15/10	Ca	32,251	6,934
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa3	690	69
12.25% 9/1/04	Caa2	14,235	4,271
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Impsat Fiber Networks, Inc. 13.75% 2/15/05	Caa3	$ 30,195	$ 2,416
Intermedia Communications, Inc. 0% 3/1/09 (d)	Baa3	1,460	1,263
Jazztel PLC yankee 14% 4/1/09	Caa1	1,903	723
Level 3 Communications, Inc.:
9.125% 5/1/08	Caa1	12,980	5,841
11% 3/15/08	Caa1	3,310	1,605
McLeodUSA, Inc. 11.375% 1/1/09	B3	46,025	11,967
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	7,025	141
10.375% 10/1/07 (c)	Caa3	12,175	244
11% 9/15/08 (c)	Caa3	16,685	334
MetroNet Communications Corp.:
0% 11/1/07 (d)	Baa3	6,850	3,716
0% 6/15/08 (d)	Baa3	33,660	16,662
10.625% 11/1/08	Baa3	4,120	2,513
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	37,265	22,359
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	12,280	8,043
12% 11/1/08	B1	22,320	17,410
NEXTLINK Communications LLC 12.5% 4/15/06	Caa1	28,040	5,608
NEXTLINK Communications, Inc.:
10.75% 11/15/08	B3	14,225	2,845
10.75% 6/1/09	Caa1	24,545	4,909
Ono Finance PLC 13% 5/1/09	Caa1	17,400	12,180
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	5,825	408
Rogers Cantel, Inc. 8.8% 10/1/07	Ba1	10,630	10,099
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	8,230	8,312
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	13,112	12,063
yankee 10.125% 11/1/04	B3	34,360	20,702
SBA Communications Corp. 10.25% 2/1/09	B3	9,020	7,216
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	26,255	7,483
0% 3/15/10 (d)	B3	7,190	1,726
10.75% 3/15/10	B3	5,115	2,813
12.5% 11/15/10	B3	15,240	9,296
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	34,970	30,249
10.625% 7/15/10	B3	20,375	23,533
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Tritel PCS, Inc.:
0% 5/15/09 (d)	B3	$ 50,540	$ 44,223
10.375% 1/15/11	B3	4,065	4,654
			385,732
Textiles & Apparel - 1.0%
Galey & Lord, Inc. 9.125% 3/1/08	Ca	3,625	689
Levi Strauss & Co.:
6.8% 11/1/03	B2	9,965	7,872
7% 11/1/06	B2	11,355	7,721
11.625% 1/15/08	B2	11,835	8,521
The William Carter Co. 10.875% 8/15/11 (f)	B3	1,990	2,099
			26,902
TOTAL NONCONVERTIBLE BONDS			1,776,968
TOTAL CORPORATE BONDS (Cost $2,205,760)			1,900,258
Asset-Backed Securities - 0.2%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,123)	Ba2	18,188	6,366
Commercial Mortgage Securities - 0.4%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.1775% 4/29/39 (f)(g)	-	10,700	8,737
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,286
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,071)			11,023
Common Stocks - 9.9%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,803	8
Broadcasting - 1.3%
EchoStar Communications Corp. Class A (a)	1,482,796	34,386
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Cable TV - 0.0%
NTL, Inc. (a)	1	$ 0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	132
132
Containers - 0.1%
Owens-Illinois, Inc. (a)	274,400	1,674
SF Holdings Group, Inc. Class C (a)(f)	2,695	0
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		1,735
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Energy - 0.2%
DevX Energy, Inc. (a)	312,100	2,182
Range Resources Corp. (a)	85,600	383
Tesoro Petroleum Corp. (a)	163,400	2,160
		4,725
Entertainment/Film - 0.1%
AMC Entertainment, Inc. (a)	296,400	3,557
Livent, Inc. (a)	125,200	0
		3,557
Food and Drug Retail - 3.2%
Pathmark Stores, Inc. (a)(e)	2,959,378	69,780
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	6,730
Rite Aid Corp.(a)	1,407,572	7,770
		84,280
Healthcare - 3.6%
DaVita, Inc. (a)	613,100	11,158
Laboratory Corp. of America Holdings (a)	468,500	40,385
Quest Diagnostics, Inc. (a)	674,400	44,092
		95,635
Hotels - 0.1%
Prime Hospitality Corp. (a)	400,000	3,672
Telecommunications - 1.2%
AT&T Latin America Corp. (a)	1,283,200	1,925
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)(h)	849,666	1,699
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Telecommunications - continued
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	$ 7
warrants 1/15/07 (CV ratio .6) (a)	18,480	6
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	0
Mpower Communications Corp. (f)	30,880	8
Nextel Communications, Inc.	2,775,779	22,067
Ono Finance PLC rights 5/31/09 (a)(f)	850	2
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,587
TeleCorp PCS, Inc. Class A (a)	100,000	1,342
XO Communications, Inc. Class A (a)	1,000,000	920
		31,904
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	42,253	1,056
TOTAL COMMON STOCKS (Cost $243,955)		261,167
Nonconvertible Preferred Stocks - 9.8%

Banks and Thrifts - 0.5%
California Federal Preferred Capital Corp. Series A, $2.2812	533,897	13,347
Cable TV - 3.5%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	202,712	21,082
Series M, $11.125 pay-in-kind	599,031	62,000
NTL, Inc. Series B, $130.00 pay-in-kind	1	0
Pegasus Satellite Communications, Inc. Series B, $127.50 pay-in-kind	10,664	8,105
		91,187
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	10,318
Healthcare - 0.5%
Fresenius Medical Care Capital Trust $90.00	9,847	10,298
Fresenius Medical Care Capital Trust II $78.75	3,500	3,570
		13,868
Publishing/Printing - 0.7%
PRIMEDIA, Inc.:
Series D, $10.00	299,363	11,975
Series F, $9.20	117,980	4,719
Series H, $8.625	53,355	2,935
		19,629
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Technology - 0.0%
Ampex Corp. 8% non-cumulative	129	$ 201
Telecommunications - 4.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	18,662
Dobson Communications Corp. $130.00 pay-in-kind	2,589	2,589
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	34,704	36,960
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	115,711	47,442
Series E, $111.25 pay-in-kind	17,376	6,516
XO Communications, Inc. $7.00 pay-in-kind	30	0
		112,169
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $374,232)		260,719
Floating Rate Loans - 3.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Containers - 0.3%
Owens-Illinois, Inc. term loan 4.9378% 3/31/04 (g)	-	$ 9,200	8,556
Entertainment/Film - 0.7%
Regal Cinemas, Inc.:
Tranche A term loan 8.5% 6/15/05 (c)(g)	Caa1	5,480	5,370
Tranche B term loan 8.75% 6/15/06 (c)(g)	Caa1	2,946	3,049
Tranche C term loan 9% 6/15/07 (c)(g)	Caa1	7,973	8,252
			16,671
Environmental - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 6.0212% 7/21/06 (g)	Ba3	1,970	1,960
Tranche C term loan 6.0913% 7/21/07 (g)	Ba3	2,364	2,352
			4,312
Telecommunications - 1.5%
Level 3 Communications, Inc. Tranche C term loan 6.3425% 1/30/08 (g)	-	3,000	2,040
McLeodUSA, Inc. Tranche B term loan 5.72% 5/30/08 (g)	Ba2	32,870	22,352
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
NEXTLINK Communications, Inc.:
Tranche A term loan 5.8532% 12/31/06 (g)	B3	$ 18,060	$ 9,752
Tranche B term loan 0% 6/30/07 (g)	B3	11,330	6,232
			40,376
Textiles & Apparel - 0.3%
Pillowtex Corp.:
Tranche A term loan 5.9744% 1/31/02 (g)	Caa2	11,645	3,726
Tranche B term loan 6.3573% 1/31/02 (g)	Caa2	5,792	2,085
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	6,200	2,790
			8,601
TOTAL FLOATING RATE LOANS (Cost $91,754)			78,516
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
2.58%, dated 10/31/01 due 11/1/01	$ 104,191	104,184
2.6%, dated 10/31/01 due 11/1/01	11,526	11,525
TOTAL CASH EQUIVALENTS (Cost $115,709)		115,709
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,060,604)		2,633,758
NET OTHER ASSETS - 0.6%		15,414
NET ASSETS - 100%		$ 2,649,172
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $292,287,000 or 11.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO Global Communications Holdings Ltd. Class A	3/22/00 - 4/19/00	$ 8,333
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/01	$ 15,476
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.3%
Baa	8.9%	BBB	8.6%
Ba	10.9%	BB	10.2%
B	33.5%	B	35.4%
Caa	15.3%	CCC	9.7%
Ca, C	2.8%	CC, C	0.1%
		D	0.5%
The percentage not rated by Moody's or S&P amounted to 3.9%. FMR has determined that unrated debt securities that are lower quality account for 3.9% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,931,999,000 and $1,990,310,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,624,000 or 0.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $16,347,000. The weighted average interest rate was 5.63%. Interest earned from the interfund lending program amounted to $31,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $78,516,000 or 3.0% of net assets.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,063,689,000. Net unrealized depreciation aggregated $429,931,000, of which $225,427,000 related to appreciated investment securities and $655,358,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,011,554,000 of which $34,735,000, $488,178,000 and $488,641,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $115,709) (cost $3,060,604) - See accompanying schedule		$ 2,633,758
Cash		373
Receivable for investments sold		21,168
Receivable for fund shares sold		3,843
Dividends receivable		1,922
Interest receivable		70,779
Other receivables		81
Total assets		2,731,924
Liabilities
Payable for investments purchased	$ 54,137
Payable for fund shares redeemed	9,607
Distributions payable	4,480
Accrued management fee	1,261
Distribution fees payable	1,012
Other payables and accrued expenses	12,255
Total liabilities		82,752
Net Assets		$ 2,649,172
Net Assets consist of:
Paid in capital		$ 4,000,622
Undistributed net investment income		92,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,017,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(426,846)
Net Assets		$ 2,649,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands	October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($188,534 ÷ 23,085 shares)	$8.17
Maximum offering price per share (100/95.25 of $8.17)	$8.58
Class T: Net Asset Value and redemption price per share ($1,472,660 ÷ 179,928 shares)	$8.18
Maximum offering price per share (100/96.50 of $8.18)	$8.48
Class B: Net Asset Value and offering price per share ($703,869 ÷ 86,416 shares) A	$8.15
Class C: Net Asset Value and offering price per share ($197,388 ÷ 24,180 shares) A	$8.16
Institutional Class: Net Asset Value, offering price and redemption price per share ($86,721 ÷ 10,874 shares)	$7.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2001
Investment Income Dividends		$ 43,806
Interest		274,643
Total income		318,449
Expenses
Management fee	$ 17,506
Transfer agent fees	5,748
Distribution fees	14,424
Accounting fees and expenses	750
Non-interested trustees' compensation	1
Custodian fees and expenses	86
Registration fees	147
Audit	56
Legal	66
Miscellaneous	288
Total expenses before reductions	39,072
Expense reductions	(109)	38,963
Net investment income		279,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $(273) on sale of investments in affiliated issuers)		(523,254)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,995
Assets and liabilities in foreign currencies	(8)	2,987
Net gain (loss)		(520,267)
Net increase (decrease) in net assets resulting from operations		$ (240,781)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 279,486	$ 378,023
Net realized gain (loss)	(523,254)	(503,660)
Change in net unrealized appreciation (depreciation)	2,987	(83,331)
Net increase (decrease) in net assets resulting from operations	(240,781)	(208,968)
Distributions to shareholders from net investment income	(249,983)	(320,749)
Share transactions - net increase (decrease)	(138,008)	(348,559)
Total increase (decrease) in net assets	(628,772)	(878,276)
Net Assets
Beginning of period	3,277,944	4,156,220
End of period (including undistributed net investment income of $92,562 and $94,399, respectively)	$ 2,649,172	$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Income from Investment Operations
Net investment income C	.869	1.059	1.022	1.111	1.058
Net realized and unrealized gain (loss)	(1.558)	(1.634)	.287	(1.603)	.710
Total from investment operations	(.689)	(.575)	1.309	(.492)	1.768
Less Distributions
From net investment income	(.781)	(.905)	(1.030)	(1.048)	(1.078)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.049)	-	-
Total distributions	(.781)	(.905)	(1.279)	(1.348)	(1.138)
Net asset value, end of period	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930
Total Return A, B	(7.64)%	(5.66)%	11.98%	(4.55)%	15.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.97%	.94%	.95%	1.01%	1.15%
Expenses net of voluntary waivers, if any	.97%	.94%	.95%	1.01%	1.15%
Expenses net of all reductions	.97%	.94%	.95%	1.00%	1.14%
Net investment income	9.53%	9.86%	8.89%	9.03%	8.58%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 209	$ 221	$ 117	$ 44
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Income from Investment Operations
Net investment income C	.865	1.055	1.021	1.119	1.086
Net realized and unrealized gain (loss)	(1.572)	(1.640)	.274	(1.612)	.686
Total from investment operations	(.707)	(.585)	1.295	(.493)	1.772
Less Distributions
From net investment income	(.773)	(.895)	(1.017)	(1.037)	(1.082)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.048)	-	-
Total distributions	(.773)	(.895)	(1.265)	(1.337)	(1.142)
Net asset value, end of period	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940
Total Return A, B	(7.81)%	(5.73)%	11.83%	(4.54)%	15.21%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of voluntary waivers, if any	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of all reductions	1.05%	1.03%	1.04%	1.07%	1.08%
Net investment income	9.45%	9.76%	8.80%	8.91%	8.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,473	$ 1,777	$ 2,351	$ 2,322	$ 2,208
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Income from Investment Operations
Net investment income C	.801	.978	.938	1.024	.998
Net realized and unrealized gain (loss)	(1.549)	(1.634)	.276	(1.588)	.674
Total from investment operations	(.748)	(.656)	1.214	(.564)	1.672
Less Distributions
From net investment income	(.712)	(.824)	(.949)	(.956)	(1.002)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.045)	-	-
Total distributions	(.712)	(.824)	(1.194)	(1.256)	(1.062)
Net asset value, end of period	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890
Total Return A, B	(8.25)%	(6.39)%	11.10%	(5.10)%	14.34%
Ratios to Average Net Assets D
Expenses before expense reductions	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of all reductions	1.72%	1.70%	1.69%	1.74%	1.74%
Net investment income	8.78%	9.10%	8.15%	8.25%	8.04%
Supplemental Data
Net assets, end of period (in millions)	$ 704	$ 956	$ 1,192	$ 923	$ 593
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income E	.796	.969	.926	.988
Net realized and unrealized gain (loss)	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	(.764)	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.706)	(.815)	(.941)	(.929)
From net realized gain	-	-	(.120)	(.300)
In excess of net realized gain	-	-	(.080)	-
Return of capital	-	-	(.045)	-
Total distributions	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.160	$ 9.630	$ 11.110	$ 11.090
Total Return B, C, D	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.79%	1.78%	1.78%	1.86% A
Net investment income	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	68%	63%	61%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Income from Investment Operations
Net investment income B	.862	1.055	1.024	1.123	1.094
Net realized and unrealized gain (loss)	(1.528)	(1.606)	.269	(1.562)	.671
Total from investment operations	(.666)	(.551)	1.293	(.439)	1.765
Less Distributions
From net investment income	(.794)	(.919)	(1.044)	(1.071)	(1.115)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.049)	-	-
Total distributions	(.794)	(.919)	(1.293)	(1.371)	(1.175)
Net asset value, end of period	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710
Total Return A	(7.58)%	(5.56)%	12.05%	(4.21)%	15.42%
Ratios to Average Net Assets C
Expenses before expense reductions	.83%	.82%	.82%	.83%	.85%
Expenses net of voluntary waivers, if any	.83%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.83%	.82%	.81%	.83%	.85%
Net investment income	9.67%	9.98%	9.03%	9.12%	8.96%
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 89	$ 123	$ 113	$ 76
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

gains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 296,000	$ 2,000
Class T	0%	.25%	4,160,000	58,000
Class B	.65%	.25%	7,656,000	5,534,000
Class C	.75%	.25%	2,312,000	495,000
			$ 14,424,000	$ 6,089,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 150,000	$ 64,000
Class T	284,000	90,000
Class B	2,686,000	2,686,000*
Class C	66,000	66,000*
	$ 3,186,000	$ 2,906,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 395,000.20
Class T	3,026,000.18
Class B	1,740,000.20
Class C	402,000.17
Institutional Class	185,000.21
	$ 5,748,000

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Certain security trades were directed to brokers who paid $95,000 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14,000.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 16,873	$ 19,732
Class T	140,794	182,570
Class B	66,602	86,748
Class C	17,885	21,383
Institutional Class	7,829	10,316
Total	$ 249,983	$ 320,749

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	12,684	10,756	$ 115,279	$ 117,740
Reinvestment of distributions	1,207	1,144	10,909	12,198
Shares redeemed	(12,442)	(10,139)	(112,625)	(109,658)
Net increase (decrease)	1,449	1,761	$ 13,563	$ 20,280
Class T Shares sold	88,919	80,648	$ 822,368	$ 877,876
Reinvestment of distributions	12,183	13,081	110,441	139,965
Shares redeemed	(105,183)	(120,833)	(968,727)	(1,303,448)
Net increase (decrease)	(4,081)	(27,104)	$ (35,918)	$ (285,607)
Class B Shares sold	13,366	22,283	$ 123,657	$ 242,700
Reinvestment of distributions	4,466	5,027	40,387	53,537
Shares redeemed	(30,900)	(35,314)	(280,000)	(379,926)
Net increase (decrease)	(13,068)	(8,004)	$ (115,956)	$ (83,689)
Class C Shares sold	10,310	13,456	$ 95,145	$ 146,823
Reinvestment of distributions	1,121	1,115	10,157	11,868
Shares redeemed	(12,896)	(13,098)	(116,598)	(141,107)
Net increase (decrease)	(1,465)	1,473	$ (11,296)	$ 17,584
Institutional Class Shares sold	11,231	5,154	$ 99,796	$ 55,289
Reinvestment of distributions	662	709	5,848	7,434
Shares redeemed	(10,490)	(7,642)	(94,045)	(79,850)
Net increase (decrease)	1,403	(1,779)	$ 11,599	$ (17,127)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ 5,115	$ 508	$ -	$ 69,780

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Yield Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,248,794,346.87	91.470
Against	29,823,066.12	2.184
Abstain	86,632,780.31	6.346
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,242,160,314.25	90.984
Against	34,321,212.77	2.514
Abstain	88,768,666.28	6.502
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 11
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,221,137,701.59	89.444
Against	48,260,874.75	3.535
Abstain	95,851,616.96	7.021
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,231,107,624.31	90.175
Against	41,445,150.96	3.035
Abstain	92,697,418.03	6.790
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,228,006,513.49	89.947
Against	45,565,952.25	3.338
Abstain	91,677,727.56	6.715
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HY-ANN-1201 149978
1.538463.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - Inst CL	-7.58%	8.13%	110.64%
ML High Yield Master II	0.05%	18.68%	114.39%
High Current Yield Funds Average	-3.98%	7.56%	85.61%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - Inst CL	-7.58%	1.58%	7.73%
ML High Yield Master II	0.05%	3.48%	7.92%
High Current Yield Funds Average	-3.98%	1.28%	6.27%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $21,064 - a 110.64% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,439 - a 114.39% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

Total Return Components

Years ended October 31,
2001	2000	1999	1998	1997
Dividend returns	7.90%	7.93%	10.90%	7.97%	10.03%
Capital returns	-15.48%	-13.49%	1.15%	-12.18%	5.39%
Total returns	-7.58%	-5.56%	12.05%	-4.21%	15.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.02¢	37.86¢	79.40¢
Annualized dividend rate	8.95%	8.75%	8.90%
30-day annualized yield	10.63%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.92 over the past one month, $8.58 over the past six months, and $8.92 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

High-yield bonds ended a turbulent 12 months with a marginally positive return, as measured by the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance. The benchmark closed up slightly at 0.05% for the one-year period ending October 31, 2001. While that performance won't quite be remembered as stellar, the return looks almost gaudy compared to the U.S. stock market during the same time frame, as most equity indexes suffered double-digit losses during the past year. Overall, the returns from the high-yield market were held back by a default rate of approximately 9%. Telecommunications companies, the largest component of the Merrill Lynch benchmark, continued to be plagued by a lack of capital flowing into the sector and near industry-wide profit warnings. The cable-TV industry - the second-largest component of the Merrill Lynch index - also declined throughout the period, while the air transportation segment fell 24% during the third quarter of 2001, due almost entirely to the devastating events of September 11. On the positive side of the ledger, the overall high-yield market offered investors a yield of approximately 13% at the end of the period, nearly eight percentage points higher than the yield of 10-year Treasury notes.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. How did the fund perform, Tom?

A. For the 12 months that ended October 31, 2001, the fund's Institutional Class shares returned -7.58%. That compares with a -3.98% return for the high current yield funds average tracked by Lipper Inc., and a 0.05% return for the Merrill Lynch High Yield Master II Index for the same 12-month period.

Q. What factors contributed to the fund's underperformance?

A. During the period, the capital markets were characterized by an aversion toward risk amid a weakening economy and because of the terrorist attacks of September 11. Within this backdrop, the fund suffered from several factors. First, it held investments in some equities, which hurt because stocks generally underperformed bonds during the period. Second, it was overweighted in telecommunications, which was hard hit by concerns that many companies in the sector would not be able to access the capital necessary to continue their build-out plans. The bonds of McLeodUSA and XO Communications - two competitive local exchange carriers (CLECs) - and the preferred stock of wireless operator Nextel had a significant negative impact on performance. In addition, Ba-rated bonds, the highest-rated bonds in the high-yield universe, outperformed all other credit sectors; the fund was mainly focused on bonds with a lower B rating, particularly in the telecom sector. Finally, the fund held an overweighted position in deferred-payment securities, which do not pay current interest but are sold at a discount. The holder benefits when the security is redeemed at face value upon maturity. Within a risk-averse environment, investors lost their appetite for these types of bonds, preferring cash-payment securities instead.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What moves did you make in response to this backdrop?

A. I trimmed the number of telecom positions and increased the fund's weightings in more defensive sectors such as health care, drug stores and food companies. In addition, I reduced the percentage of the fund dedicated to deferred-payment securities and increased the fund's exposure to Ba-rated bonds.

Q. How did the events of September 11 affect the fund?

A. Unfortunately, the fund was hurt by the developments brought on by the tragedies. In the months leading up to the attack, we were starting to see signs of an economic recovery. In response, I started to make the fund a bit more economically sensitive by investing in cyclical sectors such as paper, chemicals and industrials. In the wake of September 11, these types of securities were hit hard as the economy came to a virtual standstill. In addition, the fund held some airline bonds, including Northwest, and some hotel bonds such as Host Marriott. I sold these bonds quickly, but not before they had suffered price losses. All in all, however, I did not alter the portfolio dramatically, choosing to maintain some investments in more cyclical sectors, with the feeling that they would still respond to an eventual uptick in economic growth.

Q. Which investments worked well for the fund? Which disappointed?

A. On the positive side, Laboratory Corp. of America and Quest Diagnostics, two independent nationwide clinical laboratory companies, proved to be among the best performers for the fund, spurred by rapid growth and better pricing. Pharmacy chain Rite Aid benefited from a turnaround, and supermarket retailer Pathmark improved due to balance-sheet restructuring. Finally, movie theater operator AMC Entertainment offered stability in an uncertain environment. As I mentioned earlier, the fund's telecom investments - including Nextel, NTL, XO Communications and McLeodUSA - dominated the disappointments. Among those investments, I sold almost the entire NTL position earlier in the year. In addition, I moved up the capital structure by buying the bank debt loans of XO Communications and McLeodUSA (see a discussion of bank debt on the next page). However, I maintained the stake in Nextel due to its positive credit fundamentals, strong subscriber growth and steady pricing. The common stock of satellite service provider Echostar also declined due to fears that the company's growth would be negatively impacted by economic weakness and increased competition from the cable industry. However, the company has continued to execute superbly, so I held on to the investment.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Tom, what's your outlook?

A. The high-yield market looks as if it is poised for recovery. Default rates seem to be peaking; the last time we reached defaults at a similar level was 1991, which proved to be one of the best years ever for high-yield bonds. Like other markets, the high-yield market trades on future sentiment. It looks as if defaults will plateau at some point in 2002, which could signal the beginning of a turnaround in the high-yield market. In the meantime, both high-yield valuations and yields are extremely attractive; even if junk bonds tread water for a time, investors are currently receiving interest income in the 13% to 14% range. Given the carnage that occurred in the telecom sector, it appears much of the pain has been borne already. As a result, both this sector and the high-yield market in general could offer significant potential in the coming months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of October 31, 2001, more than $2.6 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Tom Soviero on investing in bank debt:

"One area that has offered particularly attractive investment opportunities of late is the bank debt market, where banks sell off the debt they hold in distressed high-yield companies. In so doing, the banks sell the debt at a significant discount, opening up the possibility of capital appreciation for the purchaser. This is a developing secondary market that is currently rife with inefficiencies, creating very appealing values for the opportunistic and flexible investor. We've been able to locate particular opportunities in the bank debt carried by the high-yield companies that we follow regularly with our experienced research department, including XO Communications and McLeodUSA. Bank debt also is an attractive option since it is senior in the capital structure to high-yield bonds and most often secured by company assets. Therefore, if a company encounters financial difficulties, the bank debt must be paid off before the company's high-yield bonds. While bank debt currently accounts for less than 5% of the fund's assets, it's yet another area where we can put our expertise to work in order to unearth possibilities for income and capital appreciation."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	7.0	4.6
Owens-Illinois Inc	4.8	3.2
Nextel Communications, Inc.	4.0	4.3
CSC Holdings, Inc.	3.6	2.9
Pathmark Stores, Inc.	2.8	2.0
	22.2
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	21.9	23.7
Healthcare	10.4	11.1
Food and Drug Retail	9.9	7.2
Cable TV	9.0	11.1
Containers	5.2	4.9
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.2
Baa	8.9	2.4
Ba	10.9	3.4
B	33.5	40.1
Caa, Ca, C	18.6	20.4
Not Rated	3.9	1.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 3.9% and 1.9% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Nonconvertible Bonds 67.1%		Nonconvertible Bonds 62.6%
	Convertible Bonds, Preferred Stocks 14.4%		Convertible Bonds, Preferred Stocks 15.7%
	Common Stocks 9.9%		Common Stocks 10.5%
	Other Investments 3.6%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	7.5%	** Foreign investments	11.5%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 71.7%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 4.6%
Aerospace - 0.0%
Hexcel Corp. 7% 8/1/03	Caa2	$ 1,215	$ 687
Cable TV - 0.4%
NTL, Inc./NTL Communications Corp. 6.75% 5/15/08	B3	7,450	3,301
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	B2	11,375	7,763
			11,064
Entertainment/Film - 0.0%
IMAX Corp. (Reg. S) 5.75% 4/1/03	Ca	2,000	300
Healthcare - 2.9%
HealthSouth Corp. 3.25% 4/1/03	Ba2	13,240	12,578
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	1,904
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	21,760	20,373
7% 5/15/09	B2	46,350	43,395
			78,250
Technology - 0.9%
Aether Systems, Inc. 6% 3/22/05	CCC	5,120	2,850
Affymetrix, Inc. 4.75% 2/15/07	-	4,510	2,991
Sanmina Corp. 0% 9/12/20	Ba3	17,900	6,286
Xerox Corp. 0.57% 4/21/18	Ba2	26,980	11,298
			23,425
Telecommunications - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (c)(f)	C	12,930	2,198
Exodus Communications, Inc. 5.25% 2/15/08	C	5,830	87
Level 3 Communications, Inc. 6% 9/15/09	Caa2	9,820	2,544
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	3,736
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	2,690	999
			9,564
TOTAL CONVERTIBLE BONDS			123,290
Nonconvertible Bonds - 67.1%
Aerospace - 0.4%
L-3 Communications Corp. 8% 8/1/08	Ba3	10,600	10,812
Auto Parts Distribution - 0.1%
Accuride Corp. 9.25% 2/1/08	Caa1	6,830	3,074
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - 0.5%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	Ca	$ 5,880	$ 2,234
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	1,220	1,049
Navistar International Corp. 9.375% 6/1/06	Ba1	6,270	6,207
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	8,400	3,528
			13,018
Broadcasting - 2.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,748
LIN Holdings Corp. 0% 3/1/08 (d)(f)	B3	7,610	4,414
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	B3	12,980	12,201
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780	6,797
Radio One, Inc. 8.875% 7/1/11 (f)	B3	3,885	4,040
STC Broadcasting, Inc. 11% 3/15/07	CCC+	7,090	6,310
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	9,075	8,531
XM Satellite Radio, Inc. 14% 3/15/10	Caa1	745	373
			55,414
Building Materials - 0.2%
American Standard, Inc.:
7.125% 2/15/03	Ba2	410	418
7.375% 2/1/08	Ba2	3,290	3,323
7.625% 2/15/10	Ba2	530	541
			4,282
Cable TV - 5.1%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
9.625% 11/15/09	B2	7,020	7,002
10% 5/15/11	B2	7,020	7,020
Classic Cable, Inc. 10.5% 3/1/10 (c)	Ca	6,240	2,496
CSC Holdings, Inc. 7.625% 4/1/11	Ba1	9,660	9,684
Echostar Broadband Corp. 10.375% 10/1/07	B1	29,640	31,122
EchoStar DBS Corp. 9.375% 2/1/09	B1	30,895	31,513
Liberty Media Corp. 7.875% 7/15/09	Baa3	4,000	4,040
Northland Cable Television, Inc. 10.25% 11/15/07	Caa1	3,160	2,149
Pegasus Communications Corp. 12.5% 8/1/17	B3	12,450	11,454
Pegasus Satellite Communications, Inc. 0% 3/1/07 (d)	Caa1	9,225	5,166
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee:
9.875% 2/1/10	B2	$ 10,285	$ 7,919
11.25% 11/1/08	B2	5,360	4,395
Telewest PLC yankee 9.625% 10/1/06	B2	15,370	11,835
			135,795
Capital Goods - 1.1%
Case Corp.:
6.25% 12/1/03	Ba2	3,130	2,817
7.25% 8/1/05	Ba2	7,370	6,265
7.25% 1/15/16	Ba2	8,850	6,505
Case Credit Corp. 6.75% 10/21/07	Ba2	1,390	1,140
International Knife & Saw, Inc. 11.375% 11/15/06 (c)	Ca	2,155	43
Numatics, Inc. 9.625% 4/1/08	Caa2	12,880	6,826
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	16,070	6,428
			30,024
Chemicals - 4.2%
Airgas, Inc. 9.125% 10/1/11	Baa1	5,550	5,828
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	7,260	6,135
Huntsman Corp.:
9.5% 7/1/07 (f)	Ca	23,525	1,176
9.5% 7/1/07 (f)	Ca	16,270	814
IMC Global, Inc.:
6.55% 1/15/05	Ba2	18,250	15,604
7.625% 11/1/05	Ba2	3,085	2,753
10.875% 6/1/08 (f)	Ba1	17,570	17,921
11.25% 6/1/11 (f)	Ba1	15,410	15,718
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	6,160	5,852
9.875% 5/1/07	Ba3	1,490	1,430
Methanex Corp. yankee 7.75% 8/15/05	Ba1	5,940	5,702
Millennium America, Inc. 9.25% 6/15/08	Ba1	3,290	3,076
Noveon, Inc. 11% 2/28/11	B3	3,625	3,625
Sterling Chemicals, Inc. 12.375% 7/15/06 (c)	Ca	30,000	24,900
			110,534
Consumer Products - 1.4%
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	1,920	2,016
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,533
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 270	$ 246
10% 11/1/08 (f)	Ba3	4,600	4,635
Quaker State Corp. 6.625% 10/15/05	Ba2	280	266
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	16,033	11,864
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	6,930	5,544
9.875% 12/15/07	B2	6,190	5,819
			37,923
Containers - 4.8%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,080	3,234
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	47,895	40,711
7.35% 5/15/08	B3	12,430	10,006
7.5% 5/15/10	B3	16,040	12,511
7.8% 5/15/18	B3	9,300	6,673
7.85% 5/15/04	B3	29,330	25,810
8.1% 5/15/07	B3	24,572	20,272
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa3	15,151	6,818
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,273
			128,308
Diversified Financial Services - 1.1%
American Airlines pass thru trust 7.8% 4/1/08 (f)	Baa2	8,000	7,980
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,984
Outsourcing Solutions, Inc. 11% 11/1/06	Caa1	12,510	10,008
			27,972
Diversified Media - 0.9%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	Baa1	16,560	16,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B2	3,380	2,535
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	5,435	4,076
			22,674
Electric Utilities - 2.2%
AES Corp.:
8.875% 2/15/11	Ba1	7,780	7,080
9.375% 9/15/10	Ba1	2,830	2,632
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.5% 6/1/09	Ba1	$ 1,070	$ 1,017
Edison Mission Energy:
9.875% 4/15/11	Baa3	1,390	1,480
10% 8/15/08 (f)	Baa3	11,100	11,766
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	1,320	1,472
Pacific Gas & Electric Co.:
5.875% 10/1/05	B3	2,085	2,095
7.875% 3/1/02	B3	2,085	2,043
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	25,670	28,109
			57,694
Energy - 1.5%
Enron Corp. 6.75% 8/1/09	Baa2	15,880	12,268
Hanover Equipment Trust 8.75% 9/1/11 (f)	Ba3	5,230	5,439
Lone Star Technologies, Inc. 9% 6/1/11 (f)	B2	2,260	1,831
Queen Sand Resources, Inc. 12.5% 7/1/08	Caa1	1,410	1,396
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,060
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	15,922
			40,916
Entertainment/Film - 3.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	36,359	31,269
9.5% 2/1/11	Caa3	47,215	39,661
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	4,685
9.625% 8/1/08	Caa2	2,125	1,785
9.625% 8/1/08	Caa2	3,400	2,856
IMAX Corp. yankee 7.875% 12/1/05	Caa2	13,140	3,745
Livent, Inc. yankee 9.375% 10/15/04 (c)	-	11,100	2,220
			86,221
Food and Drug Retail - 6.7%
Disco SA yankee 9.875% 5/15/08	Caa3	4,000	3,120
Rite Aid Corp.:
6% 10/1/03 (f)(g)	Caa2	11,000	10,368
6% 12/15/05 (f)	Caa2	52,990	43,982
6.125% 12/15/08 (f)	Caa2	8,975	6,498
6.875% 8/15/13	Caa2	11,300	8,023
7.125% 1/15/07	Caa2	48,750	39,975
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
7.625% 4/15/05	Caa2	$ 2,610	$ 2,297
7.7% 2/15/27	Caa2	2,180	1,504
11.25% 7/1/08 (f)	Caa2	10,500	10,395
12.5% 9/15/06 (f)	-	47,775	50,642
			176,804
Food/Beverage/Tobacco - 0.4%
Dean Foods Co.:
6.625% 5/15/09	Baa2	3,000	2,610
8.15% 8/1/07	Baa2	770	732
Del Monte Corp. 9.25% 5/15/11	B3	3,645	3,791
Smithfield Foods, Inc. 8% 10/15/09 (f)	Ba2	2,670	2,763
			9,896
Gaming - 1.2%
MGM Mirage, Inc.:
8.375% 2/1/11	Ba1	2,460	2,288
8.5% 9/15/10	Baa3	6,040	5,995
9.75% 6/1/07	Ba1	8,060	7,979
Mirage Resorts, Inc.:
6.625% 2/1/05	Baa3	730	717
7.25% 10/15/06	Baa3	3,000	2,938
Park Place Entertainment Corp. 8.125% 5/15/11	Ba1	7,030	6,485
Station Casinos, Inc. 8.375% 2/15/08	Ba3	8,550	8,550
			34,952
Healthcare - 3.4%
ALARIS Medical, Inc.:
9.75% 12/1/06	Caa1	5,360	4,904
11.625% 12/1/06 (f)	B2	1,130	1,195
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	2,990	3,154
Concentra Operating Corp. 13% 8/15/09	B3	6,575	6,970
Genesis Health Ventures, Inc. 7.59% 4/2/07 (g)	-	10,377	10,222
IASIS Healthcare Corp. 13% 10/15/09	B3	26,590	28,584
Manor Care, Inc. 8% 3/1/08	Ba1	4,460	4,560
Quest Diagnostics, Inc. 7.5% 7/12/11	Ba1	3,490	3,703
Triad Hospitals, Inc. 8.75% 5/1/09	B1	9,900	10,593
Unilab Corp. 12.75% 10/1/09	B3	7,100	8,165
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	6,930	7,277
			89,327
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Hotels - 0.6%
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	$ 12,040	$ 11,197
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,208
			15,405
Leisure - 0.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	4,972
Metals/Mining - 3.1%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	5,500	5,445
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	2,770	2,881
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,327
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	16,700	5,010
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	12,341	13,174
Phelps Dodge Corp.:
8.75% 6/1/11	Baa3	34,435	30,647
9.5% 6/1/31	Baa3	20,940	17,590
			81,074
Paper - 4.4%
Abitibi-Consolidated, Inc. yankee 7.4% 4/1/18	Baa3	16,780	14,786
Advance Agro Capital BV yankee 13% 11/15/07	Caa3	7,945	3,575
Gaylord Container Corp.:
9.375% 6/15/07	Caa2	22,050	16,648
9.75% 6/15/07	Caa2	18,580	14,028
9.875% 2/15/08	Ca	58,880	17,664
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	1,360	1,401
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,212
Stone Container Corp.:
9.75% 2/1/11	B2	5,070	5,324
12.58% 8/1/16 (g)	B2	18,740	19,302
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	8,330	8,871
World Color Press, Inc. 8.375% 11/15/08	Baa2	11,330	11,103
			116,914
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,302
Restaurants - 0.2%
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	5,920	4,677
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,270
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Super Retail - 0.6%
JCPenney Co., Inc.:
7.375% 8/15/08	Ba2	$ 2,020	$ 1,919
7.4% 4/1/37	Ba2	3,600	3,456
7.6% 4/1/07	Ba2	4,870	4,651
ShopKo Stores, Inc.:
6.5% 8/15/03	B2	2,470	2,075
8.5% 3/15/02	B2	2,820	2,594
			14,695
Technology - 1.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	10,160	7,518
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	6,360	6,392
10.375% 10/1/07	B2	6,540	6,638
10.5% 2/1/09	B2	1,280	1,312
Viasystems, Inc. 9.75% 6/1/07	B3	22,875	6,405
Xerox Corp. 6.25% 11/15/26	Ba1	1,400	1,120
			29,385
Telecommunications - 14.6%
Alestra SA de RL de CV yankee 12.625% 5/15/09	B2	23,825	12,866
Allegiance Telecom, Inc. 12.875% 5/15/08	B3	1,820	1,219
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	7,210	7,787
Concentric Network Corp. 12.75% 12/15/07	CCC	27,280	4,910
Covad Communications Group, Inc.:
12% 2/15/10 (c)	C	39,035	7,026
12.5% 2/15/09 (c)	C	17,010	3,912
Crown Castle International Corp.:
9.375% 8/1/11	B3	5,220	4,489
10.75% 8/1/11	B3	5,000	4,625
CTI Holdings SA yankee 0% 4/15/08 (d)	Caa3	25,000	4,750
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	8,796
Esat Telecom Group PLC yankee 0% 2/1/07 (d)	Baa1	7,530	7,605
Exodus Communications, Inc.:
10.75% 12/15/09	Ca	5,760	1,238
11.25% 7/1/08	Ca	7,810	1,679
11.625% 7/15/10	Ca	32,251	6,934
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa3	690	69
12.25% 9/1/04	Caa2	14,235	4,271
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Impsat Fiber Networks, Inc. 13.75% 2/15/05	Caa3	$ 30,195	$ 2,416
Intermedia Communications, Inc. 0% 3/1/09 (d)	Baa3	1,460	1,263
Jazztel PLC yankee 14% 4/1/09	Caa1	1,903	723
Level 3 Communications, Inc.:
9.125% 5/1/08	Caa1	12,980	5,841
11% 3/15/08	Caa1	3,310	1,605
McLeodUSA, Inc. 11.375% 1/1/09	B3	46,025	11,967
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	7,025	141
10.375% 10/1/07 (c)	Caa3	12,175	244
11% 9/15/08 (c)	Caa3	16,685	334
MetroNet Communications Corp.:
0% 11/1/07 (d)	Baa3	6,850	3,716
0% 6/15/08 (d)	Baa3	33,660	16,662
10.625% 11/1/08	Baa3	4,120	2,513
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	37,265	22,359
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	12,280	8,043
12% 11/1/08	B1	22,320	17,410
NEXTLINK Communications LLC 12.5% 4/15/06	Caa1	28,040	5,608
NEXTLINK Communications, Inc.:
10.75% 11/15/08	B3	14,225	2,845
10.75% 6/1/09	Caa1	24,545	4,909
Ono Finance PLC 13% 5/1/09	Caa1	17,400	12,180
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	5,825	408
Rogers Cantel, Inc. 8.8% 10/1/07	Ba1	10,630	10,099
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	8,230	8,312
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	13,112	12,063
yankee 10.125% 11/1/04	B3	34,360	20,702
SBA Communications Corp. 10.25% 2/1/09	B3	9,020	7,216
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	26,255	7,483
0% 3/15/10 (d)	B3	7,190	1,726
10.75% 3/15/10	B3	5,115	2,813
12.5% 11/15/10	B3	15,240	9,296
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	34,970	30,249
10.625% 7/15/10	B3	20,375	23,533
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Tritel PCS, Inc.:
0% 5/15/09 (d)	B3	$ 50,540	$ 44,223
10.375% 1/15/11	B3	4,065	4,654
			385,732
Textiles & Apparel - 1.0%
Galey & Lord, Inc. 9.125% 3/1/08	Ca	3,625	689
Levi Strauss & Co.:
6.8% 11/1/03	B2	9,965	7,872
7% 11/1/06	B2	11,355	7,721
11.625% 1/15/08	B2	11,835	8,521
The William Carter Co. 10.875% 8/15/11 (f)	B3	1,990	2,099
			26,902
TOTAL NONCONVERTIBLE BONDS			1,776,968
TOTAL CORPORATE BONDS (Cost $2,205,760)			1,900,258
Asset-Backed Securities - 0.2%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,123)	Ba2	18,188	6,366
Commercial Mortgage Securities - 0.4%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.1775% 4/29/39 (f)(g)	-	10,700	8,737
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,286
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,071)			11,023
Common Stocks - 9.9%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,803	8
Broadcasting - 1.3%
EchoStar Communications Corp. Class A (a)	1,482,796	34,386
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Cable TV - 0.0%
NTL, Inc. (a)	1	$ 0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	132
132
Containers - 0.1%
Owens-Illinois, Inc. (a)	274,400	1,674
SF Holdings Group, Inc. Class C (a)(f)	2,695	0
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		1,735
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Energy - 0.2%
DevX Energy, Inc. (a)	312,100	2,182
Range Resources Corp. (a)	85,600	383
Tesoro Petroleum Corp. (a)	163,400	2,160
		4,725
Entertainment/Film - 0.1%
AMC Entertainment, Inc. (a)	296,400	3,557
Livent, Inc. (a)	125,200	0
		3,557
Food and Drug Retail - 3.2%
Pathmark Stores, Inc. (a)(e)	2,959,378	69,780
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	6,730
Rite Aid Corp.(a)	1,407,572	7,770
		84,280
Healthcare - 3.6%
DaVita, Inc. (a)	613,100	11,158
Laboratory Corp. of America Holdings (a)	468,500	40,385
Quest Diagnostics, Inc. (a)	674,400	44,092
		95,635
Hotels - 0.1%
Prime Hospitality Corp. (a)	400,000	3,672
Telecommunications - 1.2%
AT&T Latin America Corp. (a)	1,283,200	1,925
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)(h)	849,666	1,699
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Telecommunications - continued
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	$ 7
warrants 1/15/07 (CV ratio .6) (a)	18,480	6
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	0
Mpower Communications Corp. (f)	30,880	8
Nextel Communications, Inc.	2,775,779	22,067
Ono Finance PLC rights 5/31/09 (a)(f)	850	2
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,587
TeleCorp PCS, Inc. Class A (a)	100,000	1,342
XO Communications, Inc. Class A (a)	1,000,000	920
		31,904
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	42,253	1,056
TOTAL COMMON STOCKS (Cost $243,955)		261,167
Nonconvertible Preferred Stocks - 9.8%

Banks and Thrifts - 0.5%
California Federal Preferred Capital Corp. Series A, $2.2812	533,897	13,347
Cable TV - 3.5%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	202,712	21,082
Series M, $11.125 pay-in-kind	599,031	62,000
NTL, Inc. Series B, $130.00 pay-in-kind	1	0
Pegasus Satellite Communications, Inc. Series B, $127.50 pay-in-kind	10,664	8,105
		91,187
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	10,318
Healthcare - 0.5%
Fresenius Medical Care Capital Trust $90.00	9,847	10,298
Fresenius Medical Care Capital Trust II $78.75	3,500	3,570
		13,868
Publishing/Printing - 0.7%
PRIMEDIA, Inc.:
Series D, $10.00	299,363	11,975
Series F, $9.20	117,980	4,719
Series H, $8.625	53,355	2,935
		19,629
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Technology - 0.0%
Ampex Corp. 8% non-cumulative	129	$ 201
Telecommunications - 4.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	18,662
Dobson Communications Corp. $130.00 pay-in-kind	2,589	2,589
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	34,704	36,960
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	115,711	47,442
Series E, $111.25 pay-in-kind	17,376	6,516
XO Communications, Inc. $7.00 pay-in-kind	30	0
		112,169
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $374,232)		260,719
Floating Rate Loans - 3.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Containers - 0.3%
Owens-Illinois, Inc. term loan 4.9378% 3/31/04 (g)	-	$ 9,200	8,556
Entertainment/Film - 0.7%
Regal Cinemas, Inc.:
Tranche A term loan 8.5% 6/15/05 (c)(g)	Caa1	5,480	5,370
Tranche B term loan 8.75% 6/15/06 (c)(g)	Caa1	2,946	3,049
Tranche C term loan 9% 6/15/07 (c)(g)	Caa1	7,973	8,252
			16,671
Environmental - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 6.0212% 7/21/06 (g)	Ba3	1,970	1,960
Tranche C term loan 6.0913% 7/21/07 (g)	Ba3	2,364	2,352
			4,312
Telecommunications - 1.5%
Level 3 Communications, Inc. Tranche C term loan 6.3425% 1/30/08 (g)	-	3,000	2,040
McLeodUSA, Inc. Tranche B term loan 5.72% 5/30/08 (g)	Ba2	32,870	22,352
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
NEXTLINK Communications, Inc.:
Tranche A term loan 5.8532% 12/31/06 (g)	B3	$ 18,060	$ 9,752
Tranche B term loan 0% 6/30/07 (g)	B3	11,330	6,232
			40,376
Textiles & Apparel - 0.3%
Pillowtex Corp.:
Tranche A term loan 5.9744% 1/31/02 (g)	Caa2	11,645	3,726
Tranche B term loan 6.3573% 1/31/02 (g)	Caa2	5,792	2,085
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	6,200	2,790
			8,601
TOTAL FLOATING RATE LOANS (Cost $91,754)			78,516
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
2.58%, dated 10/31/01 due 11/1/01	$ 104,191	104,184
2.6%, dated 10/31/01 due 11/1/01	11,526	11,525
TOTAL CASH EQUIVALENTS (Cost $115,709)		115,709
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,060,604)		2,633,758
NET OTHER ASSETS - 0.6%		15,414
NET ASSETS - 100%		$ 2,649,172
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $292,287,000 or 11.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO Global Communications Holdings Ltd. Class A	3/22/00 - 4/19/00	$ 8,333
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/01	$ 15,476
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.3%
Baa	8.9%	BBB	8.6%
Ba	10.9%	BB	10.2%
B	33.5%	B	35.4%
Caa	15.3%	CCC	9.7%
Ca, C	2.8%	CC, C	0.1%
		D	0.5%
The percentage not rated by Moody's or S&P amounted to 3.9%. FMR has determined that unrated debt securities that are lower quality account for 3.9% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,931,999,000 and $1,990,310,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,624,000 or 0.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $16,347,000. The weighted average interest rate was 5.63%. Interest earned from the interfund lending program amounted to $31,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $78,516,000 or 3.0% of net assets.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,063,689,000. Net unrealized depreciation aggregated $429,931,000, of which $225,427,000 related to appreciated investment securities and $655,358,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,011,554,000 of which $34,735,000, $488,178,000 and $488,641,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $115,709) (cost $3,060,604) - See accompanying schedule		$ 2,633,758
Cash		373
Receivable for investments sold		21,168
Receivable for fund shares sold		3,843
Dividends receivable		1,922
Interest receivable		70,779
Other receivables		81
Total assets		2,731,924
Liabilities
Payable for investments purchased	$ 54,137
Payable for fund shares redeemed	9,607
Distributions payable	4,480
Accrued management fee	1,261
Distribution fees payable	1,012
Other payables and accrued expenses	12,255
Total liabilities		82,752
Net Assets		$ 2,649,172
Net Assets consist of:
Paid in capital		$ 4,000,622
Undistributed net investment income		92,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,017,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(426,846)
Net Assets		$ 2,649,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands	October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($188,534 ÷ 23,085 shares)	$8.17
Maximum offering price per share (100/95.25 of $8.17)	$8.58
Class T: Net Asset Value and redemption price per share ($1,472,660 ÷ 179,928 shares)	$8.18
Maximum offering price per share (100/96.50 of $8.18)	$8.48
Class B: Net Asset Value and offering price per share ($703,869 ÷ 86,416 shares) A	$8.15
Class C: Net Asset Value and offering price per share ($197,388 ÷ 24,180 shares) A	$8.16
Institutional Class: Net Asset Value, offering price and redemption price per share ($86,721 ÷ 10,874 shares)	$7.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2001
Investment Income Dividends		$ 43,806
Interest		274,643
Total income		318,449
Expenses
Management fee	$ 17,506
Transfer agent fees	5,748
Distribution fees	14,424
Accounting fees and expenses	750
Non-interested trustees' compensation	1
Custodian fees and expenses	86
Registration fees	147
Audit	56
Legal	66
Miscellaneous	288
Total expenses before reductions	39,072
Expense reductions	(109)	38,963
Net investment income		279,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $(273) on sale of investments in affiliated issuers)		(523,254)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,995
Assets and liabilities in foreign currencies	(8)	2,987
Net gain (loss)		(520,267)
Net increase (decrease) in net assets resulting from operations		$ (240,781)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 279,486	$ 378,023
Net realized gain (loss)	(523,254)	(503,660)
Change in net unrealized appreciation (depreciation)	2,987	(83,331)
Net increase (decrease) in net assets resulting from operations	(240,781)	(208,968)
Distributions to shareholders from net investment income	(249,983)	(320,749)
Share transactions - net increase (decrease)	(138,008)	(348,559)
Total increase (decrease) in net assets	(628,772)	(878,276)
Net Assets
Beginning of period	3,277,944	4,156,220
End of period (including undistributed net investment income of $92,562 and $94,399, respectively)	$ 2,649,172	$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Income from Investment Operations
Net investment income C	.869	1.059	1.022	1.111	1.058
Net realized and unrealized gain (loss)	(1.558)	(1.634)	.287	(1.603)	.710
Total from investment operations	(.689)	(.575)	1.309	(.492)	1.768
Less Distributions
From net investment income	(.781)	(.905)	(1.030)	(1.048)	(1.078)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.049)	-	-
Total distributions	(.781)	(.905)	(1.279)	(1.348)	(1.138)
Net asset value, end of period	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930
Total Return A, B	(7.64)%	(5.66)%	11.98%	(4.55)%	15.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.97%	.94%	.95%	1.01%	1.15%
Expenses net of voluntary waivers, if any	.97%	.94%	.95%	1.01%	1.15%
Expenses net of all reductions	.97%	.94%	.95%	1.00%	1.14%
Net investment income	9.53%	9.86%	8.89%	9.03%	8.58%
Supplemental Data
Net assets, end of period (in millions)	$ 189	$ 209	$ 221	$ 117	$ 44
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Income from Investment Operations
Net investment income C	.865	1.055	1.021	1.119	1.086
Net realized and unrealized gain (loss)	(1.572)	(1.640)	.274	(1.612)	.686
Total from investment operations	(.707)	(.585)	1.295	(.493)	1.772
Less Distributions
From net investment income	(.773)	(.895)	(1.017)	(1.037)	(1.082)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.048)	-	-
Total distributions	(.773)	(.895)	(1.265)	(1.337)	(1.142)
Net asset value, end of period	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940
Total Return A, B	(7.81)%	(5.73)%	11.83%	(4.54)%	15.21%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of voluntary waivers, if any	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of all reductions	1.05%	1.03%	1.04%	1.07%	1.08%
Net investment income	9.45%	9.76%	8.80%	8.91%	8.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,473	$ 1,777	$ 2,351	$ 2,322	$ 2,208
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Income from Investment Operations
Net investment income C	.801	.978	.938	1.024	.998
Net realized and unrealized gain (loss)	(1.549)	(1.634)	.276	(1.588)	.674
Total from investment operations	(.748)	(.656)	1.214	(.564)	1.672
Less Distributions
From net investment income	(.712)	(.824)	(.949)	(.956)	(1.002)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.045)	-	-
Total distributions	(.712)	(.824)	(1.194)	(1.256)	(1.062)
Net asset value, end of period	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890
Total Return A, B	(8.25)%	(6.39)%	11.10%	(5.10)%	14.34%
Ratios to Average Net Assets D
Expenses before expense reductions	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of all reductions	1.72%	1.70%	1.69%	1.74%	1.74%
Net investment income	8.78%	9.10%	8.15%	8.25%	8.04%
Supplemental Data
Net assets, end of period (in millions)	$ 704	$ 956	$ 1,192	$ 923	$ 593
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income E	.796	.969	.926	.988
Net realized and unrealized gain (loss)	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	(.764)	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.706)	(.815)	(.941)	(.929)
From net realized gain	-	-	(.120)	(.300)
In excess of net realized gain	-	-	(.080)	-
Return of capital	-	-	(.045)	-
Total distributions	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.160	$ 9.630	$ 11.110	$ 11.090
Total Return B, C, D	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.79%	1.78%	1.78%	1.86% A
Net investment income	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	68%	63%	61%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Income from Investment Operations
Net investment income B	.862	1.055	1.024	1.123	1.094
Net realized and unrealized gain (loss)	(1.528)	(1.606)	.269	(1.562)	.671
Total from investment operations	(.666)	(.551)	1.293	(.439)	1.765
Less Distributions
From net investment income	(.794)	(.919)	(1.044)	(1.071)	(1.115)
From net realized gain	-	-	(.120)	(.300)	(.060)
In excess of net realized gain	-	-	(.080)	-	-
Return of capital	-	-	(.049)	-	-
Total distributions	(.794)	(.919)	(1.293)	(1.371)	(1.175)
Net asset value, end of period	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710
Total Return A	(7.58)%	(5.56)%	12.05%	(4.21)%	15.42%
Ratios to Average Net Assets C
Expenses before expense reductions	.83%	.82%	.82%	.83%	.85%
Expenses net of voluntary waivers, if any	.83%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.83%	.82%	.81%	.83%	.85%
Net investment income	9.67%	9.98%	9.03%	9.12%	8.96%
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 89	$ 123	$ 113	$ 76
Portfolio turnover rate	68%	63%	61%	75%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

gains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 296,000	$ 2,000
Class T	0%	.25%	4,160,000	58,000
Class B	.65%	.25%	7,656,000	5,534,000
Class C	.75%	.25%	2,312,000	495,000
			$ 14,424,000	$ 6,089,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 150,000	$ 64,000
Class T	284,000	90,000
Class B	2,686,000	2,686,000*
Class C	66,000	66,000*
	$ 3,186,000	$ 2,906,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 395,000.20
Class T	3,026,000.18
Class B	1,740,000.20
Class C	402,000.17
Institutional Class	185,000.21
	$ 5,748,000

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Certain security trades were directed to brokers who paid $95,000 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14,000.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 16,873	$ 19,732
Class T	140,794	182,570
Class B	66,602	86,748
Class C	17,885	21,383
Institutional Class	7,829	10,316
Total	$ 249,983	$ 320,749

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	Year ended October 31,	Year ended October 31,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	12,684	10,756	$ 115,279	$ 117,740
Reinvestment of distributions	1,207	1,144	10,909	12,198
Shares redeemed	(12,442)	(10,139)	(112,625)	(109,658)
Net increase (decrease)	1,449	1,761	$ 13,563	$ 20,280
Class T Shares sold	88,919	80,648	$ 822,368	$ 877,876
Reinvestment of distributions	12,183	13,081	110,441	139,965
Shares redeemed	(105,183)	(120,833)	(968,727)	(1,303,448)
Net increase (decrease)	(4,081)	(27,104)	$ (35,918)	$ (285,607)
Class B Shares sold	13,366	22,283	$ 123,657	$ 242,700
Reinvestment of distributions	4,466	5,027	40,387	53,537
Shares redeemed	(30,900)	(35,314)	(280,000)	(379,926)
Net increase (decrease)	(13,068)	(8,004)	$ (115,956)	$ (83,689)
Class C Shares sold	10,310	13,456	$ 95,145	$ 146,823
Reinvestment of distributions	1,121	1,115	10,157	11,868
Shares redeemed	(12,896)	(13,098)	(116,598)	(141,107)
Net increase (decrease)	(1,465)	1,473	$ (11,296)	$ 17,584
Institutional Class Shares sold	11,231	5,154	$ 99,796	$ 55,289
Reinvestment of distributions	662	709	5,848	7,434
Shares redeemed	(10,490)	(7,642)	(94,045)	(79,850)
Net increase (decrease)	1,403	(1,779)	$ 11,599	$ (17,127)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ 5,115	$ 508	$ -	$ 69,780

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Yield Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Yield Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,248,794,346.87	91.470
Against	29,823,066.12	2.184
Abstain	86,632,780.31	6.346
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,242,160,314.25	90.984
Against	34,321,212.77	2.514
Abstain	88,768,666.28	6.502
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 11
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,221,137,701.59	89.444
Against	48,260,874.75	3.535
Abstain	95,851,616.96	7.021
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,231,107,624.31	90.175
Against	41,445,150.96	3.035
Abstain	92,697,418.03	6.790
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,228,006,513.49	89.947
Against	45,565,952.25	3.338
Abstain	91,677,727.56	6.715
TOTAL	1,365,250,193.30	100.000
Broker Non-Votes	717,430,224.04

*Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
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HYI-ANN-1201 149980
1.538465.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	13.28%	39.60%	94.94%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	9.04%	34.37%	87.63%
LB Int Govt/Credit Bond	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	37.12%	87.99%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers® Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	13.28%	6.90%	6.90%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	9.04%	6.09%	6.50%
LB Int Gov/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on October 31, 1991, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,763 - an 87.63% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.39%	6.32%	5.36%	5.71%	6.16%
Capital returns	6.89%	0.00%	-4.36%	1.70%	0.67%
Total returns	13.28%	6.32%	1.00%	7.41%	6.83%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.09¢	30.78¢	62.17¢
Annualized dividend rate	5.48%	5.68%	5.84%
30-day annualized yield	4.45%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.93 over the past one month, $10.75 over the past six months and $10.65 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	13.11%	38.88%	94.11%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	10.00%	35.06%	88.78%
LB Int Govt/Credit Bond	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	37.12%	87.99%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	13.11%	6.79%	6.86%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	10.00%	6.20%	6.56%
LB Int Govt/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on October 31, 1991, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,878 - an 88.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.22%	6.18%	5.25%	5.64%	6.12%
Capital returns	6.89%	0.00%	-4.27%	1.60%	0.66%
Total returns	13.11%	6.18%	0.98%	7.24%	6.78%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.95¢	29.97¢	60.63¢
Annualized dividend rate	5.33%	5.53%	5.69%
30-day annualized yield	4.34%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.94 over the past one month, $10.75 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	12.40%	34.45%	84.54%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	9.40%	34.45%	84.54%
LB Int Govt/Credit Bond	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	37.12%	87.99%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	12.40%	6.10%	6.32%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	9.40%	6.10%	6.32%
LB Int Govt/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on October 31, 1991. As the chart shows, by October 31, 2001 the value of the investment would have grown to $18,454 - an 84.54% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	5.51%	5.50%	4.65%	4.93%	5.38%
Capital returns	6.89%	0.00%	-4.28%	1.70%	0.57%
Total returns	12.40%	5.50%	0.37%	6.63%	5.95%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.36¢	26.48¢	53.71¢
Annualized dividend rate	4.70%	4.89%	5.05%
30-day annualized yield	3.84%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.92 over the past one month, $10.74 over the past six months and $10.64 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	12.34%	33.64%	83.43%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	11.34%	33.64%	83.43%
LB Int Govt/Credit Bond	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	37.12%	87.99%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	12.34%	5.97%	6.25%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	11.34%	5.97%	6.25%
LB Int Govt/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001 the value of the investment would have grown to $18,343 - an 83.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	5.44%	5.42%	4.56%	4.77%
Capital returns	6.90%	0.00%	-4.37%	1.80%
Total returns	12.34%	5.42%	0.19%	6.57%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.32¢	26.13¢	53.05¢
Annualized dividend rate	4.66%	4.83%	4.99%
30-day annualized yield	3.80%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.92 over the past one month, $10.73 over the past six months and $10.64 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the 12-month period that ended October 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 13.28%, 13.11%, 12.40% and 12.34%, respectively. To get a sense of how the fund did relative to its competitors, the return for the short-intermediate investment grade debt funds average as tracked by Lipper Inc. was 11.45%. Additionally, the Lehman Brothers Intermediate Government/Credit Bond Index returned 14.25%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors drove the fund's performance during the period?

A. Short- and intermediate-term securities performed quite well, propelled by rapidly declining interest rates. The Federal Reserve Board has cut rates on nine separate occasions by a total of four percentage points so far in 2001. The early cuts were aimed at reviving a sluggish economy. The two most recent cuts - which took place after the events of September 11 - were designed to stabilize the global financial markets and prevent a recession from deepening. As rates and bond yields declined, short-term securities posted the largest percentage gains, followed by intermediate- and long-term bonds. That's because short-maturity and, to a lesser extent, intermediate-term bonds, are more closely tied to Fed actions than longer-term securities.

Q. What were your principal strategies throughout the year?

A. In the corporate bond sector - which made up about 46% of the fund's assets at the end of the period - I maintained a defensive posture, focusing on industries with a history of holding up reasonably well during economic slumps, including utilities, and sectors that were already priced to reflect a potential slowdown, such as real estate investment trusts. Also, I made some additions to the fund's stake in corporate bonds with higher credit ratings. That said, the fund's stake in lower-quality bonds trailed their higher-quality counterparts as the economy deteriorated.

Q. How did the fund's stake in mortgage securities - which made up about 9% of assets at the end of the period - affect performance?

A. Mortgage securities performed well and were a significant contributor to the fund's performance. In fact, prices of many of the most actively traded U.S. mortgage securities rose to historic highs at the end of October, thanks to investors' growing appetite for high-quality, higher-yielding alternatives to U.S. Treasury securities. That said, the mortgage market had to contend with several waves of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans. Investors typically dislike rapid prepayment activity because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. Security selection within the mortgage market also was a plus for performance. I emphasized mortgage securities that had some measure of protection against prepayments, and they performed relatively well. These included 15-year mortgage securities, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities.

Q. Were there any disappointments?

A. The fund's stake in agency securities was small relative to the market overall, which hurt returns somewhat given how well they performed during the year. Various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view for a bit, providing a more favorable backdrop for agency securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Given evidence that the economy continues to weaken, the bond market is priced such that it seemingly is expecting more interest-rate cuts to come. If there are further rate cuts in the offing, bonds likely would benefit, just as they have during most of the past year. If, on the other hand, signs of an economic rebound emerge, interest rates may stabilize. Against a falling or stable interest-rate environment, I'm optimistic about the outlook for bonds that offer yield advantages over Treasuries, including corporate, mortgage and agency securities. To the extent that investors look for high-quality, higher-yielding alternatives to Treasuries, those segments of the market should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of October 31, 2001, more than $906 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other fixed-income investments are measured. In late October, the U.S. Treasury surprised many with its announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. At the same time, more corporations began to issue more long-term bonds, looking to take advantage of lower long-term borrowing costs. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency, mortgage and corporate securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Annual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	46.9	46.3
Aa	7.4	7.5
A	20.8	21.6
Baa	19.6	18.3
Ba and Below	0.7	0.9
Not Rated	0.4	0.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	5.3	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	3.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 45.9%		Corporate Bonds 45.0%
	U.S. Government and Government Agency Obligations 31.2%		U.S. Government and Government Agency Obligations 29.9%
	Asset-Backed Securities 8.4%		Asset-Backed Securities 7.9%
	CMOs and Other Mortgage Related Securities 8.6%		CMOs and Other Mortgage Related Securities 9.0%
	Other Investments 3.9%		Other Investments 4.7%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	10.7%	** Foreign investments	12.4%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.5%
DaimlerChrysler North America Holding Corp.:
6.9% 9/1/04	A3	$ 1,500,000	$ 1,551,045
7.4% 1/20/05	A3	800,000	826,944
7.75% 6/15/05	A3	2,100,000	2,202,228
			4,580,217
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Ba2	740,000	503,200
Media - 2.9%
AOL Time Warner, Inc.:
6.125% 4/15/06	Baa1	2,400,000	2,504,688
6.75% 4/15/11	Baa1	1,700,000	1,769,649
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	2,000,000	2,044,060
Chancellor Media Corp. 8% 11/1/08	Ba1	3,150,000	3,272,063
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,090,000	2,252,435
Continental Cablevision, Inc. 8.3% 5/15/06	Baa1	2,370,000	2,644,730
Cox Communications, Inc. 7.5% 8/15/04	Baa2	1,850,000	1,989,416
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	995,600
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	2,000,000	2,157,200
8.5% 2/15/05	Baa3	2,765,000	3,017,168
TCI Communications, Inc.:
8.65% 9/15/04	Baa1	900,000	995,904
9.8% 2/1/12	Baa1	2,400,000	2,940,432
			26,583,345
Multiline Retail - 0.2%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,375,000	1,470,659
TOTAL CONSUMER DISCRETIONARY			33,137,421
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 0.7%
Delhaize America, Inc. 7.375% 4/15/06 (c)	Baa3	2,500,000	2,716,625
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	1,500,000	1,609,035
Kroger Co. 8.05% 2/1/10	Baa3	1,970,000	2,247,100
			6,572,760
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	$ 3,200,000	$ 3,660,928
Kellogg Co. 6% 4/1/06	Baa2	1,500,000	1,574,220
Nabisco, Inc. 6.85% 6/15/05	A2	2,700,000	2,885,949
Sara Lee Corp. 6.25% 9/15/11	A3	1,915,000	2,017,050
			10,138,147
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	255,000	257,272
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.5% 4/1/04	A2	750,000	814,470
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,985,000	2,068,608
			2,883,078
TOTAL CONSUMER STAPLES			19,851,257
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa1	1,800,000	1,940,261
Oil & Gas - 1.3%
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	700,000	733,978
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	2,000,000	2,098,920
Oryx Energy Co. 8.125% 10/15/05	Baa2	2,465,000	2,703,316
Phillips Petroleum Co. 8.75% 5/25/10	A3	2,000,000	2,365,220
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,010,000	1,110,293
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,911,437
			11,923,164
TOTAL ENERGY			13,863,425
FINANCIALS - 25.5%
Banks - 6.6%
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,265,004
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,571,225
Bank of America Corp. 7.8% 2/15/10	Aa3	6,600,000	7,401,900
Bank of New York Co., Inc. 8.5% 12/15/04	A1	2,500,000	2,770,175
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp. 7.875% 8/1/10	A1	$ 1,200,000	$ 1,352,868
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,404,576
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	2,200,000	2,543,926
CIT Group, Inc. 5.625% 5/17/04	A2	3,000,000	3,114,600
First Union Corp.:
6.95% 11/1/04	A1	3,500,000	3,787,105
7.55% 8/18/05	A1	1,025,000	1,133,701
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,800,000	1,974,114
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	263,763
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	650,000	672,146
Korea Development Bank:
7.125% 4/22/04	Baa2	725,000	773,300
7.375% 9/17/04	Baa2	1,110,000	1,198,334
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	456,701
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	A1	1,800,000	2,007,432
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	1,350,000	1,525,541
NationsBank Corp. 6.5% 8/15/03	Aa3	2,500,000	2,639,550
PNC Funding Corp. 5.75% 8/1/06	A2	3,440,000	3,578,494
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	3,100,000	3,392,950
9.118% 3/31/49	A1	2,900,000	3,416,142
U.S. Bank NA, Minnesota 5.7% 12/15/08	A1	2,000,000	2,029,020
Union Planters Corp. 7.75% 3/1/11	Baa2	770,000	846,577
Wachovia Corp. 4.95% 11/1/06	A1	2,200,000	2,204,620
Wells Fargo & Co.:
6.375% 8/1/11	Aa3	1,750,000	1,823,833
6.625% 7/15/04	Aa2	2,125,000	2,282,293
			60,429,890
Diversified Financials - 15.4%
Abbey National PLC 6.69% 10/17/05	Aa3	1,020,000	1,099,183
American Gen. Finance Corp. 5.875% 7/14/06	A2	2,350,000	2,441,650
Amvescap PLC yankee 6.6% 5/15/05	A2	4,000,000	4,221,640
Associates Corp. of North America:
5.8% 4/20/04	Aa1	1,600,000	1,679,648
7.75% 2/15/05	Aa1	2,700,000	2,988,576
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,150,000	2,318,173
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,289,823
CIT Group, Inc. 5.5% 2/15/04	A2	290,000	299,982
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.:
5.75% 5/10/06	Aa1	$ 2,000,000	$ 2,099,680
7.25% 10/1/10	Aa2	2,700,000	2,990,898
Conoco Funding Co. 6.35% 10/15/11	Baa1	4,000,000	4,045,724
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	240,000	247,812
6.85% 6/15/04	A3	3,425,000	3,671,326
6.935% 7/16/07	A3	2,450,000	2,630,222
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	2,001,348
Ford Motor Credit Co.:
6.875% 2/1/06	A2	6,950,000	7,116,175
7.25% 10/25/11	A2	2,000,000	2,005,072
7.6% 8/1/05	A2	6,800,000	7,107,564
7.75% 11/15/02	A2	100,000	103,683
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,574,096
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	1,330,000	1,326,396
6.38% 1/30/04	A2	1,400,000	1,436,554
6.75% 1/15/06	A2	5,200,000	5,299,580
7.75% 1/19/10	A2	1,500,000	1,573,830
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,994,171
Household Finance Corp.:
6.5% 1/24/06	A2	2,265,000	2,394,264
8% 5/9/05	A2	1,060,000	1,169,445
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	2,000,000	2,368,960
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	3,000,000	3,129,000
6.75% 2/1/11	A1	3,395,000	3,587,972
Legg Mason, Inc. 6.75% 7/2/08	Baa1	2,850,000	2,994,125
Merrill Lynch & Co., Inc.:
6.13% 5/16/06	Aa3	3,000,000	3,195,090
6.15% 1/26/06	Aa3	2,000,000	2,130,700
Monumental Global Funding II 6.05% 1/19/06 (c)	Aa3	4,500,000	4,699,260
Morgan Stanley Dean Witter & Co.:
6.1% 4/15/06	Aa3	4,000,000	4,194,280
7.75% 6/15/05	Aa3	1,500,000	1,649,115
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,265,000	1,348,768
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
NiSource Finance Corp. 7.875% 11/15/10	Baa2	$ 1,720,000	$ 1,946,077
Popular North America, Inc. 6.125% 10/15/06	A3	1,955,000	1,960,474
Powergen US Funding LLC 4.5% 10/15/04	Baa1	2,690,000	2,712,031
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	2,370,000	2,547,797
RBSG Capital Corp. 10.125% 3/1/04	Aa3	1,500,000	1,710,510
Reed Elsevier Capital, Inc. 6.75% 8/1/11	A3	1,120,000	1,182,138
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	Aa1	2,425,000	2,599,843
Sears Roebuck Acceptance Corp.:
6% 3/20/03	A3	1,725,000	1,774,628
7% 2/1/11	A3	2,000,000	2,033,940
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	2,650,000	2,872,839
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,203,396
5.875% 5/1/04	Baa1	1,000,000	1,032,670
6.125% 11/15/08	Baa1	2,700,000	2,673,270
7.125% 1/30/06	Baa1	3,150,000	3,344,261
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	584,100
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,300,000	3,824,667
Wells Fargo Financial, Inc. 5.875% 8/15/08	Aa2	1,900,000	1,966,785
			139,393,211
Insurance - 0.7%
Allstate Corp. 7.875% 5/1/05	A1	2,700,000	2,975,535
New York Life Insurance Co. 6.4% 12/15/03 (c)	Aa3	2,000,000	2,124,000
The St. Paul Companies, Inc. 8.125% 4/15/10	A1	950,000	1,077,452
			6,176,987
Real Estate - 2.8%
AMB Property LP 7.2% 12/15/05	Baa1	2,000,000	2,133,180
Arden Realty LP 8.875% 3/1/05	Baa3	2,590,000	2,803,805
AvalonBay Communities, Inc. 6.5% 7/15/03	Baa1	500,000	520,850
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	664,282
7.9% 1/15/03	Baa2	2,700,000	2,829,357
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	3,169,320
EOP Operating LP:
6.5% 1/15/04	Baa1	3,000,000	3,163,500
7.75% 11/15/07	Baa1	2,450,000	2,713,645
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
ERP Operating LP 7.1% 6/23/04	A3	$ 3,500,000	$ 3,743,705
ProLogis Trust 6.7% 4/15/04	Baa1	3,415,000	3,581,481
			25,323,125
TOTAL FINANCIALS			231,323,213
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
American Home Products Corp. 6.25% 3/15/06	A3	1,800,000	1,925,136
Bristol-Myers Squibb Co. 5.75% 10/1/11	Aaa	3,000,000	3,136,500
			5,061,636
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 7.25% 5/15/06	Baa3	2,000,000	2,197,040
Raytheon Co.:
7.9% 3/1/03	Baa3	2,800,000	2,952,936
8.2% 3/1/06	Baa3	1,900,000	2,108,525
			7,258,501
Air Freight & Couriers - 0.1%
FedEx Corp. 7.25% 2/15/11	Baa2	1,000,000	1,039,480
Airlines - 0.7%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	435,000	356,043
7.73% 9/15/12	Ba1	142,242	128,306
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A2	3,000,000	3,139,530
7.779% 11/18/05	Baa3	2,150,000	2,199,988
			5,823,867
Machinery - 0.4%
Tyco International Group SA yankee:
6.375% 6/15/05	Baa1	1,750,000	1,839,040
6.75% 2/15/11	Baa1	2,000,000	2,131,660
			3,970,700
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.375% 10/15/11	Baa2	$ 2,700,000	$ 2,818,179
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	Baa2	2,700,000	2,754,486
			5,572,665
TOTAL INDUSTRIALS			23,665,213
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Nortel Networks Corp. yankee 6.125% 2/15/06	Baa2	1,700,000	1,317,500
Computers & Peripherals - 0.4%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,545,825
International Business Machines Corp. 4.875% 10/1/06	A1	2,250,000	2,292,795
			3,838,620
TOTAL INFORMATION TECHNOLOGY			5,156,120
MATERIALS - 0.6%
Chemicals - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	2,640,000	2,748,610
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	605,984
8.55% 8/1/10	Baa3	1,800,000	1,910,934
			2,516,918
TOTAL MATERIALS			5,265,528
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp. 6% 3/15/09	A3	2,800,000	2,715,664
British Telecommunications PLC 8.375% 12/15/10	Baa1	5,100,000	5,779,218
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,284,980
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,500,000	2,706,450
9.25% 5/15/11	Baa2	2,340,000	2,637,297
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	$ 700,000	$ 592,984
8% 10/1/10	Baa3	2,700,000	2,298,537
SBC Communications, Inc. 5.75% 5/2/06	Aa3	2,000,000	2,086,520
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	4,880,000	5,038,893
Telefonica Europe BV 7.75% 9/15/10	A2	2,050,000	2,231,835
TELUS Corp. yankee 8% 6/1/11	Baa2	2,235,000	2,447,549
			30,819,927
UTILITIES - 5.3%
Electric Utilities - 3.6%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,960,380
Calpine Corp. 8.5% 2/15/11	Baa3	1,370,000	1,383,700
Commonwealth Edison Co. 7% 7/1/05	A3	1,150,000	1,244,024
Detroit Edison Co. 6.125% 10/1/10	A3	1,440,000	1,468,296
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	5,000,000	5,109,200
Exelon Generation Co. LLC 6.95% 6/15/11 (c)	Baa1	1,800,000	1,852,724
Niagara Mohawk Power Corp.:
8% 6/1/04	Baa2	2,000,000	2,172,860
8.875% 5/15/07	Baa3	400,000	449,182
Philadelphia Electric Co. 6.5% 5/1/03	A2	2,050,000	2,145,038
PPL Electric Utilities Corp. 5.875% 8/15/07	A3	1,370,000	1,421,772
Progress Energy, Inc. 6.75% 3/1/06	Baa1	1,800,000	1,926,612
PSI Energy, Inc. 6.65% 6/15/06 (c)	A3	3,400,000	3,536,000
Texas Utilities Electric Co.:
6.75% 3/1/03	A3	555,000	579,287
6.75% 4/1/03	A3	1,040,000	1,075,589
8% 6/1/02	A3	1,475,000	1,514,530
8.25% 4/1/04	A3	3,000,000	3,276,150
Virginia Electric & Power Co. 5.75% 3/31/06	A3	2,000,000	2,086,700
			33,202,044
Gas Utilities - 1.1%
Consolidated Natural Gas Co. 5.375% 11/1/06	A3	1,330,000	1,344,963
Dynegy Holdings, Inc. 6.875% 4/1/11	Baa2	2,030,000	2,079,918
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	2,100,000	2,310,819
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	$ 2,000,000	$ 2,161,260
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,927,278
			9,824,238
Multi-Utilities - 0.6%
Enron Corp.:
8.375% 5/23/05	Baa2	1,000,000	799,990
9.875% 6/15/03	Baa2	3,800,000	3,251,926
Williams Companies, Inc. 7.125% 9/1/11	Baa2	1,035,000	1,073,409
			5,125,325
TOTAL UTILITIES			48,151,607
TOTAL NONCONVERTIBLE BONDS (Cost $401,714,301)			416,295,347
U.S. Government and Government Agency Obligations - 18.8%

U.S. Government Agency Obligations - 12.8%
Fannie Mae:
6.25% 2/1/11	Aa2	975,000	1,053,605
6.375% 10/15/02	Aaa	170,000	176,827
7.125% 2/15/05	Aaa	22,000,000	24,495,680
7.125% 6/15/10	Aaa	10,000,000	11,626,600
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	3,065,000	3,418,916
Freddie Mac:
3.5% 9/15/03	Aaa	14,500,000	14,733,305
5% 5/15/04	Aaa	700,000	733,684
5.125% 10/15/08	Aaa	16,500,000	17,064,630
5.25% 2/15/04	Aaa	6,200,000	6,519,672
5.5% 7/15/06	Aaa	3,000,000	3,193,110
5.75% 3/15/09	Aaa	6,200,000	6,630,094
5.875% 3/21/11	Aa2	670,000	705,698
6.375% 11/15/03	Aaa	4,500,000	4,821,345
6.625% 8/15/02	Aaa	2,830,000	2,930,805
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7% 7/15/05	Aaa	$ 16,000,000	$ 17,867,520
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	61,277	62,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			116,033,536
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	5,325,000	8,756,270
12% 8/15/13	Aaa	10,390,000	15,210,025
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	6,500,000	6,644,235
5% 2/15/11	Aaa	3,000,000	3,165,480
5% 8/15/11	Aaa	5,000,000	5,289,050
5.625% 5/15/08	Aaa	4,100,000	4,492,042
5.75% 8/15/10	Aaa	9,500,000	10,546,520
TOTAL U.S. TREASURY OBLIGATIONS			54,103,622
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $163,678,882)			170,137,158
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.3%
5.5% 9/1/10 to 5/1/11	Aaa	1,073,661	1,100,518
6% 10/1/12 to 8/1/16	Aaa	19,522,486	20,110,873
6.5% 9/1/16 to 11/1/28	Aaa	26,775,019	27,816,554
6.5% 11/1/16 (d)	Aaa	16,000,000	16,640,000
7% 7/1/09 to 12/1/14	Aaa	6,461,740	6,787,467
7.5% 8/1/17 to 8/1/31 (e)	Aaa	25,749,670	27,039,785
8.5% 6/1/11 to 9/1/25	Aaa	838,584	899,537
9.5% 2/1/25	Aaa	1,011,066	1,104,691
10% 1/1/20	Aaa	17,327	19,433
10.5% 7/1/11 to 8/1/20	Aaa	134,078	151,859
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae - continued
11% 8/1/15	Aaa	$ 829,180	$ 929,445
12.5% 2/1/11 to 4/1/15	Aaa	46,167	54,171
TOTAL FANNIE MAE			102,654,333
Freddie Mac - 0.4%
7.5% 9/1/30 to 11/1/30 (e)	Aaa	2,347,779	2,460,026
8.5% 9/1/24 to 8/1/27	Aaa	891,451	953,642
9.5% 1/1/17	Aaa	13,149	14,246
10% 4/1/06 to 8/1/10	Aaa	66,328	71,709
10.25% 12/1/09	Aaa	18,867	21,023
10.5% 5/1/21	Aaa	168,688	185,555
11% 12/1/11	Aaa	11,994	13,600
11.5% 10/1/15	Aaa	47,007	53,270
11.75% 10/1/10	Aaa	27,383	30,636
TOTAL FREDDIE MAC			3,803,707
Government National Mortgage Association - 0.7%
6.5% 2/15/29	Aaa	3,762,654	3,886,106
7.5% 2/15/28 to 10/15/28	Aaa	218,112	229,534
8% 2/15/02 to 6/15/25	Aaa	1,048,999	1,105,791
8.5% 4/15/17 to 12/15/21	Aaa	331,519	358,184
11% 7/20/19 to 8/20/19	Aaa	99,173	113,667
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			5,693,282
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,282,294)			112,151,322
Asset-Backed Securities - 8.4%

ABSC Nims Trust 7% 12/17/31 (c)	Baa3	1,267,284	1,245,106
American Express Credit Account Master Trust:
5.53% 10/15/08	Aaa	1,020,000	1,068,291
6.1% 12/15/06	A1	1,100,000	1,166,755
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	6,000,000	6,180,000
7.15% 8/12/04	Aaa	2,992,680	3,083,395
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,195,000
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,218,750
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	$ 485,000	$ 499,758
Citibank Credit Card Master Trust I 5.3% 1/9/06	Aaa	1,320,000	1,378,114
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,664,746
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	1,900,000	1,838,250
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	8,000,000	8,467,396
5.85% 11/16/04	A2	2,000,000	2,040,174
5.85% 1/17/06	Aaa	5,000,000	5,238,271
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	560,000	588,394
7.03% 11/15/03	Aaa	332,000	338,866
Honda Auto Receivables Owner Trust 4.67% 3/18/05	Aaa	4,105,000	4,221,736
IndyMac Nim Trust 9.9938% 8/26/31 (c)(f)	BBB-	1,110,594	1,117,362
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,989,375
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,851,025	1,900,193
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	5,124,588
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	2,000,000	2,107,144
7% 7/15/08	Aaa	5,100,000	5,420,331
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,000,000	2,157,722
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,918,008
TOTAL ASSET-BACKED SECURITIES (Cost $72,424,265)			76,167,725
Collateralized Mortgage Obligations - 1.7%

U.S. Government Agency - 1.7%
Fannie Mae:
REMIC planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	Aaa	1,400,000	1,484,000
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	3,000,000	3,176,133
Freddie Mac:
REMIC planned amortization class Series 13 Class PJ, 4.5% 8/25/20	Aaa	5,000,000	5,057,800
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay:
Series 2061 Class J, 6.5% 9/20/22	Aaa	$ 1,416,840	$ 1,455,803
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,886,226	1,983,480
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	2,636,786	2,714,228
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,211,424)			15,871,444
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,957,563	3,190,594
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	1,000,000	1,078,594
Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,320,634	3,618,453
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	1,818,785	1,889,263
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (c)(f)	Aa1	260,879	259,901
Class E, 4.4338% 1/10/13 (c)(f)	Baa1	2,970,000	2,957,006
sequential pay:
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	1,190,885	1,188,926
Series 1999-C1 Class A2, 7.29% 9/15/41	Aaa	2,350,000	2,576,188
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,964,916	2,158,244
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	2,050,000	2,140,969
Series 1997-SPICE Class D, 7.332% 4/20/08 (c)	-	4,000,000	4,000,000
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	2,020,779	2,225,595
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	1,000,000	1,085,313
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (c)(g)	Aaa	14,445,495	534,935
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	Aaa	$ 3,411,453	$ 3,773,920
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10 (c)	Aaa	1,878,819	2,036,756
JP Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,567,597	2,789,152
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	Aaa	2,805,506	3,150,167
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (c)	Aaa	5,000,000	5,503,125
Morgan Stanly Dean Witter Capital Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/1/31	Aaa	3,685,015	3,923,650
Nationslink Funding Corp. Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	2,484,561	2,685,655
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,667,188
Trizechahn Office Properties Trust Series 2001-TZHA Class C3, 6.522% 3/15/08 (c)	A2	3,000,000	3,115,313
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,416,201)			58,548,907
Complex Mortgage Securities - 0.4%

Interest Only - 0.4%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.09% 4/15/36 (f)(g)	Aaa	44,041,687	2,888,514
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (c)(f)(g)	Aaa	24,356,184	1,018,963
TOTAL COMPLEX MORTGAGE SECURITIES (Cost $3,786,785)			3,907,477
Foreign Government and Government Agency Obligations (h) - 2.7%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Chilean Republic 7.125% 1/11/12	Baa1	$ 1,400,000	$ 1,435,000
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,351,948
Ontario Province 7% 8/4/05	Aa3	3,500,000	3,862,880
Quebec Province:
5.75% 2/15/09	A1	9,200,000	9,644,452
yankee 6.5% 1/17/06	A1	2,000,000	2,195,760
United Mexican States:
8.375% 1/14/11	Baa3	2,000,000	2,040,000
8.5% 2/1/06	Baa3	2,400,000	2,562,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,755,045)			24,092,040
Supranational Obligations - 1.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	10,000,000	11,028,700
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $38,335,000)	$ 38,337,805	38,335,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $892,541,297)		926,535,120
NET OTHER ASSETS - (2.2)%		(20,102,303)
NET ASSETS - 100%		$ 906,432,817
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $64,013,968 or 7.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.4%	AAA, AA, A	61.9%
Baa	19.3%	BBB	21.9%
Ba	0.7%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	3.6
United Kingdom	3.3
Multi-National	1.2
Others (individually less than 1%)	2.6
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,047,475,534 and $736,697,526, respectively, of which long-term U.S. government and government agency obligations aggregated $574,296,356 and $496,739,254, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $14,017,500. The weighted average interest rate was 3.79%. Interest earned from the interfund lending program amounted to $5,900 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $892,673,101. Net unrealized appreciation aggregated $33,862,019, of which $36,961,261 related to appreciated investment securities and $3,099,242 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $16,159,000 of which $3,830,000 and $12,329,000 will expire on October 31, 2007 and 2008, respectively.

A total of 9.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including securities loaned of $5,250,000 and repurchase agreements of $38,335,000) (cost $892,541,297) - See accompanying schedule		$ 926,535,120
Commitment to sell securities on a delayed delivery basis	$ (16,830,496)
Receivable for securities sold on a delayed delivery basis	16,750,523	(79,973)
Receivable for investments sold, regular delivery		3,432,922
Cash		123,451
Receivable for fund shares sold		5,959,260
Interest receivable		11,235,291
Total assets		947,206,071
Liabilities
Payable for investments purchased Regular delivery	12,524,066
Delayed delivery	16,547,000
Payable for fund shares redeemed	5,183,391
Distributions payable	348,002
Accrued management fee	313,859
Distribution fees payable	256,920
Other payables and accrued expenses	245,016
Collateral on securities loaned, at value	5,355,000
Total liabilities		40,773,254
Net Assets		$ 906,432,817
Net Assets consist of:
Paid in capital		$ 889,384,138
Distributions in excess of net investment income		(49,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,815,384)
Net unrealized appreciation (depreciation) on investments		33,913,850
Net Assets		$ 906,432,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,026,846 ÷ 8,354,824 shares)	$11.01
Maximum offering price per share (100/96.25 of $11.01)	$11.44
Class T: Net Asset Value and redemption price per share ($546,276,397 ÷ 49,574,253 shares)	$11.02
Maximum offering price per share (100/97.25 of $11.02)	$11.33
Class B: Net Asset Value and offering price per share ($113,423,894 ÷ 10,306,041 shares) A	$11.01
Class C: Net Asset Value and offering price per share ($63,537,904 ÷ 5,776,291 shares) A	$11.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($91,167,776 ÷ 8,263,431 shares)	$11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 45,053,773
Security lending		91,775
Total income		45,145,548
Expenses
Management fee	$ 2,906,670
Transfer agent fees	1,443,475
Distribution fees	2,224,704
Accounting and security lending fees	187,634
Non-interested trustees' compensation	2,636
Custodian fees and expenses	35,150
Registration fees	126,453
Audit	37,222
Legal	5,644
Miscellaneous	68,962
Total expenses before reductions	7,038,550
Expense reductions	(6,867)	7,031,683
Net investment income		38,113,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,213,086
Change in net unrealized appreciation (depreciation) on:
Investment securities	34,350,521
Delayed delivery commitments	(79,973)	34,270,548
Net gain (loss)		45,483,634
Net increase (decrease) in net assets resulting from operations		$ 83,597,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 38,113,865	$ 32,306,722
Net realized gain (loss)	11,213,086	(12,232,243)
Change in net unrealized appreciation (depreciation)	34,270,548	11,362,314
Net increase (decrease) in net assets resulting from operations	83,597,499	31,436,793
Distributions to shareholders from net investment income	(38,106,115)	(31,864,025)
Share transactions - net increase (decrease)	326,413,942	(41,785,512)
Total increase (decrease) in net assets	371,905,326	(42,212,744)
Net Assets
Beginning of period	534,527,491	576,740,235
End of period (including distributions in excess of net investment income of $49,787 and $696,903, respectively)	$ 906,432,817	$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998 G	1997 H	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income E	.619	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	.713	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	1.332	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.622)	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 11.010	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C, D	13.28%	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios to Average Net Assets I
Expenses before expense reductions	.83%	.84%	.87%	1.02% A	2.42%	13.94% A
Expenses net of voluntary waivers, if any	.83%	.84%	.87%	.90% A	.90%	.90% A
Expenses net of all reductions	.82%	.84%	.86%	.90% A	.90%	.90% A
Net investment income	5.82%	6.20%	5.58%	5.51% A	5.93%	6.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,027	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to November 30, 1996.

G Eleven months ended October 31

H For the period ended November 30

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Income from Investment Operations
Net investment income E	.603	.620	.576	.537	.625	.671
Net realized and unrealized gain (loss)	.713	(.006)	(.473)	.201	(.058)	(.147)
Total from investment operations	1.316	.614	.103	.738	.567	.524
Less Distributions
From net investment income	(.606)	(.614)	(.563)	(.528)	(.617)	(.674)
Net asset value, end of period	$ 11.020	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610
Total Return B, C, D	13.11%	6.18%	0.98%	7.15%	5.56%	5.10%
Ratios to Average Net Assets H
Expenses before expense reductions	.97%	.97%	.97%	.98% A	.96%	.97%
Expenses net of voluntary waivers, if any	.97%	.97%	.97%	.98% A	.96%	.97%
Expenses net of all reductions	.97%	.97%	.97%	.98% A	.96%	.96%
Net investment income	5.67%	6.07%	5.48%	5.48% A	5.97%	6.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,276	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F Eleven months ended October 31

G For the period ended November 30

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Income from Investment Operations
Net investment income E	.534	.553	.506	.468	.551	.597
Net realized and unrealized gain (loss)	.713	(.006)	(.467)	.214	(.057)	(.153)
Total from investment operations	1.247	.547	.039	.682	.494	.444
Less Distributions
From net investment income	(.537)	(.547)	(.499)	(.462)	(.544)	(.604)
Net asset value, end of period	$ 11.010	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590
Total Return B, C, D	12.40%	5.50%	0.37%	6.60%	4.83%	4.32%
Ratios to Average Net Assets H
Expenses before expense reductions	1.62%	1.62%	1.61%	1.70% A	1.74%	1.79%
Expenses net of voluntary waivers, if any	1.62%	1.62%	1.61%	1.65% A	1.65%	1.66%
Expenses net of all reductions	1.62%	1.62%	1.61%	1.65% A	1.65%	1.66%
Net investment income	5.02%	5.42%	4.83%	4.79% A	5.27%	5.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,424	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Eleven months ended October 31

G For the period ended November 30

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income E	.525	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.716	(.005)	(.472)	.199	(.005)
Total from investment operations	1.241	.540	.020	.652	.026
Less Distributions
From net investment income	(.531)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 11.000	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C, D	12.34%	5.42%	0.19%	6.30%	0.25%
Ratios to Average Net Assets H
Expenses before expense reductions	1.69%	1.69%	1.71%	2.41% A	80.03% A
Expenses net of voluntary waivers, if any	1.69%	1.69%	1.71%	1.75% A	1.75% A
Expenses net of all reductions	1.69%	1.69%	1.71%	1.75% A	1.73% A
Net investment income	4.96%	5.35%	4.73%	4.67% A	4.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,538	$ 20,530	$ 17,099	$ 6,100	$ 160
Portfolio turnover rate	112%	153%	138%	176% A	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

G Eleven months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998 E	1997 F	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Income from Investment Operations
Net investment income D	.638	.656	.610	.566	.658	.705
Net realized and unrealized gain (loss)	.711	(.002)	(.485)	.201	(.060)	(.151)
Total from investment operations	1.349	.654	.125	.767	.598	.554
Less Distributions
From net investment income	(.639)	(.644)	(.595)	(.557)	(.648)	(.704)
Net asset value, end of period	$ 11.030	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620
Total Return B, C	13.45%	6.59%	1.19%	7.44%	5.86%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	.66%	.65%	.66%	.68% A	.67%	.66%
Expenses net of voluntary waivers, if any	.66%	.65%	.66%	.68% A	.67%	.66%
Expenses net of all reductions	.66%	.65%	.66%	.68% A	.67%	.66%
Net investment income	5.98%	6.39%	5.78%	5.78% A	6.27%	6.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,168	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Eleven months ended October 31

F For the period ended November 30

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 99,178	$ 445
Class T	0%	.25%	1,022,395	7,876
Class B	.65%	.25%	701,935	506,953
Class C	.75%	.25%	401,196	133,013
			$ 2,224,704	$ 648,287

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 98,399	$ 51,897
Class T	110,269	32,357
Class B	149,254	149,254*
Class C	15,803	15,803*
	$ 373,725	$ 249,311

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 120,759.18
Class T	926,563.23
Class B	175,327.22
Class C	76,045.19
Institutional Class	144,781.17
	$ 1,443,475

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,352. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 3,515

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 3,827,144	$ 2,118,454
Class T	23,134,512	18,584,382
Class B	3,916,975	3,494,654
Class C	1,983,239	942,822
Institutional Class	5,244,245	6,723,713
Total	$ 38,106,115	$ 31,864,025

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000

Class A Shares sold	6,661,506	4,902,349	$ 71,255,573	$ 50,077,303
Reinvestment of distributions	327,172	193,209	3,501,096	1,973,473
Shares redeemed	(3,309,557)	(2,616,153)	(35,388,951)	(26,717,363)
Net increase (decrease)	3,679,121	2,479,405	$ 39,367,718	$ 25,333,413
Class T Shares sold	33,968,769	14,704,629	$ 363,634,867	$ 150,170,581
Reinvestment of distributions	2,016,916	1,661,438	21,590,808	16,962,342
Shares redeemed	(16,863,039)	(16,507,172)	(180,058,471)	(168,525,179)
Net increase (decrease)	19,122,646	(141,105)	$ 205,167,204	$ (1,392,256)
Class B Shares sold	7,292,261	2,796,903	$ 78,190,907	$ 28,571,712
Reinvestment of distributions	293,267	280,308	3,135,614	2,858,231
Shares redeemed	(3,455,318)	(3,169,406)	(36,782,351)	(32,309,883)
Net increase (decrease)	4,130,210	(92,195)	$ 44,544,170	$ (879,940)
Class C Shares sold	5,840,132	1,610,410	$ 62,369,971	$ 16,444,630
Reinvestment of distributions	155,231	70,863	1,662,772	722,809
Shares redeemed	(2,213,405)	(1,347,947)	(23,658,162)	(13,729,963)
Net increase (decrease)	3,781,958	333,326	$ 40,374,581	$ 3,437,476
Institutional Class Shares sold	2,099,875	1,678,500	$ 22,523,423	$ 17,149,282
Reinvestment of distributions	292,607	340,111	3,130,171	3,475,461
Shares redeemed	(2,690,476)	(8,691,446)	(28,693,325)	(88,908,948)
Net increase (decrease)	(297,994)	(6,672,835)	$ (3,039,731)	$ (68,284,205)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermedite Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 12, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.00
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.00
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.00
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	368,385,763.05	88.770
Against	8,170,192.67	1.969
Abstain	38,431,245.21	9.261
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	365,776,531.60	88.142
Against	9,527,761.39	2.296
Abstain	39,682,907.94	9.562
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 12
To eliminate fundamental investment policies of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,023,998.18	85.069
Against	22,427,905.14	5.404
Abstain	39,535,297.61	9.527
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	357,327,868.36	86.106
Against	19,294,963.42	4.649
Abstain	38,364,369.16	9.245
TOTAL	414,987,200.94	100.000
Broker Non-Votes	69,842,656.88
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	357,177,278.50	86.069
Against	19,697,574.09	4.747
Abstain	38,112,348.34	9.184
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTB-ANN-1201 149526
1.539398.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	13.45%	40.93%	100.21%
LB Int Govt/Credit Bond	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	37.12%	87.99%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers® Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 121 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	13.45%	7.10%	7.19%
LB Int Govt/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,021 - a 100.21% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.57%	6.49%	5.55%	5.96%	6.41%
Capital returns	6.88%	0.10%	-4.36%	1.70%	0.57%
Total returns	13.45%	6.59%	1.19%	7.66%	6.98%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.22¢	31.63¢	63.94¢
Annualized dividend rate	5.61%	5.83%	5.99%
30-day annualized yield	4.76%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.95 over the past one month, $10.77 over the past six months and $10.67 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the 12-month period that ended October 31, 2001, the fund's Institutional Class shares returned 13.45%. To get a sense of how the fund did relative to its competitors, the return for the short-intermediate investment grade debt funds average as tracked by Lipper Inc. was 11.45%. Additionally, the Lehman Brothers Intermediate Government/Credit Bond Index returned 14.25%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors drove the fund's performance during the period?

A. Short- and intermediate-term securities performed quite well, propelled by rapidly declining interest rates. The Federal Reserve Board has cut rates on nine separate occasions by a total of four percentage points so far in 2001. The early cuts were aimed at reviving a sluggish economy. The two most recent cuts - which took place after the events of September 11 - were designed to stabilize the global financial markets and prevent a recession from deepening. As rates and bond yields declined, short-term securities posted the largest percentage gains, followed by intermediate- and long-term bonds. That's because short-maturity and, to a lesser extent, intermediate-term bonds, are more closely tied to Fed actions than longer-term securities.

Q. What were your principal strategies throughout the year?

A. In the corporate bond sector - which made up about 46% of the fund's assets at the end of the period - I maintained a defensive posture, focusing on industries with a history of holding up reasonably well during economic slumps, including utilities, and sectors that were already priced to reflect a potential slowdown, such as real estate investment trusts. Also, I made some additions to the fund's stake in corporate bonds with higher credit ratings. That said, the fund's stake in lower-quality bonds trailed their higher-quality counterparts as the economy deteriorated.

Q. How did the fund's stake in mortgage securities - which made up about 9% of assets at the end of the period - affect performance?

A. Mortgage securities performed well and were a significant contributor to the fund's performance. In fact, prices of many of the most actively traded U.S. mortgage securities rose to historic highs at the end of October, thanks to investors' growing appetite for high-quality, higher-yielding alternatives to U.S. Treasury securities. That said, the mortgage market had to contend with several waves of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans. Investors typically dislike rapid prepayment activity because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. Security selection within the mortgage market also was a plus for performance. I emphasized mortgage securities that had some measure of protection against prepayments, and they performed relatively well. These included 15-year mortgage securities, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities.

Q. Were there any disappointments?

A. The fund's stake in agency securities was small relative to the market overall, which hurt returns somewhat given how well they performed during the year. Various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view for a bit, providing a more favorable backdrop for agency securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Given evidence that the economy continues to weaken, the bond market is priced such that it seemingly is expecting more interest-rate cuts to come. If there are further rate cuts in the offing, bonds likely would benefit, just as they have during most of the past year. If, on the other hand, signs of an economic rebound emerge, interest rates may stabilize. Against a falling or stable interest-rate environment, I'm optimistic about the outlook for bonds that offer yield advantages over Treasuries, including corporate, mortgage and agency securities. To the extent that investors look for high-quality, higher-yielding alternatives to Treasuries, those segments of the market should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of October 31, 2001, more than $906 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other fixed-income investments are measured. In late October, the U.S. Treasury surprised many with its announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. At the same time, more corporations began to issue more long-term bonds, looking to take advantage of lower long-term borrowing costs. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency, mortgage and corporate securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Annual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	46.9	46.3
Aa	7.4	7.5
A	20.8	21.6
Baa	19.6	18.3
Ba and Below	0.7	0.9
Not Rated	0.4	0.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	5.3	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	3.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 45.9%		Corporate Bonds 45.0%
	U.S. Government and Government Agency Obligations 31.2%		U.S. Government and Government Agency Obligations 29.9%
	Asset-Backed Securities 8.4%		Asset-Backed Securities 7.9%
	CMOs and Other Mortgage Related Securities 8.6%		CMOs and Other Mortgage Related Securities 9.0%
	Other Investments 3.9%		Other Investments 4.7%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	10.7%	** Foreign investments	12.4%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.5%
DaimlerChrysler North America Holding Corp.:
6.9% 9/1/04	A3	$ 1,500,000	$ 1,551,045
7.4% 1/20/05	A3	800,000	826,944
7.75% 6/15/05	A3	2,100,000	2,202,228
			4,580,217
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Ba2	740,000	503,200
Media - 2.9%
AOL Time Warner, Inc.:
6.125% 4/15/06	Baa1	2,400,000	2,504,688
6.75% 4/15/11	Baa1	1,700,000	1,769,649
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	2,000,000	2,044,060
Chancellor Media Corp. 8% 11/1/08	Ba1	3,150,000	3,272,063
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,090,000	2,252,435
Continental Cablevision, Inc. 8.3% 5/15/06	Baa1	2,370,000	2,644,730
Cox Communications, Inc. 7.5% 8/15/04	Baa2	1,850,000	1,989,416
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	995,600
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	2,000,000	2,157,200
8.5% 2/15/05	Baa3	2,765,000	3,017,168
TCI Communications, Inc.:
8.65% 9/15/04	Baa1	900,000	995,904
9.8% 2/1/12	Baa1	2,400,000	2,940,432
			26,583,345
Multiline Retail - 0.2%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,375,000	1,470,659
TOTAL CONSUMER DISCRETIONARY			33,137,421
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 0.7%
Delhaize America, Inc. 7.375% 4/15/06 (c)	Baa3	2,500,000	2,716,625
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	1,500,000	1,609,035
Kroger Co. 8.05% 2/1/10	Baa3	1,970,000	2,247,100
			6,572,760
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	$ 3,200,000	$ 3,660,928
Kellogg Co. 6% 4/1/06	Baa2	1,500,000	1,574,220
Nabisco, Inc. 6.85% 6/15/05	A2	2,700,000	2,885,949
Sara Lee Corp. 6.25% 9/15/11	A3	1,915,000	2,017,050
			10,138,147
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	255,000	257,272
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.5% 4/1/04	A2	750,000	814,470
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,985,000	2,068,608
			2,883,078
TOTAL CONSUMER STAPLES			19,851,257
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa1	1,800,000	1,940,261
Oil & Gas - 1.3%
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	700,000	733,978
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	2,000,000	2,098,920
Oryx Energy Co. 8.125% 10/15/05	Baa2	2,465,000	2,703,316
Phillips Petroleum Co. 8.75% 5/25/10	A3	2,000,000	2,365,220
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,010,000	1,110,293
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,911,437
			11,923,164
TOTAL ENERGY			13,863,425
FINANCIALS - 25.5%
Banks - 6.6%
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,265,004
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,571,225
Bank of America Corp. 7.8% 2/15/10	Aa3	6,600,000	7,401,900
Bank of New York Co., Inc. 8.5% 12/15/04	A1	2,500,000	2,770,175
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp. 7.875% 8/1/10	A1	$ 1,200,000	$ 1,352,868
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,404,576
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	2,200,000	2,543,926
CIT Group, Inc. 5.625% 5/17/04	A2	3,000,000	3,114,600
First Union Corp.:
6.95% 11/1/04	A1	3,500,000	3,787,105
7.55% 8/18/05	A1	1,025,000	1,133,701
FleetBoston Financial Corp. 7.25% 9/15/05	A2	1,800,000	1,974,114
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	263,763
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	650,000	672,146
Korea Development Bank:
7.125% 4/22/04	Baa2	725,000	773,300
7.375% 9/17/04	Baa2	1,110,000	1,198,334
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	456,701
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	A1	1,800,000	2,007,432
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	1,350,000	1,525,541
NationsBank Corp. 6.5% 8/15/03	Aa3	2,500,000	2,639,550
PNC Funding Corp. 5.75% 8/1/06	A2	3,440,000	3,578,494
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	3,100,000	3,392,950
9.118% 3/31/49	A1	2,900,000	3,416,142
U.S. Bank NA, Minnesota 5.7% 12/15/08	A1	2,000,000	2,029,020
Union Planters Corp. 7.75% 3/1/11	Baa2	770,000	846,577
Wachovia Corp. 4.95% 11/1/06	A1	2,200,000	2,204,620
Wells Fargo & Co.:
6.375% 8/1/11	Aa3	1,750,000	1,823,833
6.625% 7/15/04	Aa2	2,125,000	2,282,293
			60,429,890
Diversified Financials - 15.4%
Abbey National PLC 6.69% 10/17/05	Aa3	1,020,000	1,099,183
American Gen. Finance Corp. 5.875% 7/14/06	A2	2,350,000	2,441,650
Amvescap PLC yankee 6.6% 5/15/05	A2	4,000,000	4,221,640
Associates Corp. of North America:
5.8% 4/20/04	Aa1	1,600,000	1,679,648
7.75% 2/15/05	Aa1	2,700,000	2,988,576
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,150,000	2,318,173
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,289,823
CIT Group, Inc. 5.5% 2/15/04	A2	290,000	299,982
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Citigroup, Inc.:
5.75% 5/10/06	Aa1	$ 2,000,000	$ 2,099,680
7.25% 10/1/10	Aa2	2,700,000	2,990,898
Conoco Funding Co. 6.35% 10/15/11	Baa1	4,000,000	4,045,724
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	240,000	247,812
6.85% 6/15/04	A3	3,425,000	3,671,326
6.935% 7/16/07	A3	2,450,000	2,630,222
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	2,001,348
Ford Motor Credit Co.:
6.875% 2/1/06	A2	6,950,000	7,116,175
7.25% 10/25/11	A2	2,000,000	2,005,072
7.6% 8/1/05	A2	6,800,000	7,107,564
7.75% 11/15/02	A2	100,000	103,683
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,574,096
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	1,330,000	1,326,396
6.38% 1/30/04	A2	1,400,000	1,436,554
6.75% 1/15/06	A2	5,200,000	5,299,580
7.75% 1/19/10	A2	1,500,000	1,573,830
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,994,171
Household Finance Corp.:
6.5% 1/24/06	A2	2,265,000	2,394,264
8% 5/9/05	A2	1,060,000	1,169,445
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	2,000,000	2,368,960
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	3,000,000	3,129,000
6.75% 2/1/11	A1	3,395,000	3,587,972
Legg Mason, Inc. 6.75% 7/2/08	Baa1	2,850,000	2,994,125
Merrill Lynch & Co., Inc.:
6.13% 5/16/06	Aa3	3,000,000	3,195,090
6.15% 1/26/06	Aa3	2,000,000	2,130,700
Monumental Global Funding II 6.05% 1/19/06 (c)	Aa3	4,500,000	4,699,260
Morgan Stanley Dean Witter & Co.:
6.1% 4/15/06	Aa3	4,000,000	4,194,280
7.75% 6/15/05	Aa3	1,500,000	1,649,115
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,265,000	1,348,768
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
NiSource Finance Corp. 7.875% 11/15/10	Baa2	$ 1,720,000	$ 1,946,077
Popular North America, Inc. 6.125% 10/15/06	A3	1,955,000	1,960,474
Powergen US Funding LLC 4.5% 10/15/04	Baa1	2,690,000	2,712,031
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	2,370,000	2,547,797
RBSG Capital Corp. 10.125% 3/1/04	Aa3	1,500,000	1,710,510
Reed Elsevier Capital, Inc. 6.75% 8/1/11	A3	1,120,000	1,182,138
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	Aa1	2,425,000	2,599,843
Sears Roebuck Acceptance Corp.:
6% 3/20/03	A3	1,725,000	1,774,628
7% 2/1/11	A3	2,000,000	2,033,940
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	2,650,000	2,872,839
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,203,396
5.875% 5/1/04	Baa1	1,000,000	1,032,670
6.125% 11/15/08	Baa1	2,700,000	2,673,270
7.125% 1/30/06	Baa1	3,150,000	3,344,261
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	584,100
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,300,000	3,824,667
Wells Fargo Financial, Inc. 5.875% 8/15/08	Aa2	1,900,000	1,966,785
			139,393,211
Insurance - 0.7%
Allstate Corp. 7.875% 5/1/05	A1	2,700,000	2,975,535
New York Life Insurance Co. 6.4% 12/15/03 (c)	Aa3	2,000,000	2,124,000
The St. Paul Companies, Inc. 8.125% 4/15/10	A1	950,000	1,077,452
			6,176,987
Real Estate - 2.8%
AMB Property LP 7.2% 12/15/05	Baa1	2,000,000	2,133,180
Arden Realty LP 8.875% 3/1/05	Baa3	2,590,000	2,803,805
AvalonBay Communities, Inc. 6.5% 7/15/03	Baa1	500,000	520,850
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	664,282
7.9% 1/15/03	Baa2	2,700,000	2,829,357
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	3,169,320
EOP Operating LP:
6.5% 1/15/04	Baa1	3,000,000	3,163,500
7.75% 11/15/07	Baa1	2,450,000	2,713,645
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
ERP Operating LP 7.1% 6/23/04	A3	$ 3,500,000	$ 3,743,705
ProLogis Trust 6.7% 4/15/04	Baa1	3,415,000	3,581,481
			25,323,125
TOTAL FINANCIALS			231,323,213
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
American Home Products Corp. 6.25% 3/15/06	A3	1,800,000	1,925,136
Bristol-Myers Squibb Co. 5.75% 10/1/11	Aaa	3,000,000	3,136,500
			5,061,636
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 7.25% 5/15/06	Baa3	2,000,000	2,197,040
Raytheon Co.:
7.9% 3/1/03	Baa3	2,800,000	2,952,936
8.2% 3/1/06	Baa3	1,900,000	2,108,525
			7,258,501
Air Freight & Couriers - 0.1%
FedEx Corp. 7.25% 2/15/11	Baa2	1,000,000	1,039,480
Airlines - 0.7%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	435,000	356,043
7.73% 9/15/12	Ba1	142,242	128,306
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A2	3,000,000	3,139,530
7.779% 11/18/05	Baa3	2,150,000	2,199,988
			5,823,867
Machinery - 0.4%
Tyco International Group SA yankee:
6.375% 6/15/05	Baa1	1,750,000	1,839,040
6.75% 2/15/11	Baa1	2,000,000	2,131,660
			3,970,700
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.375% 10/15/11	Baa2	$ 2,700,000	$ 2,818,179
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	Baa2	2,700,000	2,754,486
			5,572,665
TOTAL INDUSTRIALS			23,665,213
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Nortel Networks Corp. yankee 6.125% 2/15/06	Baa2	1,700,000	1,317,500
Computers & Peripherals - 0.4%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,545,825
International Business Machines Corp. 4.875% 10/1/06	A1	2,250,000	2,292,795
			3,838,620
TOTAL INFORMATION TECHNOLOGY			5,156,120
MATERIALS - 0.6%
Chemicals - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	2,640,000	2,748,610
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	605,984
8.55% 8/1/10	Baa3	1,800,000	1,910,934
			2,516,918
TOTAL MATERIALS			5,265,528
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp. 6% 3/15/09	A3	2,800,000	2,715,664
British Telecommunications PLC 8.375% 12/15/10	Baa1	5,100,000	5,779,218
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,284,980
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,500,000	2,706,450
9.25% 5/15/11	Baa2	2,340,000	2,637,297
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	$ 700,000	$ 592,984
8% 10/1/10	Baa3	2,700,000	2,298,537
SBC Communications, Inc. 5.75% 5/2/06	Aa3	2,000,000	2,086,520
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	4,880,000	5,038,893
Telefonica Europe BV 7.75% 9/15/10	A2	2,050,000	2,231,835
TELUS Corp. yankee 8% 6/1/11	Baa2	2,235,000	2,447,549
			30,819,927
UTILITIES - 5.3%
Electric Utilities - 3.6%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,960,380
Calpine Corp. 8.5% 2/15/11	Baa3	1,370,000	1,383,700
Commonwealth Edison Co. 7% 7/1/05	A3	1,150,000	1,244,024
Detroit Edison Co. 6.125% 10/1/10	A3	1,440,000	1,468,296
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	5,000,000	5,109,200
Exelon Generation Co. LLC 6.95% 6/15/11 (c)	Baa1	1,800,000	1,852,724
Niagara Mohawk Power Corp.:
8% 6/1/04	Baa2	2,000,000	2,172,860
8.875% 5/15/07	Baa3	400,000	449,182
Philadelphia Electric Co. 6.5% 5/1/03	A2	2,050,000	2,145,038
PPL Electric Utilities Corp. 5.875% 8/15/07	A3	1,370,000	1,421,772
Progress Energy, Inc. 6.75% 3/1/06	Baa1	1,800,000	1,926,612
PSI Energy, Inc. 6.65% 6/15/06 (c)	A3	3,400,000	3,536,000
Texas Utilities Electric Co.:
6.75% 3/1/03	A3	555,000	579,287
6.75% 4/1/03	A3	1,040,000	1,075,589
8% 6/1/02	A3	1,475,000	1,514,530
8.25% 4/1/04	A3	3,000,000	3,276,150
Virginia Electric & Power Co. 5.75% 3/31/06	A3	2,000,000	2,086,700
			33,202,044
Gas Utilities - 1.1%
Consolidated Natural Gas Co. 5.375% 11/1/06	A3	1,330,000	1,344,963
Dynegy Holdings, Inc. 6.875% 4/1/11	Baa2	2,030,000	2,079,918
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	2,100,000	2,310,819
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	$ 2,000,000	$ 2,161,260
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,927,278
			9,824,238
Multi-Utilities - 0.6%
Enron Corp.:
8.375% 5/23/05	Baa2	1,000,000	799,990
9.875% 6/15/03	Baa2	3,800,000	3,251,926
Williams Companies, Inc. 7.125% 9/1/11	Baa2	1,035,000	1,073,409
			5,125,325
TOTAL UTILITIES			48,151,607
TOTAL NONCONVERTIBLE BONDS (Cost $401,714,301)			416,295,347
U.S. Government and Government Agency Obligations - 18.8%

U.S. Government Agency Obligations - 12.8%
Fannie Mae:
6.25% 2/1/11	Aa2	975,000	1,053,605
6.375% 10/15/02	Aaa	170,000	176,827
7.125% 2/15/05	Aaa	22,000,000	24,495,680
7.125% 6/15/10	Aaa	10,000,000	11,626,600
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	3,065,000	3,418,916
Freddie Mac:
3.5% 9/15/03	Aaa	14,500,000	14,733,305
5% 5/15/04	Aaa	700,000	733,684
5.125% 10/15/08	Aaa	16,500,000	17,064,630
5.25% 2/15/04	Aaa	6,200,000	6,519,672
5.5% 7/15/06	Aaa	3,000,000	3,193,110
5.75% 3/15/09	Aaa	6,200,000	6,630,094
5.875% 3/21/11	Aa2	670,000	705,698
6.375% 11/15/03	Aaa	4,500,000	4,821,345
6.625% 8/15/02	Aaa	2,830,000	2,930,805
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7% 7/15/05	Aaa	$ 16,000,000	$ 17,867,520
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	61,277	62,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			116,033,536
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	5,325,000	8,756,270
12% 8/15/13	Aaa	10,390,000	15,210,025
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	6,500,000	6,644,235
5% 2/15/11	Aaa	3,000,000	3,165,480
5% 8/15/11	Aaa	5,000,000	5,289,050
5.625% 5/15/08	Aaa	4,100,000	4,492,042
5.75% 8/15/10	Aaa	9,500,000	10,546,520
TOTAL U.S. TREASURY OBLIGATIONS			54,103,622
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $163,678,882)			170,137,158
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.3%
5.5% 9/1/10 to 5/1/11	Aaa	1,073,661	1,100,518
6% 10/1/12 to 8/1/16	Aaa	19,522,486	20,110,873
6.5% 9/1/16 to 11/1/28	Aaa	26,775,019	27,816,554
6.5% 11/1/16 (d)	Aaa	16,000,000	16,640,000
7% 7/1/09 to 12/1/14	Aaa	6,461,740	6,787,467
7.5% 8/1/17 to 8/1/31 (e)	Aaa	25,749,670	27,039,785
8.5% 6/1/11 to 9/1/25	Aaa	838,584	899,537
9.5% 2/1/25	Aaa	1,011,066	1,104,691
10% 1/1/20	Aaa	17,327	19,433
10.5% 7/1/11 to 8/1/20	Aaa	134,078	151,859
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae - continued
11% 8/1/15	Aaa	$ 829,180	$ 929,445
12.5% 2/1/11 to 4/1/15	Aaa	46,167	54,171
TOTAL FANNIE MAE			102,654,333
Freddie Mac - 0.4%
7.5% 9/1/30 to 11/1/30 (e)	Aaa	2,347,779	2,460,026
8.5% 9/1/24 to 8/1/27	Aaa	891,451	953,642
9.5% 1/1/17	Aaa	13,149	14,246
10% 4/1/06 to 8/1/10	Aaa	66,328	71,709
10.25% 12/1/09	Aaa	18,867	21,023
10.5% 5/1/21	Aaa	168,688	185,555
11% 12/1/11	Aaa	11,994	13,600
11.5% 10/1/15	Aaa	47,007	53,270
11.75% 10/1/10	Aaa	27,383	30,636
TOTAL FREDDIE MAC			3,803,707
Government National Mortgage Association - 0.7%
6.5% 2/15/29	Aaa	3,762,654	3,886,106
7.5% 2/15/28 to 10/15/28	Aaa	218,112	229,534
8% 2/15/02 to 6/15/25	Aaa	1,048,999	1,105,791
8.5% 4/15/17 to 12/15/21	Aaa	331,519	358,184
11% 7/20/19 to 8/20/19	Aaa	99,173	113,667
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			5,693,282
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,282,294)			112,151,322
Asset-Backed Securities - 8.4%

ABSC Nims Trust 7% 12/17/31 (c)	Baa3	1,267,284	1,245,106
American Express Credit Account Master Trust:
5.53% 10/15/08	Aaa	1,020,000	1,068,291
6.1% 12/15/06	A1	1,100,000	1,166,755
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	6,000,000	6,180,000
7.15% 8/12/04	Aaa	2,992,680	3,083,395
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,195,000
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,218,750
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	$ 485,000	$ 499,758
Citibank Credit Card Master Trust I 5.3% 1/9/06	Aaa	1,320,000	1,378,114
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,664,746
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	1,900,000	1,838,250
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	8,000,000	8,467,396
5.85% 11/16/04	A2	2,000,000	2,040,174
5.85% 1/17/06	Aaa	5,000,000	5,238,271
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	560,000	588,394
7.03% 11/15/03	Aaa	332,000	338,866
Honda Auto Receivables Owner Trust 4.67% 3/18/05	Aaa	4,105,000	4,221,736
IndyMac Nim Trust 9.9938% 8/26/31 (c)(f)	BBB-	1,110,594	1,117,362
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,989,375
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,851,025	1,900,193
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	5,124,588
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	2,000,000	2,107,144
7% 7/15/08	Aaa	5,100,000	5,420,331
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,000,000	2,157,722
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,918,008
TOTAL ASSET-BACKED SECURITIES (Cost $72,424,265)			76,167,725
Collateralized Mortgage Obligations - 1.7%

U.S. Government Agency - 1.7%
Fannie Mae:
REMIC planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	Aaa	1,400,000	1,484,000
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	3,000,000	3,176,133
Freddie Mac:
REMIC planned amortization class Series 13 Class PJ, 4.5% 8/25/20	Aaa	5,000,000	5,057,800
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay:
Series 2061 Class J, 6.5% 9/20/22	Aaa	$ 1,416,840	$ 1,455,803
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,886,226	1,983,480
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	2,636,786	2,714,228
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,211,424)			15,871,444
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,957,563	3,190,594
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	1,000,000	1,078,594
Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,320,634	3,618,453
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	1,818,785	1,889,263
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (c)(f)	Aa1	260,879	259,901
Class E, 4.4338% 1/10/13 (c)(f)	Baa1	2,970,000	2,957,006
sequential pay:
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	1,190,885	1,188,926
Series 1999-C1 Class A2, 7.29% 9/15/41	Aaa	2,350,000	2,576,188
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,964,916	2,158,244
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	2,050,000	2,140,969
Series 1997-SPICE Class D, 7.332% 4/20/08 (c)	-	4,000,000	4,000,000
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	2,020,779	2,225,595
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	1,000,000	1,085,313
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (c)(g)	Aaa	14,445,495	534,935
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	Aaa	$ 3,411,453	$ 3,773,920
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10 (c)	Aaa	1,878,819	2,036,756
JP Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,567,597	2,789,152
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	Aaa	2,805,506	3,150,167
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (c)	Aaa	5,000,000	5,503,125
Morgan Stanly Dean Witter Capital Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/1/31	Aaa	3,685,015	3,923,650
Nationslink Funding Corp. Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	2,484,561	2,685,655
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,667,188
Trizechahn Office Properties Trust Series 2001-TZHA Class C3, 6.522% 3/15/08 (c)	A2	3,000,000	3,115,313
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,416,201)			58,548,907
Complex Mortgage Securities - 0.4%

Interest Only - 0.4%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.09% 4/15/36 (f)(g)	Aaa	44,041,687	2,888,514
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (c)(f)(g)	Aaa	24,356,184	1,018,963
TOTAL COMPLEX MORTGAGE SECURITIES (Cost $3,786,785)			3,907,477
Foreign Government and Government Agency Obligations (h) - 2.7%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Chilean Republic 7.125% 1/11/12	Baa1	$ 1,400,000	$ 1,435,000
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,351,948
Ontario Province 7% 8/4/05	Aa3	3,500,000	3,862,880
Quebec Province:
5.75% 2/15/09	A1	9,200,000	9,644,452
yankee 6.5% 1/17/06	A1	2,000,000	2,195,760
United Mexican States:
8.375% 1/14/11	Baa3	2,000,000	2,040,000
8.5% 2/1/06	Baa3	2,400,000	2,562,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,755,045)			24,092,040
Supranational Obligations - 1.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	10,000,000	11,028,700
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $38,335,000)	$ 38,337,805	38,335,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $892,541,297)		926,535,120
NET OTHER ASSETS - (2.2)%		(20,102,303)
NET ASSETS - 100%		$ 906,432,817
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $64,013,968 or 7.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.4%	AAA, AA, A	61.9%
Baa	19.3%	BBB	21.9%
Ba	0.7%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	3.6
United Kingdom	3.3
Multi-National	1.2
Others (individually less than 1%)	2.6
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,047,475,534 and $736,697,526, respectively, of which long-term U.S. government and government agency obligations aggregated $574,296,356 and $496,739,254, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $14,017,500. The weighted average interest rate was 3.79%. Interest earned from the interfund lending program amounted to $5,900 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $892,673,101. Net unrealized appreciation aggregated $33,862,019, of which $36,961,261 related to appreciated investment securities and $3,099,242 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $16,159,000 of which $3,830,000 and $12,329,000 will expire on October 31, 2007 and 2008, respectively.

A total of 9.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including securities loaned of $5,250,000 and repurchase agreements of $38,335,000) (cost $892,541,297) - See accompanying schedule		$ 926,535,120
Commitment to sell securities on a delayed delivery basis	$ (16,830,496)
Receivable for securities sold on a delayed delivery basis	16,750,523	(79,973)
Receivable for investments sold, regular delivery		3,432,922
Cash		123,451
Receivable for fund shares sold		5,959,260
Interest receivable		11,235,291
Total assets		947,206,071
Liabilities
Payable for investments purchased Regular delivery	12,524,066
Delayed delivery	16,547,000
Payable for fund shares redeemed	5,183,391
Distributions payable	348,002
Accrued management fee	313,859
Distribution fees payable	256,920
Other payables and accrued expenses	245,016
Collateral on securities loaned, at value	5,355,000
Total liabilities		40,773,254
Net Assets		$ 906,432,817
Net Assets consist of:
Paid in capital		$ 889,384,138
Distributions in excess of net investment income		(49,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,815,384)
Net unrealized appreciation (depreciation) on investments		33,913,850
Net Assets		$ 906,432,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,026,846 ÷ 8,354,824 shares)	$11.01
Maximum offering price per share (100/96.25 of $11.01)	$11.44
Class T: Net Asset Value and redemption price per share ($546,276,397 ÷ 49,574,253 shares)	$11.02
Maximum offering price per share (100/97.25 of $11.02)	$11.33
Class B: Net Asset Value and offering price per share ($113,423,894 ÷ 10,306,041 shares) A	$11.01
Class C: Net Asset Value and offering price per share ($63,537,904 ÷ 5,776,291 shares) A	$11.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($91,167,776 ÷ 8,263,431 shares)	$11.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 45,053,773
Security lending		91,775
Total income		45,145,548
Expenses
Management fee	$ 2,906,670
Transfer agent fees	1,443,475
Distribution fees	2,224,704
Accounting and security lending fees	187,634
Non-interested trustees' compensation	2,636
Custodian fees and expenses	35,150
Registration fees	126,453
Audit	37,222
Legal	5,644
Miscellaneous	68,962
Total expenses before reductions	7,038,550
Expense reductions	(6,867)	7,031,683
Net investment income		38,113,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,213,086
Change in net unrealized appreciation (depreciation) on:
Investment securities	34,350,521
Delayed delivery commitments	(79,973)	34,270,548
Net gain (loss)		45,483,634
Net increase (decrease) in net assets resulting from operations		$ 83,597,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 38,113,865	$ 32,306,722
Net realized gain (loss)	11,213,086	(12,232,243)
Change in net unrealized appreciation (depreciation)	34,270,548	11,362,314
Net increase (decrease) in net assets resulting from operations	83,597,499	31,436,793
Distributions to shareholders from net investment income	(38,106,115)	(31,864,025)
Share transactions - net increase (decrease)	326,413,942	(41,785,512)
Total increase (decrease) in net assets	371,905,326	(42,212,744)
Net Assets
Beginning of period	534,527,491	576,740,235
End of period (including distributions in excess of net investment income of $49,787 and $696,903, respectively)	$ 906,432,817	$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998 G	1997 H	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income E	.619	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	.713	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	1.332	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.622)	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 11.010	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C, D	13.28%	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios to Average Net Assets I
Expenses before expense reductions	.83%	.84%	.87%	1.02% A	2.42%	13.94% A
Expenses net of voluntary waivers, if any	.83%	.84%	.87%	.90% A	.90%	.90% A
Expenses net of all reductions	.82%	.84%	.86%	.90% A	.90%	.90% A
Net investment income	5.82%	6.20%	5.58%	5.51% A	5.93%	6.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,027	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of shares) to November 30, 1996.

G Eleven months ended October 31

H For the period ended November 30

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Income from Investment Operations
Net investment income E	.603	.620	.576	.537	.625	.671
Net realized and unrealized gain (loss)	.713	(.006)	(.473)	.201	(.058)	(.147)
Total from investment operations	1.316	.614	.103	.738	.567	.524
Less Distributions
From net investment income	(.606)	(.614)	(.563)	(.528)	(.617)	(.674)
Net asset value, end of period	$ 11.020	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610
Total Return B, C, D	13.11%	6.18%	0.98%	7.15%	5.56%	5.10%
Ratios to Average Net Assets H
Expenses before expense reductions	.97%	.97%	.97%	.98% A	.96%	.97%
Expenses net of voluntary waivers, if any	.97%	.97%	.97%	.98% A	.96%	.97%
Expenses net of all reductions	.97%	.97%	.97%	.98% A	.96%	.96%
Net investment income	5.67%	6.07%	5.48%	5.48% A	5.97%	6.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,276	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F Eleven months ended October 31

G For the period ended November 30

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Income from Investment Operations
Net investment income E	.534	.553	.506	.468	.551	.597
Net realized and unrealized gain (loss)	.713	(.006)	(.467)	.214	(.057)	(.153)
Total from investment operations	1.247	.547	.039	.682	.494	.444
Less Distributions
From net investment income	(.537)	(.547)	(.499)	(.462)	(.544)	(.604)
Net asset value, end of period	$ 11.010	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590
Total Return B, C, D	12.40%	5.50%	0.37%	6.60%	4.83%	4.32%
Ratios to Average Net Assets H
Expenses before expense reductions	1.62%	1.62%	1.61%	1.70% A	1.74%	1.79%
Expenses net of voluntary waivers, if any	1.62%	1.62%	1.61%	1.65% A	1.65%	1.66%
Expenses net of all reductions	1.62%	1.62%	1.61%	1.65% A	1.65%	1.66%
Net investment income	5.02%	5.42%	4.83%	4.79% A	5.27%	5.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,424	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Eleven months ended October 31

G For the period ended November 30

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income E	.525	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.716	(.005)	(.472)	.199	(.005)
Total from investment operations	1.241	.540	.020	.652	.026
Less Distributions
From net investment income	(.531)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 11.000	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C, D	12.34%	5.42%	0.19%	6.30%	0.25%
Ratios to Average Net Assets H
Expenses before expense reductions	1.69%	1.69%	1.71%	2.41% A	80.03% A
Expenses net of voluntary waivers, if any	1.69%	1.69%	1.71%	1.75% A	1.75% A
Expenses net of all reductions	1.69%	1.69%	1.71%	1.75% A	1.73% A
Net investment income	4.96%	5.35%	4.73%	4.67% A	4.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,538	$ 20,530	$ 17,099	$ 6,100	$ 160
Portfolio turnover rate	112%	153%	138%	176% A	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

G Eleven months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998 E	1997 F	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Income from Investment Operations
Net investment income D	.638	.656	.610	.566	.658	.705
Net realized and unrealized gain (loss)	.711	(.002)	(.485)	.201	(.060)	(.151)
Total from investment operations	1.349	.654	.125	.767	.598	.554
Less Distributions
From net investment income	(.639)	(.644)	(.595)	(.557)	(.648)	(.704)
Net asset value, end of period	$ 11.030	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620
Total Return B, C	13.45%	6.59%	1.19%	7.44%	5.86%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	.66%	.65%	.66%	.68% A	.67%	.66%
Expenses net of voluntary waivers, if any	.66%	.65%	.66%	.68% A	.67%	.66%
Expenses net of all reductions	.66%	.65%	.66%	.68% A	.67%	.66%
Net investment income	5.98%	6.39%	5.78%	5.78% A	6.27%	6.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,168	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866
Portfolio turnover rate	112%	153%	138%	176% A	138%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Eleven months ended October 31

F For the period ended November 30

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 99,178	$ 445
Class T	0%	.25%	1,022,395	7,876
Class B	.65%	.25%	701,935	506,953
Class C	.75%	.25%	401,196	133,013
			$ 2,224,704	$ 648,287

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 98,399	$ 51,897
Class T	110,269	32,357
Class B	149,254	149,254*
Class C	15,803	15,803*
	$ 373,725	$ 249,311

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 120,759.18
Class T	926,563.23
Class B	175,327.22
Class C	76,045.19
Institutional Class	144,781.17
	$ 1,443,475

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,352. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 3,515

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 3,827,144	$ 2,118,454
Class T	23,134,512	18,584,382
Class B	3,916,975	3,494,654
Class C	1,983,239	942,822
Institutional Class	5,244,245	6,723,713
Total	$ 38,106,115	$ 31,864,025

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000

Class A Shares sold	6,661,506	4,902,349	$ 71,255,573	$ 50,077,303
Reinvestment of distributions	327,172	193,209	3,501,096	1,973,473
Shares redeemed	(3,309,557)	(2,616,153)	(35,388,951)	(26,717,363)
Net increase (decrease)	3,679,121	2,479,405	$ 39,367,718	$ 25,333,413
Class T Shares sold	33,968,769	14,704,629	$ 363,634,867	$ 150,170,581
Reinvestment of distributions	2,016,916	1,661,438	21,590,808	16,962,342
Shares redeemed	(16,863,039)	(16,507,172)	(180,058,471)	(168,525,179)
Net increase (decrease)	19,122,646	(141,105)	$ 205,167,204	$ (1,392,256)
Class B Shares sold	7,292,261	2,796,903	$ 78,190,907	$ 28,571,712
Reinvestment of distributions	293,267	280,308	3,135,614	2,858,231
Shares redeemed	(3,455,318)	(3,169,406)	(36,782,351)	(32,309,883)
Net increase (decrease)	4,130,210	(92,195)	$ 44,544,170	$ (879,940)
Class C Shares sold	5,840,132	1,610,410	$ 62,369,971	$ 16,444,630
Reinvestment of distributions	155,231	70,863	1,662,772	722,809
Shares redeemed	(2,213,405)	(1,347,947)	(23,658,162)	(13,729,963)
Net increase (decrease)	3,781,958	333,326	$ 40,374,581	$ 3,437,476
Institutional Class Shares sold	2,099,875	1,678,500	$ 22,523,423	$ 17,149,282
Reinvestment of distributions	292,607	340,111	3,130,171	3,475,461
Shares redeemed	(2,690,476)	(8,691,446)	(28,693,325)	(88,908,948)
Net increase (decrease)	(297,994)	(6,672,835)	$ (3,039,731)	$ (68,284,205)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermedite Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 12, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.00
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.00
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.00
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	368,385,763.05	88.770
Against	8,170,192.67	1.969
Abstain	38,431,245.21	9.261
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	365,776,531.60	88.142
Against	9,527,761.39	2.296
Abstain	39,682,907.94	9.562
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 12
To eliminate fundamental investment policies of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,023,998.18	85.069
Against	22,427,905.14	5.404
Abstain	39,535,297.61	9.527
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	357,327,868.36	86.106
Against	19,294,963.42	4.649
Abstain	38,364,369.16	9.245
TOTAL	414,987,200.94	100.000
Broker Non-Votes	69,842,656.88
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	357,177,278.50	86.069
Against	19,697,574.09	4.747
Abstain	38,112,348.34	9.184
TOTAL	414,987,200.93	100.000
Broker Non-Votes	69,842,656.89

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTBI-ANN-1201 149533
1.539399.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity®

Mortgage Securities Fund

(Initial Class of Fidelity Advisor Mortgage
Securities Fund)

Annual Report

October 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities - Initial CL	12.44%	44.06%	107.11%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers® Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities - Initial CL	12.44%	7.57%	7.55%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund - Initial Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,711 - a 107.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.75%	7.18%	6.19%	6.17%	6.60%
Capital returns	5.69%	0.48%	-3.05%	-0.18%	2.26%
Total returns	12.44%	7.66%	3.14%	5.99%	8.86%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.00¢	31.51¢	67.27¢
Annualized dividend rate	5.33%	5.73%	6.21%
30-day annualized yield	5.49%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.05 over the past one month, $10.90 over the past six months and $10.83 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2001, the fund's Initial Class shares returned 12.44%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 12.59% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 13.08%.

Q. What factors influenced the fund's performance during the past 12 months?

A. Falling interest rates translated into very strong returns for most fixed-income investments, including mortgage securities. A year ago, there was growing evidence that the economy was slowing, fueling expectations that the Federal Reserve Board would cut interest rates in 2001 to stimulate the economy. Just the expectation for lower rates was enough to push bond yields lower and their prices higher. When the economy continued to weaken at a much faster-than-expected rate, the Fed decisively slashed interest rates in January in order to stimulate growth and avoid a recession. The Fed would repeat that action in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, 2001, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. All told, the Fed cut short-term rates nine times during the period to levels not seen since the early 1960s. As interest rates plummeted, mortgage security prices rose, although their performance lagged their U.S. Treasury counterparts during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What prevented mortgage securities from doing as well as Treasuries?

A. In a word, prepayment. It's one of the biggest challenges a mortgage investor faces and occurs when homeowners refinance their mortgages or sell a house and retire their mortgages. While a refinancing boom is beneficial for homeowners and the economy, it's less welcome by mortgage bondholders. That's because prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. Of course, the speed and degree to which interest rates fell provided a powerful incentive for near-record numbers of homeowners to refinance their mortgages. Furthermore, technological advances in processing refinancing applications have made it easier and cheaper than ever to refinance. In the first six months of this year alone, 2.5 million homeowners traded their mortgages in for lower rate loans. Through the end of October, that rapid rate of refinancing activity hadn't shown any signs of abating.

Q. What steps did you take to minimize the effects of accelerated prepayment activity?

A. Instead of maintaining a strict focus on prepayment-sensitive, plain vanilla 30-year pass-throughs, which represent a direct ownership interest in a pool of ordinary home loan mortgage securities, I increasingly looked for more creative options among bonds with less prepayment sensitivity. At the end of the period, more than 30% of the fund's investments were in collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). CMOs are somewhat complex securities that allow cash flows to be directed so that different classes of securities with different maturities can be created. CMBS are securities made up of mortgages on commercial, rather than residential, properties and often come with provisions that curtail the mortgage holder's opportunity to refinance. My choices within these two subsectors of the mortgage market generally benefited the fund.

Q. In terms of the "plain vanilla" pass-throughs you were referring to, what choices did you make there?

A. Mortgage investors had fewer and fewer options as the year wore on, and older, more expensive mortgages became a thing of the past due to refinancing. At the end of the period, the vast majority of the fund's investments were concentrated in securities with coupons of 6% to 8%. The lower coupons offered some protection against prepayment while the higher coupons provided extra yield for the fund. The year's main disappointment resulted from having too few 15-year securities, which are less likely to be prepaid. Although 15-year mortgages tend to outperform 30-year mortgages as prepayment accelerates, their lower yields can be a disadvantage during a more stable interest-rate environment.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors seek out high-quality securities with yields exceeding Treasuries, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gains

Start date: December 31, 1984

Size: as of October 31, 2001, more than $618 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the growth of the mortgage securities market:

"Since 1970, when the first pass-through mortgage security was issued with a guarantee from the government-owned Government National Mortgage Association (Ginnie Mae), the mortgage securities market has expanded at a very rapid pace. Just a decade ago, the total volume of outstanding mortgage securities - those issued by Ginnie Mae, government sponsored enterprises such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and private institutions including investment banks and homebuilders - stood at about $1.2 trillion. By the end of 2000, the total volume of outstanding mortgage securities approached $2.5 trillion, making it one of the largest and most liquid bond markets in the world. Demand for mortgage securities, meanwhile, also has increased as more investors - both domestic and foreign, individual and institutional - sought out mortgage securities for their generally attractive yields compared to U.S. Treasury securities. A recent development may help accelerate that trend. In late October, the U.S. Treasury announced that it would suspend issuance of the 30-year Treasury bond, which was the highest-yielding Treasury bond available at the time. If investors look for other higher-yielding alternatives to the long bond, mortgage securities may be one of the prime beneficiaries."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 2%	0.9	0.0
2 - 2.99%	5.5	0.0
3 - 3.99%	2.4	0.0
4 - 4.99%	4.4	0.0
5 - 5.99%	1.8	1.6
6 - 6.99%	33.7	29.8
7 - 7.99%	42.3	45.7
8 - 8.99%	5.3	7.8
9% and over	1.9	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	4.2	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	2.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001**
	Corporate Bonds 4.7%		Corporate Bonds 0.0%
	Mortgage Securities 70.2%		Mortgage Securities 76.8%
	CMOs and Other Mortgage Related Securities 33.6%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Government and Government Agency Obligations 0.3%		U.S. Government and Government Agency Obligations 0.0%
	Asset-Backed Securities 6.6%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets*** (15.4)%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	0.6%	** Foreign investments	0.0%
*** Short-Term Investments and Net Other Assets are not included in pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 70.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 37.5%
6% 2/1/14 to 7/1/31	$ 26,235,779	$ 26,566,665
6.5% 12/1/23 to 9/1/31	53,813,057	55,442,794
6.5% 11/1/31 (c)	32,197,994	33,113,624
6.5% 12/1/31 (c)	10,000,000	10,284,375
7% 12/1/20 to 7/1/31 (d)	27,660,711	28,876,881
7% 11/1/31 (c)	30,927,057	32,231,792
7.5% 3/1/22 to 8/1/29 (d)	3,810,843	4,008,473
7.5% 11/1/31 (c)	31,300,000	32,786,750
8% 1/1/07 to 12/1/29	2,302,455	2,438,163
8.25% 1/1/13	33,760	35,754
8.5% 6/1/16 to 11/1/23	2,150,598	2,311,195
8.75% 11/1/08 to 7/1/09	82,765	87,973
9% 1/1/08 to 2/1/13	391,008	420,802
9.5% 5/1/03 to 8/1/22	1,652,603	1,765,007
11% 8/1/10	699,332	783,896
12.25% 5/1/13 to 5/1/15	110,114	128,259
12.5% 8/1/15 to 3/1/16	225,383	265,740
12.75% 10/1/14 to 6/1/15	29,542	32,934
13.5% 9/1/13 to 12/1/14	93,193	112,356
14% 11/1/14	39,931	48,711
		231,742,144
Freddie Mac - 10.6%
6% 2/1/29 to 7/1/29	4,205,021	4,273,352
6.5% 1/1/24 to 9/1/24	17,382,219	17,996,807
7% 11/1/31 (c)	17,304,443	18,023,659
7.5% 6/1/26 to 12/1/30	17,788,548	18,649,202
8% 10/1/07 to 4/1/21	382,035	404,123
8.5% 11/1/03 to 9/1/20	1,050,029	1,126,983
9% 9/1/08 to 5/1/21	2,615,164	2,821,178
10% 1/1/09 to 5/1/19	743,913	827,362
10.5% 8/1/10 to 2/1/16	65,928	73,431
11.5% 4/1/12	42,998	48,870
12.25% 6/1/14 to 7/1/15	103,195	120,835
12.5% 5/1/12 to 12/1/14	416,367	480,728
12.75% 6/1/05 to 3/1/15	44,219	49,688
13% 10/1/13 to 6/1/15	695,105	819,688
		65,715,906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 22.1%
6.5% 5/15/28 to 8/20/31	$ 20,960,427	$ 21,632,294
7% 1/15/26 to 6/15/29	13,110,369	13,690,132
7.5% 7/15/05 to 5/15/31	69,715,616	73,365,556
8% 4/15/02 to 12/15/25	6,003,201	6,393,026
8.5% 7/15/16 to 1/15/31	19,621,367	20,987,762
9% 9/20/16 to 4/20/18	52,017	55,712
9.5% 12/15/24	45,891	49,856
10.5% 6/15/04 to 2/20/18	288,911	326,203
13% 10/15/13	36,919	44,026
13.5% 7/15/11 to 10/15/14	46,046	54,896
		136,599,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $420,720,089)		434,057,513
Asset-Backed Securities - 2.0%
Moody's Ratings (unaudited) (a)
ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	4,091,230	4,019,634
7.25% 4/15/31	BBB-	1,775,189	1,752,999
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	3,000,000	2,902,500
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	2,665,425	2,681,668
Option One Mortgage Securities Corp. 9.66% 9/26/31 (b)	Ba1	1,303,509	1,302,287
TOTAL ASSET-BACKED SECURITIES (Cost $12,645,019)			12,659,088
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.0%
CS First Boston Mortgage Securities Corp. Series 2001-26 Class G3, 7.5% 10/1/31	18,000,000	18,433,125
U.S. Government Agency - 9.9%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,471,721
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,384,300
Series 2001-58 Class Z, 6.5% 9/1/31	7,116,288	7,036,230
Series 2001-62 Class Z, 6.5% 10/1/31	5,000,000	4,950,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 2178 Class PB, 7% 8/15/29	$ 10,570,000	$ 11,491,493
Series 70 Class C, 9% 9/15/20	1,108,608	1,179,969
Series 1658 Class GZ, 7% 1/15/24	4,190,927	4,456,757
Series 2332 Class NZ, 6.5% 3/15/30	3,679,386	3,713,862
Series 2360 Class BZ, 6.5% 11/15/29	5,027,083	4,970,528
Series 2368 Class ZA, 6.5% 3/15/31	3,000,000	2,968,125
TOTAL U.S. GOVERNMENT AGENCY		61,622,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,309,039)		80,056,110
Commercial Mortgage Securities - 14.2%

Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	5,000,000	5,000,000
CS First Boston Mortgage Securities Corp.:
floater Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	8,430,000	8,479,037
Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	2,097,644
Series 1998-C1 Class D, 7.17% 1/17/12	9,500,000	9,641,398
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	15,200,000	15,228,500
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (b)	2,133,271	2,079,939
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (b)(e)	1,600,000	1,569,000
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	7,377,155	7,377,155
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 4.3875% 2/15/34 (b)(e)	7,900,000	7,816,126
Class A5, 4.7375% 2/15/34 (b)(e)	5,278,196	5,206,866
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,203,496
Series 1995-C1 Class E, 7.375% 9/25/24 (b)	805,615	839,728
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (b)	18,200,000	19,019,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,005,488)		87,557,889
Complex Mortgage Securities - 1.1%
	Principal Amount	Value (Note 1)
Interest Only - 1.1%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.09% 4/15/36 (e)(g) (Cost $6,712,913)	$ 102,763,903	$ 6,739,863
Fixed-Income Funds - 18.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $115,000,000)	11,500,000	115,000,000
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $6,527,000)	$ 6,527,478	6,527,000
TOTAL INVESTMENT PORTFOLIO - 120.1% (Cost $722,919,548)		742,597,463
NET OTHER ASSETS - (20.1)%		(124,443,423)
NET ASSETS - 100%		$ 618,154,040
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,013,285 or 9.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,066,175,833 and $979,245,472, respectively, of which long-term U.S. government and government agency obligations aggregated $936,811,875 and $938,631,962, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $722,983,434. Net unrealized appreciation aggregated $19,614,029, of which $19,845,438 related to appreciated investment securities and $231,409 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,948,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $6,527,000) (cost $722,919,548) - See accompanying schedule		$ 742,597,463
Commitment to sell securities on a delayed delivery basis	$ (39,698,750)
Receivable for securities sold on a delayed delivery basis	39,377,812	(320,938)
Receivable for investments sold, regular delivery		401,355
Cash		21,599
Receivable for fund shares sold		2,273,276
Interest receivable		3,196,752
Total assets		748,169,507
Liabilities
Payable for investments purchased Regular delivery	2,918,666
Delayed delivery	125,298,035
Payable for fund shares redeemed	890,949
Distributions payable	452,247
Accrued management fee	214,339
Distribution fees payable	68,660
Other payables and accrued expenses	172,571
Total liabilities		130,015,467
Net Assets		$ 618,154,040
Net Assets consist of:
Paid in capital		$ 600,162,822
Undistributed net investment income		644,319
Accumulated undistributed net realized gain (loss) on investments		(2,010,185)
Net unrealized appreciation (depreciation) on investments		19,357,084
Net Assets		$ 618,154,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,318,458 ÷ 1,377,300 shares)	$11.12
Maximum offering price per share (100/95.25 of $11.12)	$11.67
Class T: Net Asset Value and redemption price per share ($106,166,560 ÷ 9,533,405 shares)	$11.14
Maximum offering price per share (100/96.50 of $11.14)	$11.54
Class B: Net Asset Value and offering price per share ($57,033,674 ÷ 5,128,920 shares) A	$11.12
Class C: Net Asset Value and offering price per share ($2,632,207 ÷ 237,055 shares) A	$11.10
Initial Class: Net Asset Value, offering price and redemption price per share ($429,684,107 ÷ 38,578,918 shares)	$11.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,319,034 ÷ 658,559 shares)	$11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 35,301,131
Expenses
Management fee	$ 2,251,296
Transfer agent fees	823,782
Distribution fees	518,867
Accounting fees and expenses	176,095
Non-interested trustees' compensation	3,042
Custodian fees and expenses	88,872
Registration fees	121,015
Audit	50,838
Legal	6,257
Miscellaneous	36,094
Total expenses before reductions	4,076,158
Expense reductions	(14,413)	4,061,745
Net investment income		31,239,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,972,112
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,350,983
Delayed delivery commitments	(452,188)	22,898,795
Net gain (loss)		29,870,907
Net increase (decrease) in net assets resulting from operations		$ 61,110,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 31,239,386	$ 29,376,748
Net realized gain (loss)	6,972,112	(3,442,334)
Change in net unrealized appreciation (depreciation)	22,898,795	6,487,500
Net increase (decrease) in net assets resulting from operations	61,110,293	32,421,914
Distributions to shareholders From net investment income	(31,956,858)	(30,637,049)
Share transactions - net increase (decrease)	122,975,969	(9,263,825)
Total increase (decrease) in net assets	152,129,404	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $644,319 and $813,267, respectively)	$ 618,154,040	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.630	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.613	.086	(.336)	(.061)	.048	.224
Total from investment operations	1.243	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.653)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.653)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.15%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.85%	.88%	.99%	3.62%	3.04% A	3.84% A
Expenses net of voluntary waivers, if any	.85%	.88%	.90%	.90%	.90% A	.90% A
Expenses net of all reductions	.85%	.88%	.90%	.90%	.90% A	.90% A
Net investment income	5.86%	6.44%	6.09%	6.01%	6.18% A	6.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,318	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.622	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.617	.092	(.338)	(.063)	.048	.233
Total from investment operations	1.239	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.639)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.639)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.09%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios to Average Net Assets H
Expenses before expense reductions	.96%	1.00%	1.06%	1.34%	1.54% A	1.99% A
Expenses net of voluntary waivers, if any	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Expenses net of all reductions	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Net investment income	5.75%	6.33%	5.99%	6.05%	6.10% A	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,167	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income E	.551	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.611	.081	(.324)	(.064)	.065	.214
Total from investment operations	1.162	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.572)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.572)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C, D	11.32%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60%	1.60%	1.62%	2.21%	4.61% A	8.78% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Expenses net of all reductions	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Net investment income	5.11%	5.73%	5.37%	5.37%	5.32% A	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,034	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.890
Income from Investment Operations
Net investment income D	.112
Net realized and unrealized gain (loss)	.238
Total from investment operations	.350
Less Distributions
From net investment income	(.140)
Net asset value, end of period	$ 11.100
Total Return B, C	3.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,632
Portfolio turnover rate	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2001 (commencement of sale of Class C shares) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2001	2000	1999	1998	1997 D	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Income from Investment Operations
Net investment income C	.654	.690	.674	.700	.176	.678
Net realized and unrealized gain (loss)	.619	.078	(.342)	(.056)	.047	.391
Total from investment operations	1.273	.768	.332	.644	.223	1.069
Less Distributions
From net investment income	(.673)	(.718)	(.662)	(.664)	(.173)	(.689)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)
Total distributions	(.673)	(.718)	(.812)	(.694)	(.253)	(.799)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050
Total Return B	12.44%	7.66%	3.14%	5.99%	2.05%	10.34%
Ratios to Average Net Assets F
Expenses before expense reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of voluntary waivers, if any	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of all reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Net investment income	6.04%	6.65%	6.29%	6.34%	6.36% A	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,684	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Three months ended October 31

E For the period ended July 31

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.644	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.610	.080	(.343)	(.063)	.050	.226
Total from investment operations	1.254	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.664)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.664)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 11.110	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	12.27%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.73%	.75%	.86%	1.00% A	1.72% A
Expenses net of voluntary waivers, if any	.75%	.73%	.75%	.75%	.75% A	.75% A
Expenses net of all reductions	.75%	.72%	.75%	.75%	.75% A	.70% A
Net investment income	5.95%	6.60%	6.24%	6.30%	6.35% A	6.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,319	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F Three months ended October 31

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on August 16, 2001. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,471	$ 91
Class T	0%	.25%	209,484	8,121
Class B	.65%	.25%	292,069	210,939
Class C	.75%	.25%	2,843	1,304
			$ 518,867	$ 220,455

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 71,894	$ 26,630
Class T	88,158	28,470
Class B	78,987	78,987*
Class C	34	34*
	$ 239,073	$ 134,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 17,515.18
Class T	153,480.19
Class B	59,680.18
Initial Class	572,270.15
Class C	494	.16*
Institutional Class	20,343.24
	$ 823,782

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $767,133 for the period.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Institutional Class	.75%	$ 785

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $13,628.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 569,751	$ 259,663
Class T	4,803,722	2,169,235
Class B	1,667,212	1,158,837
Initial Class	24,383,662	26,148,441
Class C	16,666	-
Institutional Class	515,845	900,873
Total	$ 31,956,858	$ 30,637,049

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	1,254,368	215,111	$ 13,575,707	$ 2,232,936
Reinvestment of distributions	43,489	18,825	472,017	195,149
Shares redeemed	(358,531)	(90,958)	(3,890,592)	(941,418)
Net increase (decrease)	939,326	142,978	$ 10,157,132	$ 1,486,667
Class T Shares sold	6,485,222	4,402,524	$ 70,359,399	$ 45,948,619
Reinvestment of distributions	286,369	163,509	3,112,228	1,696,640
Shares redeemed	(3,061,196)	(1,514,665)	(33,140,747)	(15,663,958)
Net increase (decrease)	3,710,395	3,051,368	$ 40,330,880	$ 31,981,301
Class B Shares sold	4,074,059	652,666	$ 44,286,610	$ 6,775,572
Reinvestment of distributions	115,192	85,020	1,250,932	880,755
Shares redeemed	(951,993)	(669,424)	(10,296,177)	(6,925,550)
Net increase (decrease)	3,237,258	68,262	$ 35,241,365	$ 730,777
Initial Class Shares sold	6,553,799	3,201,394	$ 71,243,547	$ 33,214,158
Reinvestment of distributions	1,841,815	2,034,985	19,990,172	21,102,123
Shares redeemed	(5,026,043)	(8,824,923)	(54,427,036)	(91,371,208)
Net increase (decrease)	3,369,571	(3,588,544)	$ 36,806,683	$ (37,054,927)
Class C Shares sold	294,122	-	$ 3,235,086	$ -
Reinvestment of distributions	1,135	-	12,585	-
Shares redeemed	(58,202)	-	(640,751)	-
Net increase (decrease)	237,055	-	$ 2,606,920	$ -
Institutional Class Shares sold	253,313	827,963	$ 2,738,052	$ 8,501,722
Reinvestment of distributions	29,838	43,983	322,973	454,723
Shares redeemed	(483,679)	(1,486,148)	(5,228,036)	(15,364,088)
Net increase (decrease)	(200,528)	(614,202)	$ (2,167,011)	$ (6,407,643)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 14, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Withheld
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Withheld
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	247,290,478.14	88.909
Against	10,057,240.38	3.616
Withheld
Abstain	20,789,619.76	7.475
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	244,558,867.79	87.927
Against	12,068,774.06	4.340
Withheld
Abstain	21,509,696.43	7.733
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 13
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	236,470,027.38	85.019
Against	21,344,688.27	7.674
Withheld
Abstain	20,322,622.63	7.307
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 17
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
	# of Votes Cast	% of Votes Cast
Affirmative	241,586,645.73	86.859
Against	16,726,154.11	6.013
Withheld
Abstain	19,824,538.44	7.128
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	240,253,926.04	86.380
Against	16,267,114.65	5.848
Withheld
Abstain	21,616,297.59	7.772
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	236,876,751.86	85.165
Against	19,558,571.01	7.032
Withheld	21,702,015.41	7.803
Abstain
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

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For directions and hours,
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Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

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Target Timeline® 2003

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(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Mortgage Securities - CL A	12.15%	42.54%	104.94%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	6.82%	35.77%	95.20%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers® Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL A	12.15%	7.35%	7.44%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	6.82%	6.31%	6.92%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Class A on October 31, 1991, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,520 - a 95.20% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

Total Return Components

	Years ended October 31,				March 3, 1997 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.55%	7.01%	5.98%	5.92%	4.18%
Capital returns	5.60%	0.48%	-3.05%	-0.27%	2.53%
Total returns	12.15%	7.49%	2.93%	5.65%	6.71%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.83¢	30.48¢	65.34¢
Annualized dividend rate	5.15%	5.56%	6.04%
30-day annualized yield	5.01%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.04 over the past one month, $10.88 over the past six months, and $10.81 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	12.09%	42.07%	104.26%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	8.17%	37.10%	97.11%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	12.09%	7.28%	7.40%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	8.17%	6.51%	7.02%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on October 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,711 - a 97.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Total Return Components

	Years ended October 31,				March 3, 1997 (commencement of sale of Class T shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.40%	6.85%	5.87%	5.87%	4.12%
Capital returns	5.69%	0.57%	-3.05%	-0.27%	2.53%
Total returns	12.09%	7.42%	2.82%	5.60%	6.65%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.73¢	29.64¢	63.90¢
Annualized dividend rate	5.04%	5.40%	5.91%
30-day annualized yield	5.00%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.05 over the past one month, $10.89 over the past six months, and $10.82 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 0.90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	11.32%	37.78%	98.09%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	6.32%	35.78%	98.09%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	11.32%	6.62%	7.07%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	6.32%	6.31%	7.07%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,809 - a 98.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Total Return Components

	Years ended October 31,				March 3, 1997 (commencement of sale of Class B shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	5.72%	6.22%	5.25%	5.19%	3.66%
Capital returns	5.60%	0.48%	-2.96%	-0.37%	2.52%
Total returns	11.32%	6.70%	2.29%	4.82%	6.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.13¢	26.38¢	57.19¢
Annualized dividend rate	4.40%	4.81%	5.29%
30-day annualized yield	4.56%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.04 over the past one month, $10.88 over the past six months, and $10.81 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on August 16, 2001. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 through August 16, 2001 are those of Class B, and reflect Class B shares' 0.90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 16, 2001 would have been lower. Class C's contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL C	11.20%	37.64%	97.88%
Fidelity Adv Mortgage Securities - CL C (incl. contingent deferred sales charge)	10.20%	37.64%	97.88%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class C's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL C	11.20%	6.60%	7.06%
Fidelity Adv Mortgage Securities - CL C (incl. contingent deferred sales charge)	10.20%	6.60%	7.06%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class C

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,788 - a 97.88% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Class C

Performance - continued

Total Return Components

August 16, 2001 (commencement of sale of Class C shares) to October 31,
2001
Dividend returns	1.29%
Capital returns	1.93%
Total returns	3.22%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Life of class
Dividends per share	5.50¢	13.96¢
Annualized dividend rate	5.87%	6.10%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.04 over the past one month, and $10.99 over the life of the class, you can compare the class' income over these periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. Yield information will be reported once Class C has a longer, more stable operating history.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 12.15%, 12.09%, 11.32% and 11.20%, respectively. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 12.59% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 13.08%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced the fund's performance during the past 12 months?

A. Falling interest rates translated into very strong returns for most fixed-income investments, including mortgage securities. A year ago, there was growing evidence that the economy was slowing, fueling expectations that the Federal Reserve Board would cut interest rates in 2001 to stimulate the economy. Just the expectation for lower rates was enough to push bond yields lower and their prices higher. When the economy continued to weaken at a much faster-than-expected rate, the Fed decisively slashed interest rates in January in order to stimulate growth and avoid a recession. The Fed would repeat that action in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, 2001, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. All told, the Fed cut short-term rates nine times during the period to levels not seen since the early 1960s. As interest rates plummeted, mortgage security prices rose, although their performance lagged their U.S. Treasury counterparts during the period.

Q. What prevented mortgage securities from doing as well as Treasuries?

A. In a word, prepayment. It's one of the biggest challenges a mortgage investor faces and occurs when homeowners refinance their mortgages or sell a house and retire their mortgages. While a refinancing boom is beneficial for homeowners and the economy, it's less welcome by mortgage bondholders. That's because prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. Of course, the speed and degree to which interest rates fell provided a powerful incentive for near-record numbers of homeowners to refinance their mortgages. Furthermore, technological advances in processing refinancing applications have made it easier and cheaper than ever to refinance. In the first six months of this year alone, 2.5 million homeowners traded their mortgages in for lower rate loans. Through the end of October, that rapid rate of refinancing activity hadn't shown any signs of abating.

Q. What steps did you take to minimize the effects of accelerated prepayment activity?

A. Instead of maintaining a strict focus on prepayment-sensitive, plain vanilla 30-year pass-throughs, which represent a direct ownership interest in a pool of ordinary home loan mortgage securities, I increasingly looked for more creative options among bonds with less prepayment sensitivity. At the end of the period, more than 30% of the fund's investments were in collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). CMOs are somewhat complex securities that allow cash flows to be directed so that different classes of securities with different maturities can be created. CMBS are securities made up of mortgages on commercial, rather than residential, properties and often come with provisions that curtail the mortgage holder's opportunity to refinance. My choices within these two subsectors of the mortgage market generally benefited the fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. In terms of the "plain vanilla" pass-throughs you were referring to, what choices did you make there?

A. Mortgage investors had fewer and fewer options as the year wore on, and older, more expensive mortgages became a thing of the past due to refinancing. At the end of the period, the vast majority of the fund's investments were concentrated in securities with coupons of 6% to 8%. The lower coupons offered some protection against prepayment while the higher coupons provided extra yield for the fund. The year's main disappointment resulted from having too few 15-year securities, which are less likely to be prepaid. Although 15-year mortgages tend to outperform 30-year mortgages as prepayment accelerates, their lower yields can be a disadvantage during a more stable interest-rate environment.

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors seek out high-quality securities with yields exceeding Treasuries, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gains

Start date: December 31, 1984

Size: as of October 31, 2001, more than $618 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the growth of the mortgage securities market:

"Since 1970, when the first pass-through mortgage security was issued with a guarantee from the government-owned Government National Mortgage Association (Ginnie Mae), the mortgage securities market has expanded at a very rapid pace. Just a decade ago, the total volume of outstanding mortgage securities - those issued by Ginnie Mae, government sponsored enterprises such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and private institutions including investment banks and homebuilders - stood at about $1.2 trillion. By the end of 2000, the total volume of outstanding mortgage securities approached $2.5 trillion, making it one of the largest and most liquid bond markets in the world. Demand for mortgage securities, meanwhile, also has increased as more investors - both domestic and foreign, individual and institutional - sought out mortgage securities for their generally attractive yields compared to U.S. Treasury securities. A recent development may help accelerate that trend. In late October, the U.S. Treasury announced that it would suspend issuance of the 30-year Treasury bond, which was the highest-yielding Treasury bond available at the time. If investors look for other higher-yielding alternatives to the long bond, mortgage securities may be one of the prime beneficiaries."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 2%	0.9	0.0
2 - 2.99%	5.5	0.0
3 - 3.99%	2.4	0.0
4 - 4.99%	4.4	0.0
5 - 5.99%	1.8	1.6
6 - 6.99%	33.7	29.8
7 - 7.99%	42.3	45.7
8 - 8.99%	5.3	7.8
9% and over	1.9	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	4.2	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	2.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001**
	Corporate Bonds 4.7%		Corporate Bonds 0.0%
	Mortgage Securities 70.2%		Mortgage Securities 76.8%
	CMOs and Other Mortgage Related Securities 33.6%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Government and Government Agency Obligations 0.3%		U.S. Government and Government Agency Obligations 0.0%
	Asset-Backed Securities 6.6%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets*** (15.4)%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	0.6%	** Foreign investments	0.0%
*** Short-Term Investments and Net Other Assets are not included in pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 70.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 37.5%
6% 2/1/14 to 7/1/31	$ 26,235,779	$ 26,566,665
6.5% 12/1/23 to 9/1/31	53,813,057	55,442,794
6.5% 11/1/31 (c)	32,197,994	33,113,624
6.5% 12/1/31 (c)	10,000,000	10,284,375
7% 12/1/20 to 7/1/31 (d)	27,660,711	28,876,881
7% 11/1/31 (c)	30,927,057	32,231,792
7.5% 3/1/22 to 8/1/29 (d)	3,810,843	4,008,473
7.5% 11/1/31 (c)	31,300,000	32,786,750
8% 1/1/07 to 12/1/29	2,302,455	2,438,163
8.25% 1/1/13	33,760	35,754
8.5% 6/1/16 to 11/1/23	2,150,598	2,311,195
8.75% 11/1/08 to 7/1/09	82,765	87,973
9% 1/1/08 to 2/1/13	391,008	420,802
9.5% 5/1/03 to 8/1/22	1,652,603	1,765,007
11% 8/1/10	699,332	783,896
12.25% 5/1/13 to 5/1/15	110,114	128,259
12.5% 8/1/15 to 3/1/16	225,383	265,740
12.75% 10/1/14 to 6/1/15	29,542	32,934
13.5% 9/1/13 to 12/1/14	93,193	112,356
14% 11/1/14	39,931	48,711
		231,742,144
Freddie Mac - 10.6%
6% 2/1/29 to 7/1/29	4,205,021	4,273,352
6.5% 1/1/24 to 9/1/24	17,382,219	17,996,807
7% 11/1/31 (c)	17,304,443	18,023,659
7.5% 6/1/26 to 12/1/30	17,788,548	18,649,202
8% 10/1/07 to 4/1/21	382,035	404,123
8.5% 11/1/03 to 9/1/20	1,050,029	1,126,983
9% 9/1/08 to 5/1/21	2,615,164	2,821,178
10% 1/1/09 to 5/1/19	743,913	827,362
10.5% 8/1/10 to 2/1/16	65,928	73,431
11.5% 4/1/12	42,998	48,870
12.25% 6/1/14 to 7/1/15	103,195	120,835
12.5% 5/1/12 to 12/1/14	416,367	480,728
12.75% 6/1/05 to 3/1/15	44,219	49,688
13% 10/1/13 to 6/1/15	695,105	819,688
		65,715,906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 22.1%
6.5% 5/15/28 to 8/20/31	$ 20,960,427	$ 21,632,294
7% 1/15/26 to 6/15/29	13,110,369	13,690,132
7.5% 7/15/05 to 5/15/31	69,715,616	73,365,556
8% 4/15/02 to 12/15/25	6,003,201	6,393,026
8.5% 7/15/16 to 1/15/31	19,621,367	20,987,762
9% 9/20/16 to 4/20/18	52,017	55,712
9.5% 12/15/24	45,891	49,856
10.5% 6/15/04 to 2/20/18	288,911	326,203
13% 10/15/13	36,919	44,026
13.5% 7/15/11 to 10/15/14	46,046	54,896
		136,599,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $420,720,089)		434,057,513
Asset-Backed Securities - 2.0%
Moody's Ratings (unaudited) (a)
ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	4,091,230	4,019,634
7.25% 4/15/31	BBB-	1,775,189	1,752,999
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	3,000,000	2,902,500
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	2,665,425	2,681,668
Option One Mortgage Securities Corp. 9.66% 9/26/31 (b)	Ba1	1,303,509	1,302,287
TOTAL ASSET-BACKED SECURITIES (Cost $12,645,019)			12,659,088
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.0%
CS First Boston Mortgage Securities Corp. Series 2001-26 Class G3, 7.5% 10/1/31	18,000,000	18,433,125
U.S. Government Agency - 9.9%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,471,721
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,384,300
Series 2001-58 Class Z, 6.5% 9/1/31	7,116,288	7,036,230
Series 2001-62 Class Z, 6.5% 10/1/31	5,000,000	4,950,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 2178 Class PB, 7% 8/15/29	$ 10,570,000	$ 11,491,493
Series 70 Class C, 9% 9/15/20	1,108,608	1,179,969
Series 1658 Class GZ, 7% 1/15/24	4,190,927	4,456,757
Series 2332 Class NZ, 6.5% 3/15/30	3,679,386	3,713,862
Series 2360 Class BZ, 6.5% 11/15/29	5,027,083	4,970,528
Series 2368 Class ZA, 6.5% 3/15/31	3,000,000	2,968,125
TOTAL U.S. GOVERNMENT AGENCY		61,622,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,309,039)		80,056,110
Commercial Mortgage Securities - 14.2%

Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	5,000,000	5,000,000
CS First Boston Mortgage Securities Corp.:
floater Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	8,430,000	8,479,037
Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	2,097,644
Series 1998-C1 Class D, 7.17% 1/17/12	9,500,000	9,641,398
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	15,200,000	15,228,500
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (b)	2,133,271	2,079,939
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (b)(e)	1,600,000	1,569,000
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	7,377,155	7,377,155
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 4.3875% 2/15/34 (b)(e)	7,900,000	7,816,126
Class A5, 4.7375% 2/15/34 (b)(e)	5,278,196	5,206,866
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,203,496
Series 1995-C1 Class E, 7.375% 9/25/24 (b)	805,615	839,728
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (b)	18,200,000	19,019,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,005,488)		87,557,889
Complex Mortgage Securities - 1.1%
	Principal Amount	Value (Note 1)
Interest Only - 1.1%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.09% 4/15/36 (e)(g) (Cost $6,712,913)	$ 102,763,903	$ 6,739,863
Fixed-Income Funds - 18.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $115,000,000)	11,500,000	115,000,000
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $6,527,000)	$ 6,527,478	6,527,000
TOTAL INVESTMENT PORTFOLIO - 120.1% (Cost $722,919,548)		742,597,463
NET OTHER ASSETS - (20.1)%		(124,443,423)
NET ASSETS - 100%		$ 618,154,040
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,013,285 or 9.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,066,175,833 and $979,245,472, respectively, of which long-term U.S. government and government agency obligations aggregated $936,811,875 and $938,631,962, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $722,983,434. Net unrealized appreciation aggregated $19,614,029, of which $19,845,438 related to appreciated investment securities and $231,409 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,948,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $6,527,000) (cost $722,919,548) - See accompanying schedule		$ 742,597,463
Commitment to sell securities on a delayed delivery basis	$ (39,698,750)
Receivable for securities sold on a delayed delivery basis	39,377,812	(320,938)
Receivable for investments sold, regular delivery		401,355
Cash		21,599
Receivable for fund shares sold		2,273,276
Interest receivable		3,196,752
Total assets		748,169,507
Liabilities
Payable for investments purchased Regular delivery	2,918,666
Delayed delivery	125,298,035
Payable for fund shares redeemed	890,949
Distributions payable	452,247
Accrued management fee	214,339
Distribution fees payable	68,660
Other payables and accrued expenses	172,571
Total liabilities		130,015,467
Net Assets		$ 618,154,040
Net Assets consist of:
Paid in capital		$ 600,162,822
Undistributed net investment income		644,319
Accumulated undistributed net realized gain (loss) on investments		(2,010,185)
Net unrealized appreciation (depreciation) on investments		19,357,084
Net Assets		$ 618,154,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,318,458 ÷ 1,377,300 shares)	$11.12
Maximum offering price per share (100/95.25 of $11.12)	$11.67
Class T: Net Asset Value and redemption price per share ($106,166,560 ÷ 9,533,405 shares)	$11.14
Maximum offering price per share (100/96.50 of $11.14)	$11.54
Class B: Net Asset Value and offering price per share ($57,033,674 ÷ 5,128,920 shares) A	$11.12
Class C: Net Asset Value and offering price per share ($2,632,207 ÷ 237,055 shares) A	$11.10
Initial Class: Net Asset Value, offering price and redemption price per share ($429,684,107 ÷ 38,578,918 shares)	$11.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,319,034 ÷ 658,559 shares)	$11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 35,301,131
Expenses
Management fee	$ 2,251,296
Transfer agent fees	823,782
Distribution fees	518,867
Accounting fees and expenses	176,095
Non-interested trustees' compensation	3,042
Custodian fees and expenses	88,872
Registration fees	121,015
Audit	50,838
Legal	6,257
Miscellaneous	36,094
Total expenses before reductions	4,076,158
Expense reductions	(14,413)	4,061,745
Net investment income		31,239,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,972,112
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,350,983
Delayed delivery commitments	(452,188)	22,898,795
Net gain (loss)		29,870,907
Net increase (decrease) in net assets resulting from operations		$ 61,110,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 31,239,386	$ 29,376,748
Net realized gain (loss)	6,972,112	(3,442,334)
Change in net unrealized appreciation (depreciation)	22,898,795	6,487,500
Net increase (decrease) in net assets resulting from operations	61,110,293	32,421,914
Distributions to shareholders From net investment income	(31,956,858)	(30,637,049)
Share transactions - net increase (decrease)	122,975,969	(9,263,825)
Total increase (decrease) in net assets	152,129,404	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $644,319 and $813,267, respectively)	$ 618,154,040	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.630	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.613	.086	(.336)	(.061)	.048	.224
Total from investment operations	1.243	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.653)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.653)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.15%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.85%	.88%	.99%	3.62%	3.04% A	3.84% A
Expenses net of voluntary waivers, if any	.85%	.88%	.90%	.90%	.90% A	.90% A
Expenses net of all reductions	.85%	.88%	.90%	.90%	.90% A	.90% A
Net investment income	5.86%	6.44%	6.09%	6.01%	6.18% A	6.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,318	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.622	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.617	.092	(.338)	(.063)	.048	.233
Total from investment operations	1.239	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.639)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.639)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.09%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios to Average Net Assets H
Expenses before expense reductions	.96%	1.00%	1.06%	1.34%	1.54% A	1.99% A
Expenses net of voluntary waivers, if any	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Expenses net of all reductions	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Net investment income	5.75%	6.33%	5.99%	6.05%	6.10% A	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,167	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income E	.551	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.611	.081	(.324)	(.064)	.065	.214
Total from investment operations	1.162	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.572)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.572)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C, D	11.32%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60%	1.60%	1.62%	2.21%	4.61% A	8.78% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Expenses net of all reductions	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Net investment income	5.11%	5.73%	5.37%	5.37%	5.32% A	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,034	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.890
Income from Investment Operations
Net investment income D	.112
Net realized and unrealized gain (loss)	.238
Total from investment operations	.350
Less Distributions
From net investment income	(.140)
Net asset value, end of period	$ 11.100
Total Return B, C	3.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,632
Portfolio turnover rate	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2001 (commencement of sale of Class C shares) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2001	2000	1999	1998	1997 D	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Income from Investment Operations
Net investment income C	.654	.690	.674	.700	.176	.678
Net realized and unrealized gain (loss)	.619	.078	(.342)	(.056)	.047	.391
Total from investment operations	1.273	.768	.332	.644	.223	1.069
Less Distributions
From net investment income	(.673)	(.718)	(.662)	(.664)	(.173)	(.689)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)
Total distributions	(.673)	(.718)	(.812)	(.694)	(.253)	(.799)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050
Total Return B	12.44%	7.66%	3.14%	5.99%	2.05%	10.34%
Ratios to Average Net Assets F
Expenses before expense reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of voluntary waivers, if any	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of all reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Net investment income	6.04%	6.65%	6.29%	6.34%	6.36% A	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,684	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Three months ended October 31

E For the period ended July 31

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.644	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.610	.080	(.343)	(.063)	.050	.226
Total from investment operations	1.254	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.664)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.664)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 11.110	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	12.27%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.73%	.75%	.86%	1.00% A	1.72% A
Expenses net of voluntary waivers, if any	.75%	.73%	.75%	.75%	.75% A	.75% A
Expenses net of all reductions	.75%	.72%	.75%	.75%	.75% A	.70% A
Net investment income	5.95%	6.60%	6.24%	6.30%	6.35% A	6.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,319	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F Three months ended October 31

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on August 16, 2001. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,471	$ 91
Class T	0%	.25%	209,484	8,121
Class B	.65%	.25%	292,069	210,939
Class C	.75%	.25%	2,843	1,304
			$ 518,867	$ 220,455

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 71,894	$ 26,630
Class T	88,158	28,470
Class B	78,987	78,987*
Class C	34	34*
	$ 239,073	$ 134,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 17,515.18
Class T	153,480.19
Class B	59,680.18
Initial Class	572,270.15
Class C	494	.16*
Institutional Class	20,343.24
	$ 823,782

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $767,133 for the period.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Institutional Class	.75%	$ 785

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $13,628.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 569,751	$ 259,663
Class T	4,803,722	2,169,235
Class B	1,667,212	1,158,837
Initial Class	24,383,662	26,148,441
Class C	16,666	-
Institutional Class	515,845	900,873
Total	$ 31,956,858	$ 30,637,049

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	1,254,368	215,111	$ 13,575,707	$ 2,232,936
Reinvestment of distributions	43,489	18,825	472,017	195,149
Shares redeemed	(358,531)	(90,958)	(3,890,592)	(941,418)
Net increase (decrease)	939,326	142,978	$ 10,157,132	$ 1,486,667
Class T Shares sold	6,485,222	4,402,524	$ 70,359,399	$ 45,948,619
Reinvestment of distributions	286,369	163,509	3,112,228	1,696,640
Shares redeemed	(3,061,196)	(1,514,665)	(33,140,747)	(15,663,958)
Net increase (decrease)	3,710,395	3,051,368	$ 40,330,880	$ 31,981,301
Class B Shares sold	4,074,059	652,666	$ 44,286,610	$ 6,775,572
Reinvestment of distributions	115,192	85,020	1,250,932	880,755
Shares redeemed	(951,993)	(669,424)	(10,296,177)	(6,925,550)
Net increase (decrease)	3,237,258	68,262	$ 35,241,365	$ 730,777
Initial Class Shares sold	6,553,799	3,201,394	$ 71,243,547	$ 33,214,158
Reinvestment of distributions	1,841,815	2,034,985	19,990,172	21,102,123
Shares redeemed	(5,026,043)	(8,824,923)	(54,427,036)	(91,371,208)
Net increase (decrease)	3,369,571	(3,588,544)	$ 36,806,683	$ (37,054,927)
Class C Shares sold	294,122	-	$ 3,235,086	$ -
Reinvestment of distributions	1,135	-	12,585	-
Shares redeemed	(58,202)	-	(640,751)	-
Net increase (decrease)	237,055	-	$ 2,606,920	$ -
Institutional Class Shares sold	253,313	827,963	$ 2,738,052	$ 8,501,722
Reinvestment of distributions	29,838	43,983	322,973	454,723
Shares redeemed	(483,679)	(1,486,148)	(5,228,036)	(15,364,088)
Net increase (decrease)	(200,528)	(614,202)	$ (2,167,011)	$ (6,407,643)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 14, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Withheld
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Withheld
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	247,290,478.14	88.909
Against	10,057,240.38	3.616
Withheld
Abstain	20,789,619.76	7.475
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	244,558,867.79	87.927
Against	12,068,774.06	4.340
Withheld
Abstain	21,509,696.43	7.733
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 13
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	236,470,027.38	85.019
Against	21,344,688.27	7.674
Withheld
Abstain	20,322,622.63	7.307
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 17
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
	# of Votes Cast	% of Votes Cast
Affirmative	241,586,645.73	86.859
Against	16,726,154.11	6.013
Withheld
Abstain	19,824,538.44	7.128
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	240,253,926.04	86.380
Against	16,267,114.65	5.848
Withheld
Abstain	21,616,297.59	7.772
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	236,876,751.86	85.165
Against	19,558,571.01	7.032
Withheld	21,702,015.41	7.803
Abstain
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31

*Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMOR-ANN-1201 150723
1.704047.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Mortgage Securities - Inst CL	12.27%	43.43%	106.22%
LB Mortgage	13.08%	46.69%	106.69%
US Mortgage Funds Average	12.59%	40.54%	95.25%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers® Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 61 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - Inst CL	12.27%	7.48%	7.51%
LB Mortgage	13.08%	7.96%	7.53%
US Mortgage Funds Average	12.59%	7.04%	6.91%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,622 - a 106.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,669 - a 106.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

Total Return Components

	Years ended October 31,				March 3, 1997 (commencement of sale of Institutional Class shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.66%	7.16%	6.14%	6.13%	4.30%
Capital returns	5.61%	0.48%	-3.05%	-0.27%	2.43%
Total returns	12.27%	7.64%	3.09%	5.86%	6.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.01¢	31.00¢	66.43¢
Annualized dividend rate	5.35%	5.66%	6.15%
30-day annualized yield	5.49%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.03 over the past one month, $10.87 over the past six months, and $10.80 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.37%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the 12 months ending October 31, 2001, the fund's Institutional Class shares returned 12.27%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 12.59% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 13.08%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced the fund's performance during the past 12 months?

A. Falling interest rates translated into very strong returns for most fixed-income investments, including mortgage securities. A year ago, there was growing evidence that the economy was slowing, fueling expectations that the Federal Reserve Board would cut interest rates in 2001 to stimulate the economy. Just the expectation for lower rates was enough to push bond yields lower and their prices higher. When the economy continued to weaken at a much faster-than-expected rate, the Fed decisively slashed interest rates in January in order to stimulate growth and avoid a recession. The Fed would repeat that action in ensuing months as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, 2001, the Fed stepped in again to steady the global financial markets and hopefully moderate the severity of the downturn. All told, the Fed cut short-term rates nine times during the period to levels not seen since the early 1960s. As interest rates plummeted, mortgage security prices rose, although their performance lagged their U.S. Treasury counterparts during the period.

Q. What prevented mortgage securities from doing as well as Treasuries?

A. In a word, prepayment. It's one of the biggest challenges a mortgage investor faces and occurs when homeowners refinance their mortgages or sell a house and retire their mortgages. While a refinancing boom is beneficial for homeowners and the economy, it's less welcome by mortgage bondholders. That's because prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. Of course, the speed and degree to which interest rates fell provided a powerful incentive for near-record numbers of homeowners to refinance their mortgages. Furthermore, technological advances in processing refinancing applications have made it easier and cheaper than ever to refinance. In the first six months of this year alone, 2.5 million homeowners traded their mortgages in for lower rate loans. Through the end of October, that rapid rate of refinancing activity hadn't shown any signs of abating.

Q. What steps did you take to minimize the effects of accelerated prepayment activity?

A. Instead of maintaining a strict focus on prepayment-sensitive, plain vanilla 30-year pass-throughs, which represent a direct ownership interest in a pool of ordinary home loan mortgage securities, I increasingly looked for more creative options among bonds with less prepayment sensitivity. At the end of the period, more than 30% of the fund's investments were in collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). CMOs are somewhat complex securities that allow cash flows to be directed so that different classes of securities with different maturities can be created. CMBS are securities made up of mortgages on commercial, rather than residential, properties and often come with provisions that curtail the mortgage holder's opportunity to refinance. My choices within these two subsectors of the mortgage market generally benefited the fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. In terms of the "plain vanilla" pass-throughs you were referring to, what choices did you make there?

A. Mortgage investors had fewer and fewer options as the year wore on, and older, more expensive mortgages became a thing of the past due to refinancing. At the end of the period, the vast majority of the fund's investments were concentrated in securities with coupons of 6% to 8%. The lower coupons offered some protection against prepayment while the higher coupons provided extra yield for the fund. The year's main disappointment resulted from having too few 15-year securities, which are less likely to be prepaid. Although 15-year mortgages tend to outperform 30-year mortgages as prepayment accelerates, their lower yields can be a disadvantage during a more stable interest-rate environment.

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors seek out high-quality securities with yields exceeding Treasuries, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gains

Start date: December 31, 1984

Size: as of October 31, 2001, more than $618 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on the growth of the mortgage securities market:

"Since 1970, when the first pass-through mortgage security was issued with a guarantee from the government-owned Government National Mortgage Association (Ginnie Mae), the mortgage securities market has expanded at a very rapid pace. Just a decade ago, the total volume of outstanding mortgage securities - those issued by Ginnie Mae, government sponsored enterprises such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and private institutions including investment banks and homebuilders - stood at about $1.2 trillion. By the end of 2000, the total volume of outstanding mortgage securities approached $2.5 trillion, making it one of the largest and most liquid bond markets in the world. Demand for mortgage securities, meanwhile, also has increased as more investors - both domestic and foreign, individual and institutional - sought out mortgage securities for their generally attractive yields compared to U.S. Treasury securities. A recent development may help accelerate that trend. In late October, the U.S. Treasury announced that it would suspend issuance of the 30-year Treasury bond, which was the highest-yielding Treasury bond available at the time. If investors look for other higher-yielding alternatives to the long bond, mortgage securities may be one of the prime beneficiaries."

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2001
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 2%	0.9	0.0
2 - 2.99%	5.5	0.0
3 - 3.99%	2.4	0.0
4 - 4.99%	4.4	0.0
5 - 5.99%	1.8	1.6
6 - 6.99%	33.7	29.8
7 - 7.99%	42.3	45.7
8 - 8.99%	5.3	7.8
9% and over	1.9	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2001
6 months ago
Years	4.2	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	2.3	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001**
	Corporate Bonds 4.7%		Corporate Bonds 0.0%
	Mortgage Securities 70.2%		Mortgage Securities 76.8%
	CMOs and Other Mortgage Related Securities 33.6%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Government and Government Agency Obligations 0.3%		U.S. Government and Government Agency Obligations 0.0%
	Asset-Backed Securities 6.6%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets*** (15.4)%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	0.6%	** Foreign investments	0.0%
*** Short-Term Investments and Net Other Assets are not included in pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 70.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 37.5%
6% 2/1/14 to 7/1/31	$ 26,235,779	$ 26,566,665
6.5% 12/1/23 to 9/1/31	53,813,057	55,442,794
6.5% 11/1/31 (c)	32,197,994	33,113,624
6.5% 12/1/31 (c)	10,000,000	10,284,375
7% 12/1/20 to 7/1/31 (d)	27,660,711	28,876,881
7% 11/1/31 (c)	30,927,057	32,231,792
7.5% 3/1/22 to 8/1/29 (d)	3,810,843	4,008,473
7.5% 11/1/31 (c)	31,300,000	32,786,750
8% 1/1/07 to 12/1/29	2,302,455	2,438,163
8.25% 1/1/13	33,760	35,754
8.5% 6/1/16 to 11/1/23	2,150,598	2,311,195
8.75% 11/1/08 to 7/1/09	82,765	87,973
9% 1/1/08 to 2/1/13	391,008	420,802
9.5% 5/1/03 to 8/1/22	1,652,603	1,765,007
11% 8/1/10	699,332	783,896
12.25% 5/1/13 to 5/1/15	110,114	128,259
12.5% 8/1/15 to 3/1/16	225,383	265,740
12.75% 10/1/14 to 6/1/15	29,542	32,934
13.5% 9/1/13 to 12/1/14	93,193	112,356
14% 11/1/14	39,931	48,711
		231,742,144
Freddie Mac - 10.6%
6% 2/1/29 to 7/1/29	4,205,021	4,273,352
6.5% 1/1/24 to 9/1/24	17,382,219	17,996,807
7% 11/1/31 (c)	17,304,443	18,023,659
7.5% 6/1/26 to 12/1/30	17,788,548	18,649,202
8% 10/1/07 to 4/1/21	382,035	404,123
8.5% 11/1/03 to 9/1/20	1,050,029	1,126,983
9% 9/1/08 to 5/1/21	2,615,164	2,821,178
10% 1/1/09 to 5/1/19	743,913	827,362
10.5% 8/1/10 to 2/1/16	65,928	73,431
11.5% 4/1/12	42,998	48,870
12.25% 6/1/14 to 7/1/15	103,195	120,835
12.5% 5/1/12 to 12/1/14	416,367	480,728
12.75% 6/1/05 to 3/1/15	44,219	49,688
13% 10/1/13 to 6/1/15	695,105	819,688
		65,715,906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 22.1%
6.5% 5/15/28 to 8/20/31	$ 20,960,427	$ 21,632,294
7% 1/15/26 to 6/15/29	13,110,369	13,690,132
7.5% 7/15/05 to 5/15/31	69,715,616	73,365,556
8% 4/15/02 to 12/15/25	6,003,201	6,393,026
8.5% 7/15/16 to 1/15/31	19,621,367	20,987,762
9% 9/20/16 to 4/20/18	52,017	55,712
9.5% 12/15/24	45,891	49,856
10.5% 6/15/04 to 2/20/18	288,911	326,203
13% 10/15/13	36,919	44,026
13.5% 7/15/11 to 10/15/14	46,046	54,896
		136,599,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $420,720,089)		434,057,513
Asset-Backed Securities - 2.0%
Moody's Ratings (unaudited) (a)
ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	4,091,230	4,019,634
7.25% 4/15/31	BBB-	1,775,189	1,752,999
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	3,000,000	2,902,500
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	2,665,425	2,681,668
Option One Mortgage Securities Corp. 9.66% 9/26/31 (b)	Ba1	1,303,509	1,302,287
TOTAL ASSET-BACKED SECURITIES (Cost $12,645,019)			12,659,088
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.0%
CS First Boston Mortgage Securities Corp. Series 2001-26 Class G3, 7.5% 10/1/31	18,000,000	18,433,125
U.S. Government Agency - 9.9%
Fannie Mae:
REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,471,721
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,384,300
Series 2001-58 Class Z, 6.5% 9/1/31	7,116,288	7,036,230
Series 2001-62 Class Z, 6.5% 10/1/31	5,000,000	4,950,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 2178 Class PB, 7% 8/15/29	$ 10,570,000	$ 11,491,493
Series 70 Class C, 9% 9/15/20	1,108,608	1,179,969
Series 1658 Class GZ, 7% 1/15/24	4,190,927	4,456,757
Series 2332 Class NZ, 6.5% 3/15/30	3,679,386	3,713,862
Series 2360 Class BZ, 6.5% 11/15/29	5,027,083	4,970,528
Series 2368 Class ZA, 6.5% 3/15/31	3,000,000	2,968,125
TOTAL U.S. GOVERNMENT AGENCY		61,622,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,309,039)		80,056,110
Commercial Mortgage Securities - 14.2%

Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	5,000,000	5,000,000
CS First Boston Mortgage Securities Corp.:
floater Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	8,430,000	8,479,037
Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	2,097,644
Series 1998-C1 Class D, 7.17% 1/17/12	9,500,000	9,641,398
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	15,200,000	15,228,500
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (b)	2,133,271	2,079,939
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (b)(e)	1,600,000	1,569,000
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	7,377,155	7,377,155
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 4.3875% 2/15/34 (b)(e)	7,900,000	7,816,126
Class A5, 4.7375% 2/15/34 (b)(e)	5,278,196	5,206,866
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,203,496
Series 1995-C1 Class E, 7.375% 9/25/24 (b)	805,615	839,728
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (b)	18,200,000	19,019,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,005,488)		87,557,889
Complex Mortgage Securities - 1.1%
	Principal Amount	Value (Note 1)
Interest Only - 1.1%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.09% 4/15/36 (e)(g) (Cost $6,712,913)	$ 102,763,903	$ 6,739,863
Fixed-Income Funds - 18.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $115,000,000)	11,500,000	115,000,000
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $6,527,000)	$ 6,527,478	6,527,000
TOTAL INVESTMENT PORTFOLIO - 120.1% (Cost $722,919,548)		742,597,463
NET OTHER ASSETS - (20.1)%		(124,443,423)
NET ASSETS - 100%		$ 618,154,040
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,013,285 or 9.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,066,175,833 and $979,245,472, respectively, of which long-term U.S. government and government agency obligations aggregated $936,811,875 and $938,631,962, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $722,983,434. Net unrealized appreciation aggregated $19,614,029, of which $19,845,438 related to appreciated investment securities and $231,409 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,948,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $6,527,000) (cost $722,919,548) - See accompanying schedule		$ 742,597,463
Commitment to sell securities on a delayed delivery basis	$ (39,698,750)
Receivable for securities sold on a delayed delivery basis	39,377,812	(320,938)
Receivable for investments sold, regular delivery		401,355
Cash		21,599
Receivable for fund shares sold		2,273,276
Interest receivable		3,196,752
Total assets		748,169,507
Liabilities
Payable for investments purchased Regular delivery	2,918,666
Delayed delivery	125,298,035
Payable for fund shares redeemed	890,949
Distributions payable	452,247
Accrued management fee	214,339
Distribution fees payable	68,660
Other payables and accrued expenses	172,571
Total liabilities		130,015,467
Net Assets		$ 618,154,040
Net Assets consist of:
Paid in capital		$ 600,162,822
Undistributed net investment income		644,319
Accumulated undistributed net realized gain (loss) on investments		(2,010,185)
Net unrealized appreciation (depreciation) on investments		19,357,084
Net Assets		$ 618,154,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,318,458 ÷ 1,377,300 shares)	$11.12
Maximum offering price per share (100/95.25 of $11.12)	$11.67
Class T: Net Asset Value and redemption price per share ($106,166,560 ÷ 9,533,405 shares)	$11.14
Maximum offering price per share (100/96.50 of $11.14)	$11.54
Class B: Net Asset Value and offering price per share ($57,033,674 ÷ 5,128,920 shares) A	$11.12
Class C: Net Asset Value and offering price per share ($2,632,207 ÷ 237,055 shares) A	$11.10
Initial Class: Net Asset Value, offering price and redemption price per share ($429,684,107 ÷ 38,578,918 shares)	$11.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,319,034 ÷ 658,559 shares)	$11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 35,301,131
Expenses
Management fee	$ 2,251,296
Transfer agent fees	823,782
Distribution fees	518,867
Accounting fees and expenses	176,095
Non-interested trustees' compensation	3,042
Custodian fees and expenses	88,872
Registration fees	121,015
Audit	50,838
Legal	6,257
Miscellaneous	36,094
Total expenses before reductions	4,076,158
Expense reductions	(14,413)	4,061,745
Net investment income		31,239,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,972,112
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,350,983
Delayed delivery commitments	(452,188)	22,898,795
Net gain (loss)		29,870,907
Net increase (decrease) in net assets resulting from operations		$ 61,110,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 31,239,386	$ 29,376,748
Net realized gain (loss)	6,972,112	(3,442,334)
Change in net unrealized appreciation (depreciation)	22,898,795	6,487,500
Net increase (decrease) in net assets resulting from operations	61,110,293	32,421,914
Distributions to shareholders From net investment income	(31,956,858)	(30,637,049)
Share transactions - net increase (decrease)	122,975,969	(9,263,825)
Total increase (decrease) in net assets	152,129,404	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $644,319 and $813,267, respectively)	$ 618,154,040	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.630	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.613	.086	(.336)	(.061)	.048	.224
Total from investment operations	1.243	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.653)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.653)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.15%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.85%	.88%	.99%	3.62%	3.04% A	3.84% A
Expenses net of voluntary waivers, if any	.85%	.88%	.90%	.90%	.90% A	.90% A
Expenses net of all reductions	.85%	.88%	.90%	.90%	.90% A	.90% A
Net investment income	5.86%	6.44%	6.09%	6.01%	6.18% A	6.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,318	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income E	.622	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.617	.092	(.338)	(.063)	.048	.233
Total from investment operations	1.239	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.639)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.639)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C, D	12.09%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios to Average Net Assets H
Expenses before expense reductions	.96%	1.00%	1.06%	1.34%	1.54% A	1.99% A
Expenses net of voluntary waivers, if any	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Expenses net of all reductions	.96%	1.00%	1.00%	1.00%	1.00% A	1.00% A
Net investment income	5.75%	6.33%	5.99%	6.05%	6.10% A	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,167	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income E	.551	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.611	.081	(.324)	(.064)	.065	.214
Total from investment operations	1.162	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.572)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.572)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 11.120	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C, D	11.32%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60%	1.60%	1.62%	2.21%	4.61% A	8.78% A
Expenses net of voluntary waivers, if any	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Expenses net of all reductions	1.60%	1.60%	1.62%	1.65%	1.65% A	1.65% A
Net investment income	5.11%	5.73%	5.37%	5.37%	5.32% A	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,034	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

G Three months ended October 31

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31,	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.890
Income from Investment Operations
Net investment income D	.112
Net realized and unrealized gain (loss)	.238
Total from investment operations	.350
Less Distributions
From net investment income	(.140)
Net asset value, end of period	$ 11.100
Total Return B, C	3.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income	4.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,632
Portfolio turnover rate	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2001 (commencement of sale of Class C shares) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended October 31,	2001	2000	1999	1998	1997 D	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Income from Investment Operations
Net investment income C	.654	.690	.674	.700	.176	.678
Net realized and unrealized gain (loss)	.619	.078	(.342)	(.056)	.047	.391
Total from investment operations	1.273	.768	.332	.644	.223	1.069
Less Distributions
From net investment income	(.673)	(.718)	(.662)	(.664)	(.173)	(.689)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)
Total distributions	(.673)	(.718)	(.812)	(.694)	(.253)	(.799)
Net asset value, end of period	$ 11.140	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050
Total Return B	12.44%	7.66%	3.14%	5.99%	2.05%	10.34%
Ratios to Average Net Assets F
Expenses before expense reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of voluntary waivers, if any	.66%	.67%	.70%	.71%	.72% A	.73%
Expenses net of all reductions	.66%	.67%	.70%	.71%	.72% A	.73%
Net investment income	6.04%	6.65%	6.29%	6.34%	6.36% A	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,684	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Three months ended October 31

E For the period ended July 31

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.644	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.610	.080	(.343)	(.063)	.050	.226
Total from investment operations	1.254	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.664)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.664)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 11.110	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	12.27%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.76%	.73%	.75%	.86%	1.00% A	1.72% A
Expenses net of voluntary waivers, if any	.75%	.73%	.75%	.75%	.75% A	.75% A
Expenses net of all reductions	.75%	.72%	.75%	.75%	.75% A	.70% A
Net investment income	5.95%	6.60%	6.24%	6.30%	6.35% A	6.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,319	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Portfolio turnover rate	194%	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F Three months ended October 31

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on August 16, 2001. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,471	$ 91
Class T	0%	.25%	209,484	8,121
Class B	.65%	.25%	292,069	210,939
Class C	.75%	.25%	2,843	1,304
			$ 518,867	$ 220,455

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 71,894	$ 26,630
Class T	88,158	28,470
Class B	78,987	78,987*
Class C	34	34*
	$ 239,073	$ 134,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 17,515.18
Class T	153,480.19
Class B	59,680.18
Initial Class	572,270.15
Class C	494	.16*
Institutional Class	20,343.24
	$ 823,782

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $767,133 for the period.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Institutional Class	.75%	$ 785

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $13,628.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 569,751	$ 259,663
Class T	4,803,722	2,169,235
Class B	1,667,212	1,158,837
Initial Class	24,383,662	26,148,441
Class C	16,666	-
Institutional Class	515,845	900,873
Total	$ 31,956,858	$ 30,637,049

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	1,254,368	215,111	$ 13,575,707	$ 2,232,936
Reinvestment of distributions	43,489	18,825	472,017	195,149
Shares redeemed	(358,531)	(90,958)	(3,890,592)	(941,418)
Net increase (decrease)	939,326	142,978	$ 10,157,132	$ 1,486,667
Class T Shares sold	6,485,222	4,402,524	$ 70,359,399	$ 45,948,619
Reinvestment of distributions	286,369	163,509	3,112,228	1,696,640
Shares redeemed	(3,061,196)	(1,514,665)	(33,140,747)	(15,663,958)
Net increase (decrease)	3,710,395	3,051,368	$ 40,330,880	$ 31,981,301
Class B Shares sold	4,074,059	652,666	$ 44,286,610	$ 6,775,572
Reinvestment of distributions	115,192	85,020	1,250,932	880,755
Shares redeemed	(951,993)	(669,424)	(10,296,177)	(6,925,550)
Net increase (decrease)	3,237,258	68,262	$ 35,241,365	$ 730,777
Initial Class Shares sold	6,553,799	3,201,394	$ 71,243,547	$ 33,214,158
Reinvestment of distributions	1,841,815	2,034,985	19,990,172	21,102,123
Shares redeemed	(5,026,043)	(8,824,923)	(54,427,036)	(91,371,208)
Net increase (decrease)	3,369,571	(3,588,544)	$ 36,806,683	$ (37,054,927)
Class C Shares sold	294,122	-	$ 3,235,086	$ -
Reinvestment of distributions	1,135	-	12,585	-
Shares redeemed	(58,202)	-	(640,751)	-
Net increase (decrease)	237,055	-	$ 2,606,920	$ -
Institutional Class Shares sold	253,313	827,963	$ 2,738,052	$ 8,501,722
Reinvestment of distributions	29,838	43,983	322,973	454,723
Shares redeemed	(483,679)	(1,486,148)	(5,228,036)	(15,364,088)
Net increase (decrease)	(200,528)	(614,202)	$ (2,167,011)	$ (6,407,643)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 14, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Withheld
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Withheld
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	247,290,478.14	88.909
Against	10,057,240.38	3.616
Withheld
Abstain	20,789,619.76	7.475
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	244,558,867.79	87.927
Against	12,068,774.06	4.340
Withheld
Abstain	21,509,696.43	7.733
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 13
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	236,470,027.38	85.019
Against	21,344,688.27	7.674
Withheld
Abstain	20,322,622.63	7.307
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 17
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
	# of Votes Cast	% of Votes Cast
Affirmative	241,586,645.73	86.859
Against	16,726,154.11	6.013
Withheld
Abstain	19,824,538.44	7.128
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	240,253,926.04	86.380
Against	16,267,114.65	5.848
Withheld
Abstain	21,616,297.59	7.772
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	236,876,751.86	85.165
Against	19,558,571.01	7.032
Withheld	21,702,015.41	7.803
Abstain
TOTAL	278,137,338.28	100.000
Broker Non-Votes	35,965,353.31

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMORI-ANN-1201 150725
1.538544.104

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